                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 33-64872

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 32                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-7820

     Amendment No. 32                                                 [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
   -------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
   -------------------------------------------------------------------------
                  (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
    -------------------------------------------------------------------------

                     (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering:  August 1, 2004

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on August 1, 2004 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[front cover]

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

Small Cap Value Fund
Equity Income Fund
Real Estate Fund
Mid Cap Value Fund

AUGUST 1, 2004

SMALL CAP VALUE IS CLOSED TO NEW RETAIL INVESTORS, BUT IS AVAILABLE THROUGH
CERTAIN FINANCIAL INTERMEDIARIES. SHAREHOLDERS WHO HAVE OPEN ACCOUNTS MAY MAKE
ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS
LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

American Century Investments believes our relationship with you begins with an easy-to-read prospectus that provides the information you need to make confident investment decisions.

You'll notice that this booklet includes information about Investor Class and
Institutional Class shares. While reading through this prospectus, it's important for you to be aware of the class you own, or are considering for purchase. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Investor Class shares are available directly from American Century Investments. We offer Institutional Class shares primarily through employer-sponsored retirement plans or institutions, such as banks, broker-dealers and insurance companies. The Institutional Class shares also are available to individuals who meet the minimum investment requirements outlined in the prospectus.

As you read this prospectus, please note that the Fund Performance History,
Investing with American Century, and Financial Highlights sections reflect the most significant differences between the classes. If you have questions after reading the prospectus, please visit the Products and Services section of
americancentury.com for additional fund information. Or, call an Investor
Relations Representative at 1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and
Saturdays, 9 a.m. to 2 p.m. Central time.

Thank you for considering American Century Investments.

Sincerely,

[signiture of Donna Byers]

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

             [GRAPHIC OF TRIANGLE]

             THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
             KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Small Cap Value and Mid Cap Value seek long-term capital growth. Income is a secondary objective.

Equity Income seeks current income. Capital appreciation is a secondary objective.

Real Estate seeks long-term capital appreciation. Income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Small Cap Value and Mid Cap Value, the fund managers look for companies whose stock price may not reflect the company's value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

For Equity Income, the fund managers look for securities of companies with a favorable income-paying history and with the potential for an increase in share price.

The Real Estate Fund invests in real estate securities. These securities include shares of real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund, focusing on companies with the potential for stock price appreciation, plus strong growth of cash flow to investors.

The chart below shows the primary differences among the funds. A more detailed description of the funds' investment strategies and risks begins on page 11.

FUND                  PRIMARY INVESTMENTS
--------------------------------------------------------------------------------
Small Cap Value       Equity securities of smaller companies
--------------------------------------------------------------------------------
Equity Income         Equity securities of companies with a favorable
                      income-paying history
--------------------------------------------------------------------------------
Real Estate           Real estate securities
--------------------------------------------------------------------------------
Mid Cap Value         Equity securities of mid cap companies
--------------------------------------------------------------------------------

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

If the market does not consider the individual stocks purchased by Small Cap
Value or Mid Cap Value to be undervalued, or if the stocks purchased by Equity
Income do not continue dividend payments, the value of these funds' shares may decline, even if stock prices generally are rising.

The smaller companies in which Small Cap Value invests may present greater opportunities for capital appreciation than larger companies, but also may present greater risks.

An investment in the Real Estate Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk.

------
2

Because the Real Estate Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

* seeking long-term capital growth and income from your investment in Small Cap
  Value, Mid Cap Value and Real Estate

* seeking current income with the potential for capital appreciation from your investment in Equity Income

* seeking diversification of your investment portfolio through an investment in
  Real Estate

* comfortable with the risks associated with the funds' investment strategies

* comfortable with the funds' short-term price volatility

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

* investing for a short period of time

* not seeking income from an equity investment in Equity Income, Mid Cap Value or Real Estate

* uncomfortable with the risks associated with an investment in the real estate securities purchased by Real Estate

* uncomfortable with short-term volatility in the value of your investment

* uncomfortable with the risks associated with the funds' investment strategies

             [GRAPHIC OF TRIANGLE]

             AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
             INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
             CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
3

FUND PERFORMANCE HISTORY

SMALL CAP VALUE FUND
EQUITY INCOME FUND
REAL ESTATE FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class shares will differ from those shown in the charts depending on the expenses of that class.

SMALL CAP VALUE FUND - INVESTOR CLASS(1)

2003     36.11%
2002    -11.38%
2001     30.52%
2000     39.41%
1999     -0.86%

(1) AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S
    INVESTOR CLASS YEAR-TO-DATE RETURN WAS 9.83%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Small Cap Value       18.62% (2Q 2003)                    -19.04% (3Q 2002)
--------------------------------------------------------------------------------

EQUITY INCOME FUND - INVESTOR CLASS(1)

2003     24.25%
2002     -5.00%
2001     11.33%
2000     21.91%
1999     -0.18%
1998     12.97%
1997     28.26%
1996     23.31%
1995     29.63%

(1) AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S
    INVESTOR CLASS YEAR-TO-DATE RETURN WAS 4.14%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Equity Income         14.19% (4Q 1998)                    -10.74% (3Q 2002)
--------------------------------------------------------------------------------

------
4

REAL ESTATE FUND - INVESTOR CLASS(1)

2003     39.78%
2002      5.50%
2001     10.58%
2000     27.16%
1999     -2.71%
1998    -18.10%
1997     25.21%
1996     40.81%

(1) AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S
    INVESTOR CLASS YEAR-TO-DATE RETURN WAS 6.35%. DURING A PORTION OF THE PERIOD
    ENDED OCTOBER 31, 1997, THE MANAGER VOLUNTARILY AGREED TO WAIVE ITS
    MANAGEMENT FEE AND REIMBURSE CERTAIN EXPENSES INCURRED BY THE INVESTOR
    CLASS. ALSO, PRIOR TO THE UNIFIED MANAGEMENT FEE STRUCTURE, EFFECTIVE JULY
    13, 1997, THE CUSTODIAN OFFSET PART OF ITS FEES FOR BALANCE CREDITS GIVEN TO
    THE FUND. DURING THE PERIOD NOVEMBER 1, 1997, THROUGH MARCH 31, 1998, A
    PORTION OF THE SUBADVISORY FEE, WHICH IS PAID FOR SUBADVISORY SERVICES, WAS
    WAIVED.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Real Estate           19.92% (4Q 1996)                    -13.35% (3Q 1998)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the funds' Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for the Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

------
5

The S&P 500 is viewed as a broad measure of U.S. stock performance. The
S&P SmallCap 600/BARRA Value Index consists of S&P 600 stocks that have lower price/book ratios. The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. The
Lipper Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds. The Morgan Stanley REIT Index is a market capitalization-weighted, total-return index of real estate investment trusts
(REITs) that meet certain liquidity requirements. The Russell 3000 Value Index measures the performance of the 3,000 largest publicly traded U.S. companies with lower price/book ratios.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003      1 YEAR      5 YEARS     LIFE OF CLASS(1)
---------------------------------------------------------------------------------------------

Small Cap Value
Return Before Taxes                                36.11%      16.82%      16.12%
Return After Taxes on Distributions                35.97%      15.16%      14.53%
Return After Taxes on Distributions
     and Sale of Fund Shares                       23.60%      13.63%      13.08%
S&P SmallCap 600/BARRA Value Index                 40.04%      11.02%       9.65%
     (reflects no deduction for fees,
      expenses or taxes)
---------------------------------------------------------------------------------------------
Equity Income
Return Before Taxes                                24.25%      9.85%       14.98%
Return After Taxes on Distributions                23.22%      7.82%       11.19%
Return After Taxes on Distributions
     and Sale of Fund Shares                       16.44%      7.20%       10.67%
Lipper Equity Income Fund Index                    25.83%      2.22%        9.75%(2)
     (reflects no deduction for taxes)
S&P 500 Index                                      28.68%     -0.57%       11.82%(2)
     (reflects no deduction for fees,
      expenses or taxes)
Russell 3000 Value Index                           31.14%      4.16%       12.64%(2)
     (reflects no deduction for fees,
      expenses or taxes)
---------------------------------------------------------------------------------------------

(1) THE INCEPTION DATES FOR THE INVESTOR CLASS OF THE FUNDS ARE SMALL CAP VALUE,
    JULY 31, 1998; AND EQUITY INCOME, AUGUST 1, 1994.

(2) SINCE JULY 31, 1994, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

------
6

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003    1 YEAR        5 YEARS      LIFE OF CLASS(1)
----------------------------------------------------------------------------------------------
Real Estate
Return Before Taxes                              39.78%        15.07%       14.46%
Return After Taxes on Distributions              38.26%        13.23%       12.44%
Return After Taxes on Distributions
   and Sale of Fund Shares                       25.95%        11.91%       11.43%
Morgan Stanley REIT Index                        36.74%        14.12%       12.83%(2)
   (reflects no deduction for fees,
    expenses or taxes)
----------------------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INVESTOR CLASS IS SEPTEMBER 21, 1995.

(2) SINCE SEPTEMBER 30, 1995, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003     1 YEAR      5 YEARS     LIFE OF CLASS(1)
--------------------------------------------------------------------------------------------
Small Cap Value
Return Before Taxes                               36.33%      17.03%      17.95%
S&P SmallCap 600/BARRA Value Index                40.04%      11.02%      12.38%(2)
     (reflects no deduction for fees,
      expenses or taxes)
--------------------------------------------------------------------------------------------
Equity Income
Return Before Taxes                               24.65%      10.09%      10.44%
Lipper Equity Income Fund Index                   25.83%       2.22%       2.18%(3)
     (reflects no deduction for taxes)
S&P 500 Index                                     28.68%      -0.57%       0.69%(3)
     (reflects no deduction for fees,
      expenses or taxes)
Russell 3000 Value Index                          31.14%       4.16%       3.82%(3)
     (reflects no deduction for fees,
      expenses or taxes)
--------------------------------------------------------------------------------------------
Real Estate
Return Before Taxes                               40.00%      15.33%      10.97%
Morgan Stanley REIT Index                         36.74%      14.12%       9.59%(4)
     (reflects no deduction for fees,
      expenses or taxes)
--------------------------------------------------------------------------------------------

(1) THE INCEPTION DATES FOR THE INSTITUTIONAL CLASS OF THE FUNDS ARE SMALL CAP
    VALUE, OCTOBER 26, 1998; EQUITY INCOME, JULY 8, 1998; AND REAL ESTATE, JUNE
    16, 1997.

(2) SINCE OCTOBER 31, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

(3) SINCE JULY 9, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH DATA
    IS AVAILABLE.

(4) SINCE JUNE 30, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at americancentury.com.

------
7

MID CAP VALUE

As a new fund, Mid Cap Value's performance history is not available as of the date of this prospectus. When a class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.

------
8

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century

* to reinvest dividends in additional shares

* to exchange into the same class of shares of other American Century funds

* to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)
   Maximum Account Maintenance Fee                        $25(1)
--------------------------------------------------------------------------------

(1) APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH AMERICAN
    CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing
    with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                            MANAGEMENT     DISTRIBUTION     OTHER        TOTAL ANNUAL
                            FEE            AND SERVICE      EXPENSES     FUND OPERATING
                                           (12B-1) FEES                  EXPENSES
----------------------------------------------------------------------------------------
Small Cap Value
    Investor Class          1.25%(1)       None             0.01%(2)     1.26%
----------------------------------------------------------------------------------------
    Institutional Class     1.05%(1)       None             0.01%(2)     1.06%
----------------------------------------------------------------------------------------
Equity Income
    Investor Class          1.00%(1)       None             0.00%(3)     1.00%
----------------------------------------------------------------------------------------
    Institutional Class     0.80%(1)       None             0.00%(3)     0.80%
----------------------------------------------------------------------------------------
Real Estate
    Investor Class          1.17%(1)       None             0.00%(3)     1.17%
----------------------------------------------------------------------------------------
    Institutional Class     0.97%(1)       None             0.00%(3)     0.97%
----------------------------------------------------------------------------------------
Mid Cap Value
    Investor Class          1.00%          None             0.00%(4)     1.00%
----------------------------------------------------------------------------------------
    Institutional Class     0.80%          None             0.00%(4)     0.80%
----------------------------------------------------------------------------------------

(1) BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
    STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
    DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
    DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
    STRATEGY ASSETS.

(2) OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
    DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(3) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
    EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

------
9

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                               1 YEAR        3 YEARS      5 YEARS       10 YEARS
-----------------------------------------------------------------------------------
Small Cap Value
    Investor Class             $128          $398         $689           $1,514
-----------------------------------------------------------------------------------
    Institutional Class        $108          $336         $583           $1,288
-----------------------------------------------------------------------------------
Equity Income
    Investor Class             $102          $318         $551           $1,219
-----------------------------------------------------------------------------------
    Institutional Class         $82          $255         $443             $987
-----------------------------------------------------------------------------------
Real Estate
    Investor Class             $119          $370         $641           $1,413
-----------------------------------------------------------------------------------
    Institutional Class         $99          $308         $535           $1,185
-----------------------------------------------------------------------------------
Mid Cap Value
    Investor Class             $102          $318         $551           $1,219
-----------------------------------------------------------------------------------
    Institutional Class         $82          $255         $443             $987
-----------------------------------------------------------------------------------

------
10

OBJECTIVES, STRATEGIES AND RISKS

SMALL CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers will invest at least 80% of the fund's assets in small cap companies. The fund managers consider small cap companies to include those with a market capitalization no larger than that of the largest company in the S&P
Small Cap 600 Index or the Russell 2000 Index. The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets in U.S.
EQUITY SECURITIES at all times.

             [GRAPHIC OF TRIANGLE]

             EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
             EQUITY-EQUIVALENT SECURITIES, SUCH AS DEBT SECURITIES AND
             PREFERRED STOCK CONVERTIBLE INTO COMMON STOCK, AND STOCK OR STOCK
             INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

------
11

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Because Small Cap Value generally invests in smaller companies than American
Century's similarly managed value funds (such as Equity Income), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

             [GRAPHIC OF TRIANGLE]

             WHEN DETERMINING THE SIZE OF A COMPANY, THE FUND MANAGERS WILL
             CONSIDER, AMONG OTHER FACTORS, THE CAPITALIZATION OF THE COMPANY
             AND THE AMOUNT OF REVENUES, AS WELL AS OTHER INFORMATION THEY
             OBTAIN ABOUT THE COMPANY.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

------
12

EQUITY INCOME FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for securities with a favorable income-paying history that have prospects for income payments to continue or increase. The fund managers also look for securities of companies that they believe are undervalued and have the potential for an increase in price. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 80% of its assets in EQUITY
SECURITIES at all times.

             [GRAPHIC OF TRIANGLE]

             EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
             EQUITY-EQUIVALENT SECURITIES, SUCH AS DEBT SECURITIES AND
             PREFERRED STOCK CONVERTIBLE INTO COMMON STOCK, AND STOCK OR STOCK
             INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

------
13

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the individual stocks purchased by the fund do not continue dividend payments, or if their stock price does not increase, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices generally are rising.

The value of the fund's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

Although the fund managers intend to invest the fund's assets primarily in U.S.
securities, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

------
14

REAL ESTATE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

 The fund seeks long-term capital appreciation. Income is a secondary objective

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests at least 80% of its assets in EQUITY SECURITIES issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund. They attempt to focus the fund's investments on real estate companies and REITs with the potential for stock price appreciation, plus strong growth of cash flow to investors.

             [GRAPHIC OF TRIANGLE]

             EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
             EQUITY-EQUIVALENT SECURITIES, SUCH AS DEBT SECURITIES AND
             PREFERRED STOCK CONVERTIBLE INTO COMMON STOCK, AND STOCK OR STOCK
             INDEX FUTURES CONTRACTS.

The fund managers' real estate securities investment philosophy is that consistently excellent investment results can be achieved through superior stock selection (based on both public equity and private real estate market factors)
and risk managed portfolio construction. The fund managers use a disciplined investment process to manage the fund, focusing on superior stock selection rather than sector or theme bets. The portfolio management process relies on a continuous screen of the target universe of investments to identify companies exhibiting superior financial strength, operating returns and growth prospects that are attractively priced at any given time.

The fund managers evaluate each company's ability to generate earnings over an earnings cycle, not just for the next one or two years. The fund managers focus research efforts on determining the normalized earnings and earnings growth of a company, from which they determine if the company's current price fully reflects its long-term value.

The fund managers do not attempt to time the market. Under normal market conditions, the fund invests at least 80% of its assets in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. A company is considered to be a real estate company if, in the opinion of the fund managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

------
15

WHAT IS A REIT?

A real estate investment trust, or REIT, invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties.
Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans.
There are also hybrid REITs, which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due.
Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.
Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund's performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

------
16

MID CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Mid Cap Value seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone
up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not accurately reflect the companies' value as determined by the fund managers. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000 Index, excluding the largest 100 such companies. The fund managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Mid Cap Index.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the fund's assets invested in U.S. EQUITY SECURITIES at all times.

             [GRAPHIC OF TRIANGLE]

             EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
             EQUITY-EQUIVALENT SECURITIES, SUCH AS DEBT SECURITIES AND
             PREFERRED STOCK CONVERTIBLE INTO COMMON STOCK, AND STOCK OR STOCK
             INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position it will not be pursuing its objective of capital growth.

------
17

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S.
securities, the fund may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.

------
18

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For services provided to each fund, the advisor receives a fee based on a percentage of the net assets of each fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. Mid Cap Value Institutional Class will pay the advisor a unified management fee of 0.80%.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS
TO THE ADVISOR AS A PERCENTAGE OF
AVERAGE NET ASSETS FOR THE
FISCAL YEAR ENDED MARCH 31, 2004        INVESTOR CLASS      INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Small Cap Value                         1.25%               1.05%
--------------------------------------------------------------------------------
Equity Income                           1.00%               0.80%
--------------------------------------------------------------------------------
Real Estate                             1.17%               0.97%
--------------------------------------------------------------------------------
Mid Cap Value                           1.00%(1)            N/A(2)
--------------------------------------------------------------------------------

(1) FOR THE ONE-DAY PERIOD ENDED MARCH 31, 2004 (INCEPTION). ANNUALIZED.

(2) THE CLASS WAS NOT IN OPERATION DURING THE FISCAL YEAR ENDED MARCH 31, 2004.

------
19

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

Equity Income

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer -- Value, Senior Vice President and
Senior Portfolio Manager, has been a member of the team that manages Equity
Income since its inception in August 1994. Prior to joining American Century in
September 1993, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from
Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages Equity Income since October 1996 and Portfolio Manager since
February 1999. He joined American Century in August 1993 as an Investment
Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

Small Cap Value

BENJAMIN Z. GIELE

Mr. Giele, Vice President and Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998 and Portfolio
Manager since February 1999. He joined American Century in May 1998 as a Senior
Investment Analyst. He has a bachelor of arts from Rice University and an MBA in finance and accounting from the University of Texas - Austin. He is a CFA charterholder.

KEVIN LAUB

Mr. Laub, Portfolio Manager, has been a member of the team that manages Small
Cap Value since June 1998 when he joined American Century as an Investment
Analyst. He was promoted to Portfolio Manager in February 2003. He previously held positions with Deloitte & Touche LLP. He has a bachelor's degree in business administration and an MBA from the University of Iowa. He is a CFA charterholder.

------
20

Real Estate

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century Investment Management, Inc.
has, in turn, hired J.P. Morgan Investment Management Inc. to make the day-to-day investment decisions for the fund. J.P. Morgan Investment Management
Inc. performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

The portfolio managers on the investment team are identified below:

SCOTT W. BLASDELL

Mr. Blasdell, Portfolio Manager and Analyst, has been a member of the team that manages Real Estate since joining J.P. Morgan Investment Management Inc. in
August 1999. Before joining J.P. Morgan Investment Management Inc., he held a similar position at Merrill Lynch Asset Management from December 1997 to August
1999. From February 1993 to December 1997, he worked at Wellington Management as an analyst and portfolio manager. He has a bachelor's degree in economics from
Williams College and an MBA from Wharton School. He is a CFA charterholder.

The representative of American Century Investment Management, Inc. who oversees the management of the fund is identified as follows:

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer -- Value, Senior Vice President and
Senior Portfolio Manager, supervises the American Century Real Estate team. He joined American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice
President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State
University. He is a CFA charterholder.

MID CAP VALUE

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer -- Value, Senior Vice President and
Senior Portfolio Manager, has been a member of the team that manages Mid Cap
Value since its inception in March 2004. Prior to joining American Century in
September 1993, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from
Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages Mid Cap Value since the fund's inception in March 2004. He joined American Century in August 1993 as an Investment Analyst and was promoted to Portfolio Manager in February 1999. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of
Missouri - Columbia. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss, Portfolio Manager, has been a member of the team that manages Mid Cap
Value since the fund's inception in March 2004. He joined American Century in
June 1998 as an Investment Analyst. He was promoted to Senior Investment Analyst in August 2003 and Portfolio Manager in February 2004. He has a bachelor's degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

------
21

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
22

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For American
Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
23

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                           INSTITUTIONAL CLASS
Investor Relations                       Service Representative
1-800-345-2021                           1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL or FAX section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
24

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS
P.O. Box 419200                               P.O. Box 419385
Kansas City, MO 64141-6200                    Kansas City, MO 64141-6385

Fax                                           Fax
816-340-7962                                  816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a Service Representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 5 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5 p.m., Monday - Friday

------
25

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

             [GRAPHIC OF TRIANGLE]

             PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
             UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
             ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
             SARSEP- AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS.
             IF YOU HAVE ONLY BUSINESS, BUSINESS RETIREMENT,
             EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU
             ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO
             OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates investments of multiple clients into a single account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary who combines client investments in this way, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [GRAPHIC OF TRIANGLE]

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

------
26

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

* Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

* Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

* Your are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

------
27

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange).
Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or
* within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

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28

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a FINANCIAL INTERMEDIARY or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

             [GRAPHIC OF TRIANGLE]

             FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
             COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on their behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
29

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

* for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

* a debt security has been declared in default

* trading in a security has been halted during the trading day

* the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

             [GRAPHIC OF TRIANGLE]

             GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
             FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
             PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
             TRANSACTION AND ALL REQUIRED SIGNATURES.

------
30

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

             [GRAPHIC OF TRIANGLE]

             CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
             AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The funds pay distributions of substantially all of their income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. They may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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31

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

             [GRAPHIC OF TRIANGLE]

             QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
             STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED
             THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                               TAX RATE FOR 10%         TAX RATE FOR
TYPE OF DISTRIBUTION           AND 15% BRACKETS         ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains       Ordinary Income          Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains
(> 1 year) and Qualified
Dividend Income                5%                       15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
32

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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33

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

* Small Cap Value -- Investor Class, Institutional Class, Advisor Class, C Class

* Equity Income -- Investor Class, Institutional Class, Advisor Class, C Class,
  R Class

* Real Estate -- Investor Class, Institutional Class, Advisor Class

* Mid Cap Value -- Investor Class, Institutional Class, Advisor Class

The shares offered by this Prospectus are Investor Class and Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning Advisor Class, C Class or R Class shares, call us at 1-800-345-3533.
You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

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34

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to investors

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

* NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

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35

SMALL CAP VALUE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
---------------------------------------------------------------------------------------------
                                                             INVESTOR CLASS
---------------------------------------------------------------------------------------------
                                          2004       2003         2002       2001     2000
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                      $6.44      $8.62        $6.60      $5.04     $4.73
---------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(1)                0.05       0.03         0.02       0.07      0.05
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                             3.26      (1.87)        2.20       1.74      0.60
---------------------------------------------------------------------------------------------
  Total From Investment Operations        3.31      (1.84)        2.22       1.81      0.65
---------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income             (0.04)     (0.02)       (0.02)     (0.05)    (0.06)
-----------------------------------
  From Net Realized Gains                    --     (0.32)       (0.18)     (0.20)    (0.28)
---------------------------------------------------------------------------------------------
  Total Distributions                    (0.04)     (0.34)       (0.20)     (0.25)    (0.34)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $9.71      $6.44        $8.62      $6.60     $5.04
=============================================================================================
  TOTAL RETURN(2)                        51.53%    (21.55)%      33.97%     36.51%    14.37%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                        1.26%      1.25%       1.25%      1.25%      1.25%
-----------------------------------
Ratio of Net Investment Income to
Average Net Assets                        0.59%      0.37%       0.27%      1.10%      1.04%
-----------------------------------
Portfolio Turnover Rate                    110%       104%         73%       144%       178%
-----------------------------------
Net Assets, End of Period
(in thousands)                       $1,050,500   $670,755  $1,305,952   $225,517    $17,690
---------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
36

EQUITY INCOME FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
-----------------------------------------------------------------------------------------------
                                                 INVESTOR CLASS
-----------------------------------------------------------------------------------------------
                                         2004         2003         2002        2001      2000
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $6.22        $7.36        $6.47       $5.50      $5.95
-----------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(1)               0.22         0.17         0.17        0.18       0.21
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 1.71        (1.05)        0.93        0.96       0.03
-----------------------------------------------------------------------------------------------
  Total From Investment Operations       1.93        (0.88)        1.10        1.14       0.24
-----------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income            (0.19)       (0.16)       (0.17)      (0.17)     (0.21)
-----------------------------------
  From Net Realized Gains               (0.12)       (0.10)       (0.04)          --     (0.48)
-----------------------------------------------------------------------------------------------
  Total Distributions                   (0.31)       (0.26)       (0.21)      (0.17)     (0.69)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $7.84        $6.22        $7.36       $6.47      $5.50
===============================================================================================
  TOTAL RETURN(2)                       31.30%      (12.09)%      17.35%      20.85%      3.88%
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                       1.00%        1.00%        1.00%       1.00%      1.00%
-----------------------------------
Ratio of Net Investment
Income to Average Net Assets             2.95%        2.60%        2.49%       3.02%      3.41%
-----------------------------------
Portfolio Turnover Rate                    91%         120%         139%        169%       141%
-----------------------------------
Net Assets, End of Period
(in thousands)                      $2,248,158   $1,277,478   $1,025,143    $467,425   $282,692
-----------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
37

REAL ESTATE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
---------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
---------------------------------------------------------------------------------------------
                                          2004       2003        2002      2001      2000
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $15.83     $16.22      $14.00    $11.74     $12.10
---------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(1)                0.83       0.85        0.78      0.71       0.74
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                             7.12      (0.70)       2.00      2.14      (0.41)
---------------------------------------------------------------------------------------------
  Total From Investment Operations        7.95       0.15        2.78      2.85       0.33
---------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income             (0.54)     (0.54)      (0.56)    (0.59)     (0.69)
-----------------------------------
  From Net Realized Gains                (0.15)         --          --        --        --
---------------------------------------------------------------------------------------------
  Total Distributions                    (0.69)     (0.54)      (0.56)    (0.59)     (0.69)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $23.09     $15.83      $16.22    $14.00     $11.74
=============================================================================================
  TOTAL RETURN(2)                        50.97%      0.93%      20.23%    24.57%      2.87%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                        1.17%      1.18%       1.20%     1.19%      1.20%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                     4.18%      5.41%       5.18%     5.32%      5.95%
-----------------------------------
Portfolio Turnover Rate                    158%       162%        156%      242%       102%
-----------------------------------
Net Assets, End of Period
(in thousands)                         $393,604   $134,898    $107,599   $74,776    $73,812
---------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
38

MID CAP VALUE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
                                                                     2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
 Net Investment Income                                                --(2)
-------------------------------------------------------------------
 Net Realized and Unrealized Gain                                      0.02
--------------------------------------------------------------------------------
 Total From Investment Operations                                      0.02
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $10.02
================================================================================
 TOTAL RETURN(3)                                                      0.20%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.00%(4)
-------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  0.00%(4)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                  0%
-------------------------------------------------------------------
Net Assets, End of Period (in thousands)                             $1,619
--------------------------------------------------------------------------------

(1) FOR THE ONE DAY PERIOD ENDED MARCH 31, 2004 (INCEPTION DATE).

(2) PER-SHARE AMOUNT WAS LESS THAN $0.005.

(3) TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(4) ANNUALIZED.

------
39

SMALL CAP VALUE FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                         2004      2003      2002       2001     2000
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $6.45     $8.63     $6.61      $5.04     $4.74
-----------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income(1)                0.07      0.04      0.03       0.07      0.07
----------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                             3.26     (1.87)     2.20       1.76      0.58
-----------------------------------------------------------------------------------------
  Total From Investment Operations        3.33     (1.83)     2.23       1.83      0.65
-----------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income             (0.06)    (0.03)    (0.03)     (0.06)    (0.07)
----------------------------------------
  From Net Realized Gains                    --    (0.32)    (0.18)     (0.20)    (0.28)
-----------------------------------------------------------------------------------------
  Total Distributions                    (0.06)    (0.35)    (0.21)     (0.26)    (0.35)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period           $9.72     $6.45     $8.63      $6.61     $5.04
=========================================================================================
  TOTAL RETURN(2)                        51.75%   (21.38)%   34.11%     36.99%    14.39%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     1.06%     1.05%     1.05%      1.05%     1.05%
----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                     0.79%     0.57%     0.47%      1.30%      1.24%
----------------------------------------
Portfolio Turnover Rate                    110%      104%       73%       144%       178%
----------------------------------------
Net Assets, End of Period
(in thousands)                         $170,784   $79,546   $83,712     $8,593     $2,359
-----------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
40

EQUITY INCOME FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
----------------------------------------------------------------------------------------------
                                               INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------
                                          2004       2003        2002       2001       2000
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $6.23      $7.36       $6.47      $5.50       $5.95
----------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(1)                0.24       0.19        0.19       0.20        0.22
-------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                             1.71      (1.04)       0.92       0.95        0.03
----------------------------------------------------------------------------------------------
  Total From Investment Operations        1.95      (0.85)       1.11       1.15        0.25
----------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income             (0.21)     (0.18)      (0.18)     (0.18)      (0.22)
-------------------------------------
  From Net Realized Gains                (0.12)     (0.10)      (0.04)         --      (0.48)
----------------------------------------------------------------------------------------------
  Total Distributions                    (0.33)     (0.28)      (0.22)     (0.18)      (0.70)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $7.85      $6.23       $7.36      $6.47       $5.50
==============================================================================================
  TOTAL RETURN(2)                        31.51%    (11.77)%     17.40%     21.26%       4.09%
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     0.80%       0.80%      0.80%      0.80%       0.80%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                     3.15%       2.80%      2.69%      3.22%       3.61%
-------------------------------------
Portfolio Turnover Rate                     91%        120%       139%       169%        141%
-------------------------------------
Net Assets, End of Period
(in thousands)                         $183,330     $77,837    $65,738    $19,130     $13,716
----------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES.  THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
41

REAL ESTATE FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
-------------------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------
                                        2004       2003        2002      2001      2000
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $15.85     $16.23      $14.01    $11.75     $12.11
-------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(1)               0.88       0.89        0.80      0.73       0.75
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            7.10      (0.70)       2.01      2.15      (0.38)
-------------------------------------------------------------------------------------------
  Total From Investment Operations       7.98       0.19        2.81      2.88       0.37
-------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income            (0.58)     (0.57)      (0.59)    (0.62)     (0.73)
-----------------------------------
  From Net Realized Gains               (0.15)         --          --        --        --
-------------------------------------------------------------------------------------------
  Total Distributions                   (0.73)     (0.57)      (0.59)    (0.62)     (0.73)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $23.10     $15.85      $16.23    $14.01     $11.75
===========================================================================================
  TOTAL RETURN(2)                       51.14%      1.19%      20.45%    24.80%      3.18%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.97%      0.98%       1.00%     0.99%      1.00%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                    4.38%      5.61%       5.38%     5.52%      6.15%
-----------------------------------
Portfolio Turnover Rate                   158%       162%        156%      242%       102%
-----------------------------------
Net Assets, End of Period
(in thousands)                         $82,488    $23,371     $16,305   $12,390    $15,457
-------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
42

NOTES

------
43

NOTES

------
44

NOTES

------
45

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

ON THE INTERNET           * EDGAR database at sec.gov
                          * By email request at publicinfo@sec.gov

BY MAIL                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the funds' shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE            TICKER            NEWSPAPER LISTING
----------------------------------------------------------------------------------------
Small Cap Value Fund
     Investor                 986                  ASVIX             SmCpVal
----------------------------------------------------------------------------------------
     Institutional            486                  ACVIX             SmCpVal
----------------------------------------------------------------------------------------
Equity Income Fund
     Investor                 038                  TWEIX             EqInc
----------------------------------------------------------------------------------------
     Institutional            338                  ACIIX             EqInc
----------------------------------------------------------------------------------------
Real Estate Fund
     Investor                 037                  REACX             Real
----------------------------------------------------------------------------------------
     Institutional            337                  REAIX             Real
----------------------------------------------------------------------------------------
Mid Cap Value Fund
     Investor                 100                  ACMVX             N/A
----------------------------------------------------------------------------------------
     Institutional            350                  N/A               N/A
----------------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0408
SH-PRS-38441

[front cover]

Your
American Century Investments
prospectus

ADVISOR CLASS

Small Cap Value Fund
Equity Income Fund
Real Estate Fund
Mid Cap Value Fund

C CLASS

Small Cap Value Fund
Equity Income Fund

R CLASS

Equity Income Fund

AUGUST 1, 2004

SMALL CAP VALUE IS CLOSED TO NEW RETAIL INVESTORS, BUT IS AVAILABLE THROUGH
CERTAIN FINANCIAL INTERMEDIARIES. SHAREHOLDERS WHO HAVE OPEN ACCOUNTS MAY MAKE
ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS
LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment
Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

[signiture of Brian Jeter]

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

             [GRAPHIC OF TRIANGLE]

             THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
             KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Small Cap Value and Mid Cap Value seek long-term capital growth. Income is a secondary objective.

Equity Income seeks current income. Capital appreciation is a secondary objective.

Real Estate seeks long-term capital appreciation. Income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Small Cap Value and Mid Cap Value, the fund managers look for companies whose stock price may not reflect the company's value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

For Equity Income, the fund managers look for securities of companies with a favorable income-paying history and with the potential for an increase in share price.

The Real Estate Fund invests in real estate securities. These securities include shares of real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund, focusing on companies with the potential for stock price appreciation, plus strong growth of cash flow to investors.

The chart below shows the primary differences among the funds. A more detailed description of the funds' investment strategies and risks begins on page 11.

FUND                  PRIMARY INVESTMENTS
--------------------------------------------------------------------------------
Small Cap Value       Equity securities of smaller companies
--------------------------------------------------------------------------------
Equity Income         Equity securities of companies with a favorable
                      income-paying history
--------------------------------------------------------------------------------
Real Estate           Real estate securities
--------------------------------------------------------------------------------
Mid Cap Value         Equity securities of mid cap companies
--------------------------------------------------------------------------------

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

If the market does not consider the individual stocks purchased by Small Cap
Value or Mid Cap Value to be undervalued, or if the stocks purchased by Equity
Income do not continue dividend payments, the value of these funds' shares may decline, even if stock prices generally are rising.

The smaller companies in which Small Cap Value invests may present greater opportunities for capital appreciation than larger companies, but also may present greater risks.

An investment in the Real Estate Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk.

------
2

Because the Real Estate Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

* seeking long-term capital growth and income from your investment in Small Cap
  Value, Mid Cap Value and Real Estate

* seeking current income with the potential for capital appreciation from your investment in Equity Income

* seeking diversification of your investment portfolio through an investment in
  Real Estate

* comfortable with the risks associated with the funds' investment strategies

* comfortable with the funds' short-term price volatility

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

* investing for a short period of time

* not seeking income from an equity investment in Equity Income, Mid Cap Value or Real Estate

* uncomfortable with the risks associated with an investment in the real estate securities purchased by Real Estate

* uncomfortable with short-term volatility in the value of your investment

* uncomfortable with the risks associated with the funds' investment strategies

             [GRAPHIC OF TRIANGLE]

             AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
             INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
             CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
3

FUND PERFORMANCE HISTORY

SMALL CAP VALUE FUND
EQUITY INCOME FUND
REAL ESTATE FUND

Annual Total Returns

The following bar charts show the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. The returns of the C Class and R Class shares will differ from those shown in the charts depending on the expenses of those classes.

SMALL CAP VALUE FUND - ADVISOR CLASS(1)

2003   35.90%
2002  -11.64%
2001   30.19%
2000   39.08%

(1) AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
    FUND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS 9.71%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Small Cap Value       18.58% (2Q 2003)                    -19.04% (3Q 2002)
--------------------------------------------------------------------------------

EQUITY INCOME FUND - ADVISOR CLASS(1)

2003   23.93%
2002   -5.25%
2001   11.06%
2000   21.61%
1999   -0.28%
1998   12.29%

(1) AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
    FUND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS 4.02%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Equity Income         13.95% (4Q 1998)                    -10.80% (3Q 2002)
--------------------------------------------------------------------------------

------
4

REAL ESTATE FUND - ADVISOR CLASS(1)

2003  39.40%
2002   5.29%
2001  10.30%
2000  26.97%
1999  -3.03%

(1) AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
    FUND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS 6.28%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Real Estate           12.10% (2Q 2003)                    -9.47% (3Q 1999)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways. An additional table shows the average annual total returns of the funds' C Class shares calculated before the impact of taxes. Because Equity Income's R Class shares did not have a full calendar year's worth of performance they are not included.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for the Advisor Class shares. After-tax returns for the C
Class and R Class shares will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

The S&P 500 is viewed as a broad measure of U.S. stock performance. The S&P
SmallCap 600/BARRA Value Index consists of S&P 600 stocks that have lower price/book ratios. The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. The Lipper
Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds. The Morgan Stanley REIT Index is a capitalization-weighted, total-return index of real estate investment trusts (REITs) that meet certain liquidity requirements. The Russell 3000 Value Index measures the performance of the 3,000 largest publicly traded U.S. companies with lower price/book ratios.

------
5

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003      1 YEAR        5 YEARS       LIFE OF CLASS(1)
--------------------------------------------------------------------------------------------------
Small Cap Value
Return Before Taxes                                35.90%        N/A           21.43%
Return After Taxes on Distributions                35.86%        N/A           20.17%
Return After Taxes on Distributions                23.38%        N/A           17.99%
     and Sale of Fund Shares
S&P Small Cap 600/Barra Value Index                40.04%        N/A           13.12%
     (reflects no deduction for fees,
      expenses or taxes)
--------------------------------------------------------------------------------------------------
Equity Income
Return Before Taxes                                23.93%        9.60%         12.27%
Return After Taxes on Distributions                22.96%        7.68%          8.72%
Return After Taxes on Distributions                16.18%        7.05%          8.32%
     and Sale of Fund Shares
Lipper Equity Income Index                         25.83%        2.22%          6.09%(2)
     (reflects no deduction for taxes)
S&P 500 Index                                      28.68%       -0.57%          6.54%(2)
     (reflects no deduction for fees,
      expenses or taxes)
Russell 3000 Value Index                           31.14%        4.16%          8.56%(2)
     (reflects no deduction for fees,
      expenses or taxes)
--------------------------------------------------------------------------------------------------
Real Estate
Return Before Taxes                                39.40%       14.79%         15.53%
Return After Taxes on Distribution                 38.01%       13.06%         13.69%
Return After Taxes on Distributions                25.72%       11.75%         12.35%
     and Sale of Fund Shares
Morgan Stanley REIT Index                          36.74%       14.12%         12.94%(3)
     (reflects no deduction for fees,
      expenses or taxes)
--------------------------------------------------------------------------------------------------

(1) THE INCEPTION DATES FOR THE ADVISOR CLASS ARE SMALL CAP VALUE, DECEMBER 31,
    1999; EQUITY INCOME, MARCH 7, 1997; AND REAL ESTATE, OCTOBER 6, 1998.

(2) SINCE MARCH 6, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH DATA
    IS AVAILABLE.

(3) SINCE SEPTEMBER 30, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

------
6

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003         1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Small Cap Value
Return Before Taxes                                   34.43%      9.81%
S&P Small Cap 600/Barra Value Index                   40.04%      9.28%(2)
   (reflects no deduction for fees,
    expenses or taxes)
--------------------------------------------------------------------------------
Equity Income
Return Before Taxes                                   22.86%      8.12%
Lipper Equity Income Index                            25.83%      1.06%(3)
   (reflects no deduction for taxes)
S&P 500 Index                                         28.68%     -1.69%(3)
   (reflects no deduction for fees,
    expenses or taxes)
Russell 3000 Value Index                              31.14%      3.01%(3)
   (reflects no deduction for fees,
    expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATES FOR THE C CLASS OF THE FUNDS ARE SMALL CAP VALUE, JUNE
    1, 2001; AND EQUITY INCOME, JULY 13, 2001.

(2) SINCE MAY 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH DATA
    IS AVAILABLE.

(3) SINCE JULY 12, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

Performance information is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

For current performance information, including yields, please call us at
1-800-378-9878.

------
7

MID CAP VALUE FUND

As a new fund, Mid Cap Value's performance history is not available as of the date of this prospectus. When a class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.

------
8

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century

* to reinvest dividends in additional shares

* to exchange into the same class of shares of other American Century funds

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
C Class
   Maximum Deferred Sales Charge (load)
   (as a percentage of net asset value)                            1.00%(1)
--------------------------------------------------------------------------------

(1) THE DEFERRED SALES CHARGE IS CONTINGENT ON THE LENGTH OF TIME YOU HAVE OWNED
    YOUR SHARES. THE CHARGE IS 1.00% IN THE FIRST YEAR AFTER PURCHASE AND IS
    ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       MANAGEMENT   DISTRIBUTION         OTHER          TOTAL ANNUAL
                       FEE          AND SERVICE          EXPENSES       FUND OPERATING
                                    (12B-1) FEES(1)                     EXPENSES
---------------------------------------------------------------------------------------
Small Cap Value
    Advisor Class      1.00%(2)     0.50%(3)             0.01%(4)       1.51%
---------------------------------------------------------------------------------------
    C Class            1.25%(2)     1.00%                0.01%(4)       2.26%
---------------------------------------------------------------------------------------
Equity Income
    Advisor Class      0.75%(2)     0.50%(3)             0.00%(5)       1.25%
---------------------------------------------------------------------------------------
    C Class            1.00%(2)     1.00%                0.00%(5)       2.00%
---------------------------------------------------------------------------------------
    R Class            1.00%(2)     0.50%                0.00%(5)       1.50%
---------------------------------------------------------------------------------------
Real Estate
    Advisor Class      0.92%(2)     0.50%(3)             0.00%(5)       1.42%
---------------------------------------------------------------------------------------
Mid Cap Value
    Advisor Class      0.75%        0.50%(3)             0.00%(6)       1.25%
---------------------------------------------------------------------------------------

(1) THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE ADVISOR CLASS, C
    CLASS AND R CLASS SHARES THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES
    AND OTHER FINANCIAL INTERMEDIARIES. A PORTION OF THE FEE IS USED TO
    COMPENSATE THEM FOR ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT
    WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR, AND A PORTION
    IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES.
    FOR MORE INFORMATION, SEE Service, Distribution and Administrative Fees,
    PAGE 33.

(2) BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
    STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
    DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
    DECREASE. SEE The Investment Advisor under Management FOR AN EXPLANATION OF
    STRATEGY ASSETS.

(3) HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR SHAREHOLDER SERVICES
    PROVIDED BY FINANCIAL INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE
    ADVISOR OUT OF THE UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS
    UNIFIED MANAGEMENT FEE FOR THE ADVISOR CLASS SHARES, BUT THE FEE FOR CORE
    INVESTMENT ADVISORY SERVICES IS THE SAME FOR ALL CLASSES.

(4) OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
    DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(5) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(6) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
    EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

------
9

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher of lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                        1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------------
Small Cap Value
    Advisor Class        $153        $475             $819        $1,789
---------------------------------------------------------------------------
    C Class              $227        $700           $1,199        $2,568
---------------------------------------------------------------------------
Equity Income
    Advisor Class        $127        $395             $683        $1,503
---------------------------------------------------------------------------
    C Class              $202        $623           $1,069        $2,305
---------------------------------------------------------------------------
    R Class              $152        $472             $814        $1,778
---------------------------------------------------------------------------
Real Estate
    Advisor Class        $144        $447             $772        $1,691
---------------------------------------------------------------------------
Mid Cap Value
    Advisor Class        $127        $395             $683        $1,503
---------------------------------------------------------------------------

------
10

OBJECTIVES, STRATEGIES AND RISKS

SMALL CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers will invest at least 80% of the fund's assets in small cap companies. The fund managers consider small cap companies to include those with a market capitalization no larger than that of the largest company in the S&P
Small Cap 600 Index or the Russell 2000 Index. The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets in U.S.
EQUITY SECURITIES at all times.

             [GRAPHIC OF TRIANGLE]

             EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
             EQUITY-EQUIVALENT SECURITIES, SUCH AS DEBT SECURITIES AND
             PREFERRED STOCK CONVERTIBLE INTO COMMON STOCK, AND STOCK OR STOCK
             INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

------
11

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Because Small Cap Value generally invests in smaller companies than American
Century's similarly managed value funds (such as Equity Income), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

             [GRAPHIC OF TRIANGLE]

             WHEN DETERMINING THE SIZE OF A COMPANY, THE FUND MANAGERS WILL
             CONSIDER, AMONG OTHER FACTORS, THE CAPITALIZATION OF THE COMPANY
             AND THE AMOUNT OF REVENUES, AS WELL AS OTHER INFORMATION THEY
             OBTAIN ABOUT THE COMPANY.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

------
12

EQUITY INCOME FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for securities with a favorable income-paying history that have prospects for income payments to continue or increase. The fund managers also look for securities of companies that they believe are undervalued and have the potential for an increase in price. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 80% of its assets in EQUITY
SECURITIES at all times.

             [GRAPHIC OF TRIANGLE]

             EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
             EQUITY-EQUIVALENT SECURITIES, SUCH AS DEBT SECURITIES AND
             PREFERRED STOCK CONVERTIBLE INTO COMMON STOCK, AND STOCK OR STOCK
             INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

------
13

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the individual stocks purchased by the fund do not continue dividend payments, or if their stock price does not increase, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices generally are rising.

The value of the fund's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

Although the fund managers intend to invest the fund's assets primarily in U.S.
securities, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

------
14

REAL ESTATE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital appreciation. Income is a secondary objective

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests at least 80% of its assets in EQUITY SECURITIES issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund. They attempt to focus the fund's investments on real estate companies and REITs with the potential for stock price appreciation, plus strong growth of cash flow to investors.

             [GRAPHIC OF TRIANGLE]

             EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
             EQUITY-EQUIVALENT SECURITIES, SUCH AS DEBT SECURITIES AND
             PREFERRED STOCK CONVERTIBLE INTO COMMON STOCK, AND STOCK OR STOCK
             INDEX FUTURES CONTRACTS.

The fund managers' real estate securities investment philosophy is that consistently excellent investment results can be achieved through superior stock selection (based on both public equity and private real estate market factors)
and risk managed portfolio construction. The fund managers use a disciplined investment process to manage the fund, focusing on superior stock selection rather than sector or theme bets. The portfolio management process relies on a continuous screen of the target universe of investments to identify companies exhibiting superior financial strength, operating returns and growth prospects that are attractively priced at any given time.

The fund managers evaluate each company's ability to generate earnings over an earnings cycle, not just for the next one or two years. The fund managers focus research efforts on determining the normalized earnings and earnings growth of a company, from which they determine if the company's current price fully reflects its long-term value.

The fund managers do not attempt to time the market. Under normal market conditions, the fund invests at least 80% of its assets in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry.  A company is considered to be a real estate company if, in the opinion of the fund managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

------
15

WHAT IS A REIT?

A real estate investment trust, or REIT, invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties.
Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans.
There are also hybrid REITs, which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due.
Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.
Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund's performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

------
16

MID CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Mid Cap Value seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone
up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not accurately reflect the companies' value as determined by the fund managers. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000 Index, excluding the largest 100 such companies. The fund managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Mid Cap Index.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the fund's assets invested in U.S. EQUITY SECURITIES at all times.

             [GRAPHIC OF TRIANGLE]

             EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
             EQUITY-EQUIVALENT SECURITIES, SUCH AS DEBT SECURITIES AND
             PREFERRED STOCK CONVERTIBLE INTO COMMON STOCK, AND STOCK OR STOCK
             INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position it will not be pursuing its objective of capital growth.

------
17

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S.
securities, the fund may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.

------
18

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For services provided to each fund, the advisor receives a fee based on a percentage of the net assets of each fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. Mid Cap Value Advisor Class will pay the advisor a unified management fee of 0.75%.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
FISCAL YEAR ENDED MARCH 31, 2004                  ADVISOR     C CLASS   R CLASS
--------------------------------------------------------------------------------
Small Cap Value                                   1.00%       1.25%     N/A(1)
--------------------------------------------------------------------------------
Equity Income                                     0.75%       1.00%     1.00%(2)
--------------------------------------------------------------------------------
Real Estate                                       0.92%       N/A(1)    N/A(1)
--------------------------------------------------------------------------------

(1) THE FUND DOES NOT OFFER THIS CLASS OF SHARES.

(2) ANNUALIZED.

------
19

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

Equity Income

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer -- Value, Senior Vice President and
Senior Portfolio Manager, has been a member of the team that manages Equity
Income since its inception in August 1994. Prior to joining American Century in
September 1993, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from
Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages Equity Income since October 1996 and Portfolio Manager since
February 1999. He joined American Century in August 1993 as an Investment
Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

Small Cap Value

BENJAMIN Z. GIELE

Mr. Giele, Vice President and Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998 and Portfolio
Manager since February 1999. He joined American Century in May 1998 as a Senior
Investment Analyst. He has a bachelor of arts from Rice University and an MBA in finance and accounting from the University of Texas - Austin. He is a CFA charterholder.

KEVIN LAUB

Mr. Laub, Portfolio Manager, has been a member of the team that manages Small
Cap Value since June 1998 when he joined American Century as an Investment
Analyst. He was promoted to Portfolio Manager in February 2003. He previously held positions with Deloitte & Touche LLP. He has a bachelor's degree in business administration and an MBA from the University of Iowa. He is a CFA charterholder.

------
20

Real Estate

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century Investment Management, Inc.
has, in turn, hired J.P. Morgan Investment Management Inc. to make the day-to-day investment decisions for the fund. J.P. Morgan Investment Management
Inc. performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

The portfolio managers on the investment team are identified below:

SCOTT W. BLASDELL

Mr. Blasdell, Portfolio Manager and Analyst, has been a member of the team that manages Real Estate since joining J.P. Morgan Investment Management Inc. in
August 1999. Before joining J.P. Morgan Investment Management Inc., he held a similar position at Merrill Lynch Asset Management from December 1997 to August
1999. From February 1993 to December 1997, he worked at Wellington Management as an analyst and portfolio manager. He has a bachelor's degree in economics from
Williams College and an MBA from Wharton School. He is a CFA charterholder.

The representative of American Century Investment Management, Inc. who oversees the management of the fund is identified as follows:

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer -- Value, Senior Vice President and
Senior Portfolio Manager, supervises the American Century Real Estate team. He joined American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice
President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State
University. He is a CFA charterholder.

Mid Cap Value

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer -- Value, Senior Vice President and
Senior Portfolio Manager, has been a member of the team that manages Mid Cap
Value since its inception in March 2004. Prior to joining American Century in
September 1993, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from
Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages Mid Cap Value since the fund's inception in March 2004. He joined American Century in August 1993 as an Investment Analyst and was promoted to Portfolio Manager in February 1999. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of
Missouri - Columbia. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss, Portfolio Manager, has been a member of the team that manages Mid Cap
Value since the fund's inception in March 2004. He joined American Century in
June 1998 as an Investment Analyst. He was promoted to Senior Investment Analyst in August 2003 and Portfolio Manager in February 2004. He has a bachelor's degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

------
21

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
22

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS, C CLASS AND R CLASS SHARES

The Advisor Class, C Class and R Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.
Aggregate purchases are limited to amounts less than $1,000,000 for C Class shares.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

             [GRAPHIC OF TRIANGLE]

             FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
             COMPANIES AND INVESTMENT ADVISORS.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

------
23

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange).
Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or
* within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

------
24

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

For C Class shares, if you sell your shares within 12 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you have held your shares.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

             [GRAPHIC OF TRIANGLE]

             A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
             SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

------
25

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that C Class shares redeemed in this manner may be subject to a sales charge if held less than 12 months. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

* Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

* Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

* Your are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

CALCULATION OF CDSC

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next.  For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

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26

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

* redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value

* distributions from IRAs due to attainment of age 591/2

* required minimum distributions from retirement accounts upon reaching age
  701/2

* tax-free returns of excess contributions to IRAs

* redemptions due to death or post-purchase disability

* exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

* if no broker was compensated for the sale

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
27

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

* for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

* a debt security has been declared in default

* trading in a security has been halted during the trading day

* the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

             [GRAPHIC OF TRIANGLE]

             GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
             FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
             PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
             TRANSACTION AND ALL REQUIRED SIGNATURES.

------
28

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

             [GRAPHIC OF TRIANGLE]

             CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
             AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The funds pay distributions of substantially all of their income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. They may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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29

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

             [GRAPHIC OF TRIANGLE]

             QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
             STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED
             THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                     TAX RATE FOR 10%        TAX RATE FOR
TYPE OF DISTRIBUTION                 AND 15% BRACKETS        ALL OTHER BRACKETS
--------------------------------------------------------------------------------

Short-term capital gains             Ordinary Income         Ordinary Income
--------------------------------------------------------------------------------

Long-term capital gains (> 1 year)
and Qualified Dividend Income        5%                      15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
30

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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31

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

* Small Cap Value -- Investor Class, Institutional Class, Advisor Class, C
  Class

* Equity Income -- Investor Class, Institutional Class, Advisor Class, C Class,
  R Class

* Real Estate -- Investor Class, Institutional Class, Advisor Class

* Mid Cap Value -- Investor Class, Institutional Class, Advisor Class

The shares offered by this Prospectus are Advisor Class, C Class and R Class shares. Advisor Class, C Class and R Class shares are offered primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

* 1-800-345-2021 for Investor Class shares

* 1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

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32

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class, C Class and R Class shares have a 12b-1
Plan. The plans provide for the funds to pay annual fees of 1.00% for C Class and 0.50% for Advisor and R Class to the distributor for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. Under the Advisor Class Plan, each fund's Advisor
Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make Advisor Class, C Class and R
Class shares available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plans and their terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION AND SHAREHOLDER
SERVICES PLAN in the Statement of Additional Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

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33

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to investors

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

* NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

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34

SMALL CAP VALUE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                              Advisor Class
---------------------------------------------------------------------------------------------------
                                             2004       2003        2002      2001      2000(1)
---------------------------------------------------------------------------------------------------
Per-Share Data
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $6.43      $8.62       $6.60     $5.04     $4.73
---------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(2)                    0.03       0.01        --(3)     0.05      0.03
------------------------------------
  Net Realized and Unrealized Gain (Loss)     3.27      (1.87)       2.21      1.75      0.29
---------------------------------------------------------------------------------------------------
  Total From Investment Operations            3.30      (1.86)       2.21      1.80      0.32
---------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                 (0.02)     (0.01)      (0.01)    (0.04)    (0.01)
------------------------------------
  From Net Realized Gains                        --     (0.32)      (0.18)    (0.20)       --
---------------------------------------------------------------------------------------------------
  Total Distributions                        (0.02)     (0.33)      (0.19)    (0.24)    (0.01)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $9.71      $6.43       $8.62     $6.60     $5.04
===================================================================================================
  Total Return(4)                            51.38%    (21.85)%     33.74%    36.18%     6.86%
---------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                            1.51%       1.50%      1.50%     1.50%     1.50%(5)
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         0.34%       0.12%      0.02%     0.85%     2.21%(5)
------------------------------------
Portfolio Turnover Rate                       110%         104%        73%      144%      178%(6)
------------------------------------
Net Assets, End of Period
(in thousands)                            $432,261     $173,064   $182,986   $20,600       $91
---------------------------------------------------------------------------------------------------

(1) DECEMBER 31, 1999 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2000.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) PER-SHARE AMOUNT IS LESS THAN $0.005.

(4) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5) ANNUALIZED.

(6) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2000.

------
35

EQUITY INCOME FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------------------------
                                                                  Advisor Class
--------------------------------------------------------------------------------------------------
                                              2004        2003       2002      2001        2000
--------------------------------------------------------------------------------------------------
Per-Share Data
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $6.22      $7.36      $6.47     $5.50        $5.95
--------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income(1)                    0.20       0.16       0.16      0.17         0.20
----------------------------------------
  Net Realized and Unrealized Gain (Loss)     1.72      (1.05)      0.92      0.96         0.02
--------------------------------------------------------------------------------------------------
  Total From Investment Operations            1.92      (0.89)      1.08      1.13         0.22
--------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income                 (0.18)     (0.15)     (0.15)    (0.16)       (0.19)
----------------------------------------
  From Net Realized Gains                    (0.12)     (0.10)     (0.04)        --       (0.48)
--------------------------------------------------------------------------------------------------
  Total Distributions                        (0.30)     (0.25)     (0.19)    (0.16)       (0.67)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $7.84      $6.22      $7.36     $6.47        $5.50
==================================================================================================
  Total Return(2)                            30.97%    (12.30)%    17.05%    20.55%        3.61%
--------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.25%       1.25%      1.25%     1.25%       1.25%
----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         2.70%       2.35%      2.24%     2.77%       3.16%
----------------------------------------
Portfolio Turnover Rate                         91%        120%       139%      169%        141%
----------------------------------------
Net Assets, End of Period
(in thousands)                             $457,360    $156,911    $74,868   $27,887     $20,281
--------------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
    WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
    MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
    ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES
    AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND
    ANOTHER.

------
36

REAL ESTATE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------------------
                                                                 Advisor Class
--------------------------------------------------------------------------------------------
                                             2004      2003      2002       2001     2000
--------------------------------------------------------------------------------------------
Per-Share Data
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $15.83    $16.22    $14.00     $11.74    $12.10
--------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(1)                   0.79      0.81      0.74       0.68      0.75
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)    7.13     (0.70)     2.00       2.14     (0.45)
--------------------------------------------------------------------------------------------
  Total From Investment Operations           7.92      0.11      2.74       2.82      0.30
--------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income                (0.49)    (0.50)    (0.52)     (0.56)    (0.66)
-------------------------------------------
  From Net Realized Gains                   (0.15)        --        --         --       --
--------------------------------------------------------------------------------------------
  Total Distributions                       (0.64)    (0.50)    (0.52)     (0.56)    (0.66)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $23.11    $15.83    $16.22     $14.00    $11.74
============================================================================================
  Total Return(2)                           50.66%     0.69%    19.93%     24.28%     2.62%
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        1.42%     1.43%     1.45%      1.44%     1.45%
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        3.93%     5.16%     4.93%      5.07%     5.70%
-------------------------------------------
Portfolio Turnover Rate                       158%      162%      156%       242%      102%
-------------------------------------------
Net Assets, End of Period
(in thousands)                             $82,471   $19,278   $16,759     $9,046     $5,353
--------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGES SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
    WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
    MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
    ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES
    AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND
    ANOTHER.

------
37

SMALL CAP VALUE FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------
                                                              C Class
--------------------------------------------------------------------------------------
                                               2004           2003         2002(1)
----------------------------------------------------------------------------------------
Per-Share Data
---------------------------------------------
Net Asset Value, Beginning of Period           $6.35          $8.59          $7.57
----------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Loss(2)                       (0.03)         (0.04)         (0.05)
---------------------------------------------
  Net Realized and Unrealized Gain (Loss)       3.25          (1.88)          1.23
----------------------------------------------------------------------------------------
  Total From Investment Operations              3.22          (1.92)          1.18
----------------------------------------------------------------------------------------
Distributions
---------------------------------------------
  From Net Investment Income                       --             --         --(3)
---------------------------------------------
  From Net Realized Gains                          --         (0.32)         (0.16)
----------------------------------------------------------------------------------------
  Total Distributions                              --         (0.32)         (0.16)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $9.57          $6.35          $8.59
========================================================================================
  Total Return(4)                              50.71%        (22.58)%        15.80%
----------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           2.26%           2.25%         2.25%(5)
---------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                          (0.41)%         (0.63)%       (0.78)%(5)
---------------------------------------------
Portfolio Turnover Rate                           110%            104%           73%(6)
---------------------------------------------
Net Assets, End of Period (in thousands)        $3,711          $2,936          $3,997
---------------------------------------------------------------------------------------

(1) JUNE 1, 2001 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2002.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO TWO
    DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL PLACES,
    THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS EXPENSE
    DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL PLACES IS
    MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR
    LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5) ANNUALIZED.

(6) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2002.

------
38

EQUITY INCOME FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                              C Class
------------------------------------------------------------------------------------------
                                                2004           2003         2002(1)
------------------------------------------------------------------------------------------
Per-Share Data
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $6.21          $7.36          $6.89
------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income(2)                       0.15           0.11           0.07
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)        1.73          (1.06)          0.50
------------------------------------------------------------------------------------------
  Total From Investment Operations               1.88          (0.95)          0.57
------------------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                    (0.12)         (0.10)         (0.06)
--------------------------------------------
  From Net Realized Gains                       (0.12)         (0.10)         (0.04)
------------------------------------------------------------------------------------------
  Total Distributions                           (0.24)         (0.20)         (0.10)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $7.85          $6.21          $7.36
==========================================================================================
  Total Return(3)                               30.37%        (13.08)%         8.45%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            2.00%           2.00%         2.00%(4)
--------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                            1.95%           1.60%         1.36%(4)
--------------------------------------------
Portfolio Turnover Rate                            91%            120%          139%(5)
--------------------------------------------
Net Assets, End of Period (in thousands)       $42,579         $12,254         $3,960
------------------------------------------------------------------------------------------

(1) JULY 13, 2001 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2002.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO TWO
    DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL PLACES,
    THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS EXPENSE
    DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL PLACES IS
    MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR
    LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2002.

------
39

EQUITY INCOME FUND

R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
----------------------------------------------------------------------
                                                             R Class
----------------------------------------------------------------------
                                                             2004(1)
----------------------------------------------------------------------
Per-Share Data
----------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $7.22
----------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
 Net Investment Income(2)                                    0.11
---------------------------------------------------------
 Net Realized and Unrealized Gain                            0.76
----------------------------------------------------------------------
 Total From Investment Operations                            0.87
----------------------------------------------------------------------
Distributions
---------------------------------------------------------
 From Net Investment Income                                 (0.13)
---------------------------------------------------------
 From Net Realized Gains                                    (0.12)
----------------------------------------------------------------------
 Total Distributions                                        (0.25)
----------------------------------------------------------------------
Net Asset Value, End of Period                              $7.84
======================================================================
 Total Return(3)                                            12.19%
----------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            1.50%(4)
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets         2.44%(4)
---------------------------------------------------------
Portfolio Turnover Rate                                        91%(5)
---------------------------------------------------------
Net Assets, End of Period (in thousands)                        $392
----------------------------------------------------------------------

(1) AUGUST 29, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2004.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL.  PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2004.

------
40

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of Mid
Cap Value's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor
Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to investors

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

* NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activit

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
41

MID CAP VALUE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
-------------------------------------------------------------------------
Investor Class
-------------------------------------------------------------------------
                                                               2004(1)
-------------------------------------------------------------------------
Per-Share Data
-------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $10.00
-------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
 Net Investment Income                                         --(2)
-------------------------------------------------------------
 Net Realized and Unrealized Gain                               0.02
-------------------------------------------------------------------------
 Total From Investment Operations                               0.02
-------------------------------------------------------------------------
Net Asset Value, End of Period                                $10.02
=========================================================================
 Total Return(3)                                                0.20%
-------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets               1.00%(4)
-------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets            0.00%(4)
-------------------------------------------------------------
Portfolio Turnover Rate                                              0%
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                         $1,619
-------------------------------------------------------------------------

(1) FOR THE ONE DAY PERIOD ENDED MARCH 31, 2004 (INCEPTION DATE).

(2) PER-SHARE AMOUNT WAS LESS THAN $0.005.

(3) TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(4) ANNUALIZED.

------
42

NOTES

------
43

NOTES

------
44

NOTES

------
45

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

ON THE INTERNET           * EDGAR database at sec.gov
                          * By email request at publicinfo@sec.gov

BY MAIL                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                 FUND CODE        TICKER            NEWSPAPER LISTING
--------------------------------------------------------------------------------------
Small Cap Value Fund
     Advisor Class             886               ACSCX            SmCpVal
--------------------------------------------------------------------------------------
     C Class                   686               ACVCX            SmCpVal
--------------------------------------------------------------------------------------
Equity Income Fund
     Advisor Class             738               TWEAX            EqInc
--------------------------------------------------------------------------------------
     C Class                   438               AEYIX            EqInc
--------------------------------------------------------------------------------------
     R Class                   238               AEURX            EqInc
--------------------------------------------------------------------------------------
Real Estate Fund
     Advisor Class             737               AREEX            Real
--------------------------------------------------------------------------------------
Mid Cap Value Fund
     Advisor Class             700               N/A              N/A
--------------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS

P.O. Box 419786
Kansas City, Missouri 64141-6768
1-800-378-9878

0408
SH-PRS-38442

[front cover]

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS
Equity Index Fund

AUGUST 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

American Century Investments believes our relationship with you begins with an easy-to-read prospectus that provides the information you need to make confident investment decisions.

You'll notice that this booklet includes information about Investor Class and
Institutional Class shares. While reading through this prospectus, it's important for you to be aware of the class you own, or are considering for purchase. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Investor Class shares are available directly from American Century Investments. We offer Institutional Class shares primarily through employer-sponsored retirement plans or institutions, such as banks, broker-dealers and insurance companies. The Institutional Class shares also are available to individuals who meet the minimum investment requirements outlined in the prospectus.

As you read this prospectus, please note that the Fund Performance History,
Investing with American Century, and Financial Highlights sections reflect the most significant differences between the classes. If you have questions after reading the prospectus, please visit the Products and Services section of
americancentury.com for additional fund information. Or, call an Investor
Relations Representative at 1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and
Saturdays, 9 a.m. to 2 p.m. Central time.

Thank you for considering American Century Investments.

Sincerely,

/signature/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

               [GRAPHIC OF TRIANGLE]

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
               OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Composite Price Index (S&P 500 Index). The fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the
S&P 500 Index. To build this portfolio, the fund managers must invest 80% of the fund's assets in the stocks contained in the S&P 500 Index in accordance with their weightings in the index. A more detailed description of the fund's investment strategies and risks begins on page 6.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund's ability to match the performance of the S&P 500 Index may be affected by many factors. The fund managers will use cash flows from purchase and redemption activity to maintain, to the extent feasible, the similarity of the fund's portfolio to the investment characteristics of the S&P 500 Index. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in companies in the same industry or economic sector. As a result, the fund may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

WHO may WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with the risks associated with the fund's investment strategy

*  comfortable with the fund's short-term price volatility

WHO may not WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with the risks associated with the fund's investment strategy

*  uncomfortable with short-term volatility in the value of your investment

               [GRAPHIC OF TRIANGLE]

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
               INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. The return of the Institutional Class shares will differ from those shown in the chart, depending on the expenses of that class.

EQUITY INDEX FUND - INVESTOR CLASS(1)

2003     27.66%
2002    -22.24%
2001    -12.13%
2000    -9.64%

(1) AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S
    INVESTOR CLASS YEAR-TO-DATE RETURN WAS 3.24%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                       HIGHEST                        LOWEST
--------------------------------------------------------------------------------
Equity Index           15.04% (2Q 2003)               -17.19% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the fund's Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for
Institutional Class shares will vary.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

------
3

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003   1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Equity Index

Return Before Taxes                             27.66%     -1.27%

Return After Taxes on Distributions             27.43%     -1.65%

Return After Taxes on Distributions
  and Sale of Fund Shares                       18.24%     -1.28%

S&P 500 Index                                   28.68%     -0.78%(2)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INVESTOR CLASS IS FEBRUARY 26, 1999.

(2) SINCE FEBRUARY 28, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003   1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Equity Index

Return Before Taxes                             27.91%     -1.08%

S&P 500 Index                                   28.68%     -0.78%(2)
 (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS FEBRUARY 26, 1999.

(2) SINCE FEBRUARY 28, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at americancentury.com.

------
4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                        $25(1)
--------------------------------------------------------------------------------

(1) APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH AMERICAN
    CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing
    with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                     DISTRIBUTION                TOTAL ANNUAL
                        MANAGEMENT   AND SERVICE    OTHER        FUND OPERATING
                        FEE(1)       (12B-1) FEES   EXPENSES(2)  EXPENSES
--------------------------------------------------------------------------------
Equity Index
  Investor Class        0.49%        None           0.00%        0.49%
--------------------------------------------------------------------------------
  Institutional Class   0.29%        None           0.00%        0.29%
--------------------------------------------------------------------------------

(1) BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
    STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
    DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
    DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
    STRATEGY ASSETS.

(2) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
Equity Index
    Investor Class           $50        $157        $274        $615
----------------------------------------------------------------------------
    Institutional Class      $30         $93        $163        $368
----------------------------------------------------------------------------

------
5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Equity Index seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Composite Price Index (S&P 500
Index). The fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the S&P 500 Index.

To build this investment portfolio, the fund managers must invest at least 80%
of the fund's assets in the stocks contained in the S&P 500 Index in accordance with their weightings in the index, beginning with the stocks that make up the largest portion of the index. The fund attempts to be fully invested at all times in the stocks that comprise the S&P 500 Index and, in any event, will keep at least 80% of the fund's total assets invested this way.

The S&P 500 Index is an unmanaged index composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's, a division of The McGraw-Hill Companies, Inc., chooses the stocks to be included in the S&P 500 Index. The weightings of stocks in the S&P 500 Index are based on each stock's total MARKET CAPITALIZATION relative to the other stocks contained in the index. Because of this weighting, the fund expects that the 50 largest companies will comprise a large proportion of the S&P 500 Index.

               [GRAPHIC OF TRIANGLE]

               MARKET CAPITALIZATION IS THE VALUE OF A COMPANY AS DETERMINED BY
               MULTIPLYING THE NUMBER OF SHARES OF ITS STOCK OUTSTANDING BY ITS
               CURRENT MARKET PRICE PER SHARE.

The fund managers do not attempt to time the market. When the managers believe it is prudent, the fund may invest a portion of its assets in nonleveraged futures contracts. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

"Standard & Poor's(reg.tm)," "S&P 500(reg.tm)" and "S&P(reg.tm)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by American
Century. The fund is not sponsored, endorsed, sold or promoted by Standard &
Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Inclusion of a security in the S&P 500 Index in no way implies an opinion by Standard & Poor's as to its attractiveness as an investment.

------
6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund managers' ability to match the performance of the S&P 500 Index may be affected by many factors, such as changes in securities markets, the manner in which the return of the S&P 500 Index is calculated, the size of the fund's portfolio, the amount of cash held in the fund's portfolio, and the amount and timing of shareholder purchases and redemptions. The fund managers will use cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the S&P 500 Index.

It is intended that Equity Index will be diversified to the extent that the S&P
500 Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the stocks contained in the S&P 500 Index, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

------
7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

The advisor has, in turn, hired Barclays Global Fund Advisors to make the day-to-day investment decisions for the fund. Barclays Global Fund Advisors performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

For services provided to the fund, the advisor receives a fee based on a percentage of the net assets of the fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets.

Out of the fund's fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR

AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE

FISCAL YEAR ENDED MARCH 31, 2004     INVESTOR CLASS   INSTITUTIONAL CLASS
-----------------------------------------------------------------------------
Equity Index                         0.49%             0.29%
-----------------------------------------------------------------------------

------
8

THE FUND MANAGEMENT TEAM

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century Investment Management, Inc.
has, in turn, hired Barclays Global Fund Advisors (BGFA), a subsidiary of
Barclays Global Investors, N.A., to make the day-to-day investment decisions for the fund. BGFA performs this function under the supervision of American Century
Investment Management, Inc. and the fund's Board of Directors.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-trem transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
9

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For American
Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------
americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
10

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                         INSTITUTIONAL CLASS
Investor Relations                     Service Representative
1-800-345-2021                         1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES
Call a Service Representative.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL or FAX section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
11

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                        INSTITUTIONAL CLASS
P.O. Box 419200                       P.O. Box 419385
Kansas City, MO 64141-6200            Kansas City, MO 64141-6385

Fax                                   Fax
816-340-7962                          816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.
--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.
--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a Service Representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 5 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5 p.m., Monday - Friday

------
12

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amount is $10,000 for all accounts. To establish a traditional or Roth IRA in the fund, you will need to exchange from another American Century IRA, transfer from another custodian or roll over a minimum of $10,000 in order to meet the fund's minimum.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

            [GRAPHIC OF TRIANGLE]

            PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
            UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
            ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
            SARSEP- AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS.
            IF YOU HAVE ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED
            OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT
            SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates investments of multiple clients into a single account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary who combines client investments in this way, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

------
13

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               [GRAPHIC OF TRIANGLE]

               A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
               SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as the result of your redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

------
14

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account

------
15

information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a FINANCIAL INTERMEDIARY or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

               [GRAPHIC OF TRIANGLE]

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The fund has authorized certain financial intermediaries to accept orders on its behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
16

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [GRAPHIC OF TRIANGLE]

               GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
               FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
               PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
               TRANSACTION AND ALL REQUIRED SIGNATURES.

------
17

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               [GRAPHIC OF TRIANGLE]

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
18

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

               [GRAPHIC OF TRIANGLE]

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM
               THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
               PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
19

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
20

MULTIPLE CLASS INFORMATION

American Century offers two classes of shares of the fund: Investor Class and
Institutional Class. The shares offered by this Prospectus are Investor Class shares and Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees.
Institutional Class shares are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information, call us at 1-800-345-2021. You also can contact a sales representative or financial intermediary who offers shares of the fund.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

------
21

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
22

EQUITY INDEX FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31
--------------------------------------------------------------------------------
                             2004        2003      2002        2001      2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $3.39       $4.58      $4.63      $5.99     $5.20
----------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income(1)                  0.05        0.05       0.04       0.05      0.05
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                1.11       (1.19)     (0.05)     (1.36)     0.83
----------------------------------------------------------------------------------
  Total From
  Investment
  Operations                 1.16       (1.14)     (0.01)     (1.31)     0.88
----------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income         (0.05)      (0.05)     (0.04)     (0.05)    (0.05)
--------------------------
  From Net
  Realized Gains              --          --         --         --      (0.04)
----------------------------------------------------------------------------------
  Total Distributions       (0.05)      (0.05)     (0.04)     (0.05)    (0.09)
----------------------------------------------------------------------------------
Net Asset Value,
End of Period               $4.50       $3.39      $4.58      $4.63      $5.99
==================================================================================
  TOTAL RETURN(2)           34.27%     (25.02)%   (0.16)%    (22.04)%    17.17%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets           0.49%      0.49%      0.49%      0.49%      0.49%
--------------------------
Ratio of Net
Investment Income
to Average Net Assets        1.23%      1.24%      0.91%      0.83%      0.94%
--------------------------
Portfolio Turnover Rate       16%        21%         4%        10%        13%
--------------------------
Net Assets,
End of Period
(in thousands)             $142,324    $90,093   $108,760    $71,415    $68,905
----------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
    WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
    MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
    ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
    GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
    CLASS AND ANOTHER.

------
23

EQUITY INDEX FUND

Institutional Class

For a Share Outstanding Throughout the Years Ended March 31
--------------------------------------------------------------------------------
                           2004        2003       2002        2001      2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $3.39       $4.58      $4.64       $5.99      $5.20
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment
  Income(1)                0.06        0.05       0.05        0.06       0.06
------------------------
  Net Realized
  and Unrealized
  Gain (Loss)              1.11       (1.19)     (0.06)      (1.35)      0.84
--------------------------------------------------------------------------------
  Total From
  Investment Operations    1.17       (1.14)     (0.01)      (1.29)      0.90
--------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income       (0.06)      (0.05)     (0.05)      (0.06)     (0.07)
------------------------
  From Net
  Realized Gains             --         --         --          --       (0.04)
--------------------------------------------------------------------------------
  Total Distributions     (0.06)      (0.05)     (0.05)      (0.06)     (0.11)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $4.50       $3.39      $4.58       $4.64      $5.99
================================================================================
  TOTAL RETURN(2)         34.53%     (24.87)%    (0.17)%    (21.72)%    17.43%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets         0.29%      0.29%      0.29%       0.29%      0.29%
------------------------
Ratio of Net
Investment Income
to Average Net Assets      1.43%      1.44%      1.11%       1.03%      1.14%
------------------------
Portfolio Turnover Rate     16%         21%        4%         10%        13%
------------------------
Net Assets,
End of Period
(in thousands)            $842,269   $350,815   $449,591    $441,959   $398,560
--------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
    WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
    MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
    ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
    GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
    CLASS AND ANOTHER.

------
24

NOTES

------
25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON          SEC Public Reference Room
                   Washington, D.C.
                   Call 202-942-8090 for location and hours.

ON THE INTERNET    * EDGAR database at sec.gov

                   * By email request at publicinfo@sec.gov

BY MAIL            SEC Public Reference Section
                   Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or  qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE          FUND CODE       TICKER         NEWSPAPER LISTING
----------------------------------------------------------------------------
Equity Index Fund
     Investor           400             ACIVX          EqIndex
----------------------------------------------------------------------------
     Institutional      500             ACQIX          EqIndex
----------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
americancentury.com

INVESTOR CLASS                          INSTITUTIONAL CLASS
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0408
SH-PRS-38443

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

Value Fund

AUGUST 1, 2004

VALUE FUND IS CLOSED TO NEW RETAIL INVESTORS BUT IS AVAILABLE THROUGH FINANCIAL
INTERMEDIARIES. SHAREHOLDERS WHO HAD OPEN ACCOUNTS AS OF JANUARY 30, 2003, MAY
MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL GAINS
DISTRIBUTIONS AS LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments believes our relationship with you begins with an easy-to-read prospectus that provides the information you need to make confident investment decisions.

You'll notice that this booklet includes information about Investor Class and
Institutional Class shares. While reading through this prospectus, it's important for you to be aware of the class you own, or are considering for purchase. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Investor Class shares are available directly from American Century Investments. We offer Institutional Class shares primarily through employer-sponsored retirement plans or institutions, such as banks, broker-dealers and insurance companies. The Institutional Class shares also are available to individuals who meet the minimum investment requirements outlined in the prospectus.

As you read this prospectus, please note that the Fund Performance History,
Investing with American Century, and Financial Highlights sections reflect the most significant differences between the classes. If you have questions after reading the prospectus, please visit the Products and Services section of
americancentury.com for additional fund information. Or, call an Investor
Relations Representative at 1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and
Saturdays, 9 a.m. to 2 p.m. Central time.

Thank you for considering American Century Investments.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

          [graphic of triangle]

          THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Value seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Value, the fund managers look for companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. A more detailed description of the fund's investment strategies and risks begins on page 6.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking long-term capital growth and income from your investment
* comfortable with the risks associated with the fund's investment strategies
* comfortable with the fund's short-term price volatility

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* investing for a short period of time
* not seeking income from an equity investment
* uncomfortable with short-term volatility in the value of your investment
* uncomfortable with the risks associated with the fund's investment strategies

          [graphic of triangle]

          AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
          OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR
          ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class shares will differ from those shown in the chart, depending on the expenses of that class.

VALUE FUND - INVESTOR CLASS(1)

[data from bar chart]

2003          29.06%
2002         -12.69%
2001          12.86%
2000          18.27%
1999          -0.80%
1998           4.99%
1997          26.01%
1996          24.25%
1995          32.80%
1994           3.99%

(1) AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S
    INVESTOR CLASS YEAR-TO-DATE RETURN WAS 6.23%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Value                 18.45% (2Q 1999)                    -16.28% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the fund's Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

------
3

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

The S&P 500 Index is viewed as a broad measure of U.S. stock performance. The
Lipper Multicap Value Index is an index of multicap value funds that have management styles similar to Value. The Russell 3000 Value Index measures the performance of the 3,000 largest publicly traded U.S. companies with lower price/book ratios.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003          1 YEAR    5 YEARS   10 YEARS   LIFE OF CLASS(1)
------------------------------------------------------------------------------------------------------
Value
Return Before Taxes                                    29.06%    8.33%     12.97%       12.86%
Return After Taxes on Distributions                    28.56%    6.90%      9.65%       N/A
Return After Taxes on Distributions
  and Sale of Fund Shares                              19.37%    6.26%      9.21%       N/A
Lipper Multicap Value Index                            32.78%    5.18%     10.69%       10.55%(2)
  (reflects no deduction for taxes)
S&P 500 Index                                          28.68%   -0.57%     11.07%       10.85%(2)
  (reflects no deduction for fees, expenses or taxes)
Russell 3000 Value Index                               31.14%    4.16%     11.85%       11.49%(2)
  (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INVESTOR CLASS IS SEPTEMBER 1, 1993.

(2)  SINCE AUGUST 31, 1993, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003          1 YEAR    5 YEARS   LIFE OF CLASS(1)
-------------------------------------------------------------------------------------------
Value
Return Before Taxes                                    29.26%    8.58%     8.30%
Lipper Multicap Value Index                            32.78%    5.18%     5.44%
  (reflects no deduction for taxes)
S&P 500 Index                                          28.68%   -0.57%     3.92%
  (reflects no deduction for fees, expenses or taxes)
Russell 3000 Value Index                               31.14%    4.16%     6.42%
  (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS JULY 31, 1997.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at americancentury.com.

------
4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                    $25(1)
--------------------------------------------------------------------------------

(1) APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH AMERICAN
    CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing
    with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                          MANAGEMENT   DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
                          FEE(1)       SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
---------------------------------------------------------------------------------------------
Value
    Investor Class        1.00%        None                   0.00%        1.00%
---------------------------------------------------------------------------------------------
    Institutional Class   0.80%        None                   0.00%        0.80%
---------------------------------------------------------------------------------------------

(1) BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
    STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
    DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
    DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
    STRATEGY ASSETS.

(2) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR    3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------------
Value
    Investor Class            $102      $318        $551          $1,219
-----------------------------------------------------------------------------
    Institutional Class        $82      $255        $443            $987
-----------------------------------------------------------------------------

------
5

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone
up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase. Since the fund invests in companies of all sizes on an ongoing basis, it may be best characterized as a multi-capitalization value fund that has historically correlated with mid-cap value indicies.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the fund's assets invested in U.S. EQUITY SECURITIES at all times.

          [graphic of triangle]

          EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
          EQUITY-EQUIVALENT SECURITIES, SUCH AS DEBT SECURITIES AND PREFERRED
          STOCK CONVERTIBLE INTO COMMON STOCK, AND STOCK OR STOCK INDEX FUTURES
          CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

------
6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

------
7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For services provided to the fund, the advisor receives a fee based on a percentage of the net assets of the fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets.

Out of the fund's fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE
FISCAL YEAR ENDED MARCH 31, 2004           INVESTOR CLASS   INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Value                                      1.00%            0.80%
--------------------------------------------------------------------------------

------
8

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team are identified below.

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer -- Value, Senior Vice President and
Senior Portfolio Manager, has been a member of the team that manages Value since joining American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice
President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State
University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages Value since October 1996 and Portfolio Manager since February
1999. He joined American Century in August 1993 as an Investment Analyst. He has
a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss, Portfolio Manager, has been a member of the team that manages Value since he joined American Century in June 1998 as an Investment Analyst. He was
promoted to Senior Investment Analyst in August 2003 and Portfolio Manager in
February 2004. He has a bachelor's degree in accounting and finance from
Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
9

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For American
Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
10

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS

Investor Relations                            Service Representative
1-800-345-2021                                1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
11

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS

P.O. Box 419200                               P.O. Box 419385
Kansas City, MO 64141-6200                    Kansas City, MO 64141-6385

Fax                                           Fax
816-340-7962                                  816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a Service Representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 5 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5 p.m., Monday - Friday

------
12

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

          [graphic of triangle]

          PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
          UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP-
          AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE
          ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates investments of multiple clients into a single account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary who combines client investments in this way, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

------
13

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [graphic of triangle]

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

------
14

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries

------
15

is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a FINANCIAL INTERMEDIARY or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

          [graphic of triangle]

          FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The fund has authorized certain financial intermediaries to accept orders on its behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
16

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [graphic of triangle]

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
          REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
          THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND
          ALL REQUIRED SIGNATURES.

------
17

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          [graphic of triangle]

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
          STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
18

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

          [graphic of triangle]

          QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
          STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
          THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
19

TAXES ON TRANSACTIONS

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
20

MULTIPLE CLASS INFORMATION

American Century offers six classes of shares of the fund through financial intermediaries: Investor Class, Institutional Class, A Class, B Class, C Class
and Advisor Class. The shares offered by this Prospectus are Investor Class and
Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning A, B, C or Advisor Class shares, call us at 1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

------
21

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
21

VALUE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
----------------------------------------------------------------------------------------------------
                                         2004         2003         2002         2001         2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $5.61        $7.19        $6.27        $5.35         $5.77
----------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(1)               0.09         0.07         0.08         0.10          0.09
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 2.18        (1.48)        1.03         0.92         (0.01)
----------------------------------------------------------------------------------------------------
  Total From Investment Operations       2.27        (1.41)        1.11         1.02          0.08
----------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income            (0.08)       (0.07)       (0.08)       (0.10)        (0.09)
-------------------------------------
  From Net Realized Gains               (0.08)       (0.10)       (0.11)          --         (0.41)
----------------------------------------------------------------------------------------------------
  Total Distributions                   (0.16)       (0.17)       (0.19)       (0.10)        (0.50)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $7.72        $5.61        $7.19        $6.27         $5.35
====================================================================================================
  TOTAL RETURN(2)                       40.66%      (19.85)%      17.96%       19.20%         1.42%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.00%        1.00%        1.00%        1.00%        1.00%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    1.26%        1.19%        1.11%        1.71%        1.48%
-------------------------------------
Portfolio Turnover Rate                  122%         102%         151%         150%         115%
-------------------------------------
Net Assets, End of Period
(in thousands)                        $2,152,265   $1,552,632   $2,068,901   $1,532,113   $1,388,646
----------------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
23

VALUE FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                         2004       2003       2002       2001      2000
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $5.61      $7.20      $6.27      $5.36      $5.78
------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
   Net Investment Income(1)              0.10       0.09       0.09       0.11       0.10
--------------------------------------
   Net Realized and Unrealized
    Gain (Loss)                          2.18      (1.50)      1.04       0.91      (0.01)
------------------------------------------------------------------------------------------
   Total From Investment Operations      2.28      (1.41)      1.13       1.02       0.09
------------------------------------------------------------------------------------------
Distributions
--------------------------------------
   From Net Investment Income           (0.09)     (0.08)     (0.09)     (0.11)     (0.10)
--------------------------------------
   From Net Realized Gains              (0.08)     (0.10)     (0.11)       --       (0.41)
------------------------------------------------------------------------------------------
   Total Distributions                  (0.17)     (0.18)     (0.20)     (0.11)     (0.51)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $7.72      $5.61      $7.20      $6.27      $5.36
==========================================================================================
   TOTAL RETURN(2)                      40.93%    (19.70)%    18.19%     19.24%      1.65%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.80%      0.80%      0.80%      0.80%     0.80%
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    1.46%      1.38%      1.31%      1.91%     1.68%
--------------------------------------
Portfolio Turnover Rate                  122%       102%       151%       150%      115%
--------------------------------------
Net Assets, End of Period
(in thousands)                         $223,282   $179,196   $226,681   $186,987   $95,202
------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
24

NOTES

------
25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room, Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       * EDGAR database at sec.gov
                      * By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section
                      Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE   TICKER    NEWSPAPER LISTING
----------------------------------------------------------------------
Value Fund
     Investor Class           039         TWVLX     Value
----------------------------------------------------------------------
     Institutional Class      339         AVLIX     Value
----------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
americancentury.com

Investor Class                        Institutional Class
P.O. Box 419200                       P.O. Box 419385
Kansas City, Missouri 64141-6200      Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575        1-800-345-3533 or 816-531-5575

0408
SH-PRS-38444

Your
American Century Investments
prospectus

A CLASS
B CLASS
C CLASS
ADVISOR CLASS

Value Fund

AUGUST 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

          [graphic of triangle]

          THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Value seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Value, the fund managers look for companies whose stock price may not reflect the companies' value.  The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. A more detailed description of the fund's investment strategies and risks begins on page 7.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth and income from your investment
*  comfortable with the risks associated with the fund's investment strategies
*  comfortable with the fund's short-term price volatility

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time
*  not seeking income from an equity investment
*  uncomfortable with short-term volatility in the value of your investment
*  uncomfortable with the risks associated with the fund's investment strategies

          [graphic of triangle]

          AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
          OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR
          ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. The returns of the fund's other classes of shares will differ from those shown in the chart, depending on the expenses of those classes.

VALUE FUND -- ADVISOR CLASS(1)

[data from bar chart]

2003                   28.57%
2002                  -12.92%
2001                   12.58%
2000                   18.01%
1999                   -0.87%
1998                    4.55%
1997                   25.73%

(1) AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S
    ADVISOR CLASS YEAR-TO-DATE RETURN WAS 6.25%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Value                 18.20% (2Q 1999)                    -16.33% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor
Class shares calculated three different ways. An additional table shows the average annual total returns of the fund's C Class shares calculated before the impact of taxes. Because the fund's A and B Class shares did not have a full calendar year's worth of performance they are not included.

If the A and B Class shares had existed during the periods presented, their performance would have been substantially similar to that of the Advisor Class because each represents an investment in the same portfolio of securities.
However, performance of the A and B Class shares would have been lower because of their higher expense ratios.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

------
3

The S&P 500 Index is viewed as a broad measure of U.S. stock performance. The
Lipper Multicap Value Index is an index of multicap value funds that have management styles similar to Value. The Russell 3000 Value Index measures the performance of the 3,000 largest publicly traded U.S. companies with lower price/book ratios.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003           1 YEAR    5 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------------------
Value
Return Before Taxes                                     28.57%    8.08%     10.70%
Return After Taxes on Distributions                     28.11%    6.74%      7.43%
Return After Taxes on Distributions
  and Sale of Fund Shares                               19.00%    6.10%      7.15%
Lipper Multicap Value Index                             32.78%    5.18%      9.05%(2)
  (reflects no deduction for taxes)
S&P 500 Index                                           28.68%   -0.57%      8.38%(2)
  (reflects no deduction for fees, expenses or taxes)
Russell 3000 Value Index                                31.14%    4.16%     10.36%(2)
  (reflects no deduction for fees, expenses or taxes
--------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS OCTOBER 2, 1996.

(2)  SINCE OCTOBER 3, 1996, THE DATE CLOSEST TO THE CLASS'S
     INCEPTION FOR WHICH DATA IS AVAILABLE.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003         1 YEAR   LIFE OF CLASS(1)
-------------------------------------------------------------------------------
Value
Return Before Taxes                                   27.49%    5.23%
Lipper Multicap Value Index                           32.78%    1.73%(2)
 (reflects no deduction for taxes)
S&P 500 Index                                         28.68%   -3.03%(2)
 (reflects no deduction for fees, expenses or taxes)
Russell 3000 Value Index                              31.14%    1.86%(2)
 (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE C CLASS IS JUNE 4, 2001.

(2) SINCE MAY 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH DATA
    IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

------
4

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           A CLASS   B CLASS   C CLASS   ADVISOR CLASS
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases           5.75%     None      None      None
    (as a percentage of offering price)
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                       None(1)   5.00%(2)  1.00%(3)  None
    (as a percentage of the original offering price for
     B Class shares or the lower of the original offering
     price or redemption proceeds for A and C Class shares)
------------------------------------------------------------------------------------------------------

(1) INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO A
    CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
    ONE YEAR OF THE DATE OF PURCHASE.

(2) THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
    NEXT FIVE YEARS AS SHOWN ON PAGE 13, AND IS ELIMINATED AFTER SIX YEARS.

(3) THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE AND IS ELIMINATED
    THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     MANAGEMENT   DISTRIBUTION AND          OTHER         TOTAL ANNUAL FUND
                     FEE(1)       SERVICE (12B-1) FEES(2)   EXPENSES(3)   OPERATING EXPENSES
--------------------------------------------------------------------------------------------
Value
    A Class          1.00%        0.25%                     0.00%         1.25%
--------------------------------------------------------------------------------------------
    B Class          1.00%        1.00%                     0.00%         2.00%
--------------------------------------------------------------------------------------------
    C Class          1.00%        1.00%                     0.00%         2.00%
--------------------------------------------------------------------------------------------
    Advisor Class    0.75%        0.50%(4)                  0.00%         1.25%
--------------------------------------------------------------------------------------------

(1) BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
    STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
    DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
    DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
    STRATEGY ASSETS.

(2) THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES THROUGH
    BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
    INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE SUCH FINANCIAL
    INTERMEDIARIES FOR ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT
    WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR, AND A PORTION
    IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES.
    FOR MORE INFORMATION, SEE Service, Distribution and Administrative Fees,
    PAGE 22.

(3) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4) HALF OF THE ADVISOR CLASS 12B-1 FEE IS FOR SHAREHOLDER SERVICES PROVIDED BY
    FINANCIAL INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT
    OF THE UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED
    MANAGEMENT FEE FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT
    ADVISORY SERVICES IS THE SAME FOR ALL CLASSES.

------
5

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 YEAR      3 YEARS      5 YEARS    10 YEARS
-----------------------------------------------------------------------
Value
    A Class              $695        $947         $1,219     $1,991
-----------------------------------------------------------------------
    B Class              $602        $923         $1,169     $2,115
-----------------------------------------------------------------------
    C Class              $202        $623         $1,069     $2,305
-----------------------------------------------------------------------
    Advisor Class        $127        $395           $683     $1,503
-----------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                         1 YEAR      3 YEARS      5 YEARS    10 YEARS
-----------------------------------------------------------------------
Value
    A Class              $695        $947         $1,219     $1,991
-----------------------------------------------------------------------
    B Class              $202        $623         $1,069     $2,115
-----------------------------------------------------------------------
    C Class              $202        $623         $1,069     $2,305
-----------------------------------------------------------------------
    Advisor Class        $127        $395           $683     $1,503
-----------------------------------------------------------------------

------
6

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone
up.

Companies may be undervalued due to market declines, poor economic conditions, actual  or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase. Since the fund invests in companies of all sizes on an ongoing basis, it may be best characterized as a multi-capitalization value fund that has historically correlated with mid-cap value indicies.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the fund's assets invested in U.S. EQUITY SECURITIES at all times.

          [graphic of triangle]

          EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
          EQUITY-EQUIVALENT SECURITIES, SUCH AS DEBT SECURITIES AND PREFERRED
          STOCK CONVERTIBLE INTO COMMON STOCK, AND STOCK OR STOCK INDEX FUTURES
          CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalents securities or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

------
7

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by a fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

------
8

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For services provided to the fund, the advisor receives a fee based on a percentage of the net assets of the fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets.

Out of the fund's fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE
FISCAL YEAR ENDED MARCH 31, 2004    A CLASS   B CLASS   C CLASS   ADVISOR CLASS
-------------------------------------------------------------------------------
Value                               1.00%     1.00%     1.00%     0.75%
-------------------------------------------------------------------------------

------
9

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team are identified below.

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer -- Value, Senior Vice President and
Senior Portfolio Manager, has been a member of the team that manages Value since joining American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice
President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State
University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages Value since October 1996 and Portfolio Manager since February
1999. He joined American Century in August 1993 as an Investment Analyst. He has
a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss, Portfolio Manager, has been a member of the team that manages Value since he joined American Century in June 1998 as an Investment Analyst. He was
promoted to Senior Investment Analyst in August 2003 and Portfolio Manager in
February 2004. He has a bachelor's degree in accounting and finance from
Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
10

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

The fund offers the A, B, C and Advisor Classes through this prospectus.
Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                 B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                 No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC(2)                    Contingent deferred sales charge on
                                        redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                      12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                   Convert to A Class shares eight years
after purchase
--------------------------------------------------------------------------------
Generally more appropriate              Aggregate purchases are limited to
for long-term investors                 amounts less than $100,000
--------------------------------------------------------------------------------

C CLASS                                 ADVISOR CLASS
--------------------------------------------------------------------------------
No initial sales charge                 No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on     No contingent deferred sales charge
redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                      12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                   No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases are limited         Generally offered through qualified
to amounts less than $1,000,000;        retirement plans and other
generally more appropriate              fee-based arrangements
for short-term investors
--------------------------------------------------------------------------------

(1) THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
    INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
    FOR PURCHASES OF $1,000,000 OR MORE.

(2) A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN PURCHASES OF $1,000,000 OR MORE
    THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.
Aggregate purchases are limited to amounts less than $100,000 for B Class shares and amounts less than $1,000,000 for C Class shares.

------
11

CALCULATION OF SALES CHARGES

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                          SALES CHARGE      SALES CHARGE      AMOUNT PAID TO
                          AS A % OF         AS A % OF NET     FINANCIAL ADVISOR
PURCHASE AMOUNT           OFFERING PRICE    AMOUNT INVESTED   AS A % OF OFFERING PRICE
--------------------------------------------------------------------------------------
Less than $50,000         5.75%             6.10%             5.00%
--------------------------------------------------------------------------------------
$50,000 - $99,999         4.75%             4.99%             4.00%
--------------------------------------------------------------------------------------
$100,000 - $249,999       3.75%             3.90%             3.25%
--------------------------------------------------------------------------------------
$250,000 - $499,999       2.50%             2.56%             2.00%
--------------------------------------------------------------------------------------
$500,000 - $999,999       2.00%             2.04%             1.75%
--------------------------------------------------------------------------------------
$1,000,000 - $3,999,999   0.00%             0.00%             1.00%(1)
--------------------------------------------------------------------------------------
$4,000,000 - $9,999,999   0.00%             0.00%             0.50%(1)
--------------------------------------------------------------------------------------
$10,000,000 or more       0.00%             0.00%             0.25%(1)
--------------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY QUALIFIED RETIREMENT PLANS, NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below.

Reductions and Waivers of Sales Charges

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide such information to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

CONCURRENT PURCHASES. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

------
12

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  present or former officers, directors and employees (and their families) of
   American Century

*  qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  certain other investors as deemed appropriate by American Century

B Class

B Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTIONS DURING               CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                         5.00%
--------------------------------------------------------------------------------
2nd year                         4.00%
--------------------------------------------------------------------------------
3rd year                         3.00%
--------------------------------------------------------------------------------
4th year                         3.00%
--------------------------------------------------------------------------------
5th year                         2.00%
--------------------------------------------------------------------------------
6th year                         1.00%
--------------------------------------------------------------------------------
After 6th year                   None
--------------------------------------------------------------------------------

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C Class

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

------
13

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   * 12% of the lesser of the original purchase cost or current market value for
     A Class shares

   * 12% of the original purchase cost for B Class shares

   * 12% of the lesser of the original purchase cost or current market value for
     C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class and C
   Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA rollovers from American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

*  if no broker was compensated for the sale

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will depend on the policies of the financial intermediary through which you do business. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of a fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

          [graphic of triangle]

          FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

------
14

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

------
15

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [graphic of triangle]

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
16

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  Your are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [graphic of triangle]

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
          REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
          THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND
          ALL REQUIRED SIGNATURES.

------
18

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          [graphic of triangle]

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
          STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
19

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

          [graphic of triangle]

          QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
          STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
          THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
20

TAXES ON TRANSACTIONS

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
21

MULTIPLE CLASS INFORMATION

American Century offers six classes of shares of the fund through financial intermediaries: A Class, B Class, C Class, Advisor Class, Investor Class and
Institutional Class. The shares offered by this Prospectus are A, B, C and
Advisor Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions such as investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from these classes into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C
Class, and 0.50% for Advisor Class to the distributor for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. Under the Advisor Class Plan, the fund's Advisor
Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available.
Because these fees are used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the Statement of
Additional Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of its profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
22

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's annual report, which is available upon request.

------
23

VALUE FUND
A Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------
                                                            2004     2003(1)
-----------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $5.60      $5.77
-----------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
    Net Investment Income(2)                                 0.07       0.01
---------------------------------------------------------
    Net Realized and Unrealized Gain (Loss)                  2.19      (0.16)
-----------------------------------------------------------------------------
    Total From Investment Operations                         2.26      (0.15)
-----------------------------------------------------------------------------
Distributions
---------------------------------------------------------
    From Net Investment Income                              (0.06)     (0.02)
---------------------------------------------------------
    From Net Realized Gains                                 (0.08)       --
-----------------------------------------------------------------------------
    Total Distributions                                     (0.14)     (0.02)
-----------------------------------------------------------------------------
Net Asset Value, End of Period                              $7.72      $5.60
=============================================================================
    TOTAL RETURN(3)                                         40.55%     (2.67)%
-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            1.25%      1.25%(4)
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets         1.01%      0.62%(4)
---------------------------------------------------------
Portfolio Turnover Rate                                       122%      102%(5)
---------------------------------------------------------
Net Assets, End of Period (in thousands)                    $15,029     $385
-----------------------------------------------------------------------------
(1) JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES. TOTAL
    RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN
    OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES
    BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO TWO DECIMAL
    PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL PLACES, THE
    TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS EXPENSE
    DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL PLACES IS
    MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR
    LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED WAS
    CALCULATED FOR THE YEAR ENDED MARCH 31, 2003.

------
24

VALUE FUND
B Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------
                                                     2004        2003(1)
-----------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $5.61         $5.77
-----------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
   Net Investment Income(2)                           0.01          --(3)
-----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)            2.20         (0.15)
-----------------------------------------------------------------------------
   Total From Investment Operations                   2.21         (0.15)
-----------------------------------------------------------------------------
Distributions
-----------------------------------------------------
   From Net Investment Income                        (0.01)        (0.01)
-----------------------------------------------------
   From Net Realized Gains                           (0.08)           --
-----------------------------------------------------------------------------
   Total Distributions                               (0.09)        (0.01)
-----------------------------------------------------------------------------
Net Asset Value, End of Period                       $7.73         $5.61
=============================================================================
   TOTAL RETURN(4)                                   39.51%        (2.59)%
-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                 2.00%       1.98%(5)
-----------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets (Before Expense Waiver)            2.00%       2.00%(5)(6)
-----------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                          0.26%        (0.17)%(5)
-----------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets (Before Expense Waiver)         0.26%      (0.19)%(5)(6)
-----------------------------------------------------
Portfolio Turnover Rate                               122%           102%(7)
-----------------------------------------------------
Net Assets, End of Period (in thousands)             $2,656            $91
-----------------------------------------------------------------------------

(1) JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES. TOTAL
    RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN
    OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES
    BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO TWO DECIMAL
    PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL PLACES, THE
    TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS EXPENSE
    DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL PLACES IS
    MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR
    LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5) ANNUALIZED.

(6) DURING THE PERIOD ENDED MARCH 31, 2003, THE DISTRIBUTOR VOLUNTARILY WAIVED A
    PORTION OF THE DISTRIBUTION AND SERVICE FEES.

(7) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED WAS
    CALCULATED FOR THE YEAR ENDED MARCH 31, 2003.

------
25

VALUE FUND
C Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                2004         2003       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $5.58        $7.18        $6.90
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
   Net Investment Income(2)                     0.02         0.01         --(3)
--------------------------------------------
   Net Realized and Unrealized Gain (Loss)      2.19        (1.50)        0.42
--------------------------------------------------------------------------------
   Total From Investment Operations             2.21        (1.49)        0.42
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
   From Net Investment Income                  (0.01)       (0.01)       (0.03)
--------------------------------------------
   From Net Realized Gains                     (0.08)       (0.10)       (0.11)
--------------------------------------------------------------------------------
   Total Distributions                         (0.09)       (0.11)       (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $7.70        $5.58        $7.18
================================================================================
   TOTAL RETURN(4)                             39.73%      (20.90)%       6.33%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           2.00%        2.00%     2.00%(5)
--------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                           0.26%        0.19%    (0.06)%(5)
--------------------------------------------
Portfolio Turnover Rate                         122%         102%       151%(6)
--------------------------------------------
Net Assets, End of Period
(in thousands)                                 $6,613       $2,461      $1,866
--------------------------------------------------------------------------------

(1)  JUNE 4, 2001 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2002.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES
     CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN
     ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED WAS
     CALCULATED FOR THE YEAR ENDED MARCH 31, 2002.

------
26

VALUE FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended March 31
-----------------------------------------------------------------------------------------
                                        2004       2003       2002       2001      2000
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $5.60      $7.19      $6.27      $5.36      $5.77
-----------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(1)              0.07       0.06       0.06       0.08       0.07
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                2.19      (1.49)      1.03       0.92       0.01
-----------------------------------------------------------------------------------------
  Total From Investment Operations      2.26      (1.43)      1.09       1.00       0.08
-----------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income           (0.06)     (0.06)     (0.06)     (0.09)     (0.08)
-------------------------------------
  From Net Realized Gains              (0.08)     (0.10)     (0.11)       --       (0.41)
-----------------------------------------------------------------------------------------
  Total Distributions                  (0.14)     (0.16)     (0.17)     (0.09)     (0.49)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period         $7.72      $5.60      $7.19      $6.27      $5.36
=========================================================================================
  TOTAL RETURN(2)                      40.56%    (20.07)%    17.51%     18.72%      1.36%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.25%      1.25%      1.25%      1.25%     1.25%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                   1.01%      0.94%      0.86%      1.46%     1.23%
-------------------------------------
Portfolio Turnover Rate                 122%       102%       151%       150%      115%
-------------------------------------
Net Assets, End of Period
(in thousands)                        $403,212   $210,984   $208,311   $102,357   $61,323
-----------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
27

NOTES

------
28

NOTES

------
29

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room, Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       * EDGAR database at sec.gov
                      * By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section
                      Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE         FUND CODE      TICKER         NEWSPAPER LISTING
---------------------------------------------------------------------------
Value Fund
     A Class           139            ACAVX          Value
---------------------------------------------------------------------------
     B Class           307            ACBVX          Value
---------------------------------------------------------------------------
     C Class           439            ACLCX          Value
---------------------------------------------------------------------------
     Advisor Class     739            TWADX          Value
---------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0408
SH-PRS-38445

[front cover]

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS
Large Company Value Fund

AUGUST 1, 2004

LARGE COMPANY VALUE FUND IS CLOSED TO NEW RETAIL INVESTORS BUT IS AVAILABLE
THROUGH FINANCIAL INTERMEDIARIES. SHAREHOLDERS WHO HAD OPEN ACCOUNTS AS OF
JANUARY 30, 2003, MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND
CAPITAL GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

American Century Investments believes our relationship with you begins with an easy-to-read prospectus that provides the information you need to make confident investment decisions.

You'll notice that this booklet includes information about Investor Class and
Institutional Class shares. While reading through this prospectus, it's important for you to be aware of the class you own, or are considering for purchase. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Investor Class shares are available directly from American Century Investments. We offer Institutional Class shares primarily through employer-sponsored retirement plans or institutions, such as banks, broker-dealers and insurance companies. The Institutional Class shares also are available to individuals who meet the minimum investment requirements outlined in the prospectus.

As you read this prospectus, please note that the Fund Performance History,
Investing with American Century, and Financial Highlights sections reflect the most significant differences between the classes. If you have questions after reading the prospectus, please visit the Products and Services section of
americancentury.com for additional fund information. Or, call an Investor
Relations Representative at 1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and
Saturdays, 9 a.m. to 2 p.m. Central time.

Thank you for considering American Century Investments.

Sincerely,

/signature/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

             [GRAPHIC OF TRIANGLE]

             THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
             OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Large Company Value seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Large Company Value, the fund managers look for companies whose stock price may not adequately reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. A more detailed description of the fund's investment strategies and risks begins on page 6.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking long-term capital growth and income from your investment

* comfortable with the risks associated with the fund's investment strategies

* comfortable with the fund's short-term price volatility

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* investing for a short period of time

* not seeking income from an equity investment

* uncomfortable with short-term volatility in the value of your investment

* uncomfortable with the risks associated with the fund's investment strategies

               [GRAPHIC OF TRIANGLE]

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
               INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

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2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class shares will differ from those shown in the chart, depending on the expenses of that class.

LARGE COMPANY VALUE FUND - INVESTOR CLASS(1)

2003     28.97%
2002    -13.47%
2001      7.47%
2000      9.68%

(1) AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
    FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 3.96%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Large Company Value   17.47% (2Q 2003)                    -17.67% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the fund's Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

The S&P 500 Index is viewed as a broad measure of U.S. stock performance. The
Russell 1000 Value Index measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

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3

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003      1 YEAR     LIFE OF
CLASS(1)
--------------------------------------------------------------------------------
Large Company Value

Return Before Taxes                                28.97%     4.92%

Return After Taxes on Distributions                28.67%     4.40%

Return After Taxes on Distributions
  and Sale of Fund Shares                          19.16%     3.91%

Russell 1000 Value Index                           30.03%     1.91%(2)
  (reflects no deduction for fees, expenses or taxes)

S&P 500 Index                                      28.68%     -2.54%(2)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INVESTOR CLASS IS JULY 30, 1999.

(2) SINCE JULY 31, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003      1 YEAR     LIFE OF
CLASS(1)
--------------------------------------------------------------------------------
Large Company Value

Return Before Taxes                                29.22%     4.43%

Russell 1000 Value Index                           30.03%     2.14%(2)
 (reflects no deduction for fees, expenses or taxes)

S&P 500 Index                                      28.68%     -1.84%(2)
 (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS AUGUST 10, 2001.

(2) SINCE JULY 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at americancentury.com.

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4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                   $25(1)
--------------------------------------------------------------------------------

(1) APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH AMERICAN
    CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing
    with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                     DISTRIBUTION                TOTAL ANNUAL
                        MANAGEMENT   AND SERVICE    OTHER        FUND OPERATING
                        FEE(1)       (12B-1) FEES   EXPENSES(2)  EXPENSES
--------------------------------------------------------------------------------
Large Company Value
  Investor Class        0.90%        None           0.00%        0.90%
--------------------------------------------------------------------------------
  Institutional Class   0.70%        None           0.00%        0.70%
--------------------------------------------------------------------------------

(1) BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
    STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
    DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
    DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
    STRATEGY ASSETS.

(2) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 YEAR      3 YEARS     5 YEARS      10 YEARS
---------------------------------------------------------------------------
Large Company Value
    Investor Class         $92         $286        $497         $1,104
---------------------------------------------------------------------------
    Institutional Class    $71         $224        $389           $868
---------------------------------------------------------------------------

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5

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone
up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

Large Company Value invests primarily in larger companies. Under normal market conditions the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets in U.S.
EQUITY SECURITIES at all times.

               [GRAPHIC OF TRIANGLE]

               EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
               EQUITY-EQUIVALENT SECURITIES, SUCH AS DEBT SECURITIES AND
               PREFERRED STOCK CONVERTIBLE INTO COMMON STOCK, AND STOCK OR STOCK
               INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

------
6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

------
7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For services provided to the fund, the advisor receives a fee based on a percentage of the net assets of the fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets.

Out of the fund's fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR

AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE

FISCAL YEAR ENDED MARCH 31, 2004           INVESTOR CLASS   INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Large Company Value                        0.90%            0.70%
--------------------------------------------------------------------------------

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8

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team are identified below.

MARK MALLON

Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Large Company Value since its inception in July
1999. He joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and
Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a CFA charterholder.

CHARLES A. RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice
President and Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University.
He also has an MBA from the University of Chicago. He is a CFA charterholder.

BRENDAN HEALY

Mr. Healy, Portfolio Manager, has been a member of the team that manages Large
Company Value since he joined American Century in April 2000 and has been a
Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a
bachelor's degree in mechanical engineering from the University of Arizona and an MBA from the University of Texas - Austin. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
9

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For American
Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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10

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                         INSTITUTIONAL CLASS
Investor Relations                     Service Representative
1-800-345-2021                         1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
11

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                        INSTITUTIONAL CLASS
P.O. Box 419200                       P.O. Box 419385
Kansas City, MO 64141-6200            Kansas City, MO 64141-6385

Fax                                   Fax
816-340-7962                          816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.
--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.
--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a Service Representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 5 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5 p.m., Monday - Friday

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12

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA) and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               [GRAPHIC OF TRIANGLE]

               PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
               UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
               ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
               SARSEP- AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS.
               IF YOU HAVE ONLY BUSINESS, BUSINESS RETIREMENT,
               EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU
               ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO
               OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

------
13

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               [GRAPHIC OF TRIANGLE]

               A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
               SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

------
14

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account

------
15

information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a FINANCIAL INTERMEDIARY or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

               [GRAPHIC OF TRIANGLE]

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The fund has authorized certain financial intermediaries to accept orders on its behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
16

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [GRAPHIC OF TRIANGLE]

               GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
               FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
               PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
               TRANSACTION AND ALL REQUIRED SIGNATURES.

------
17

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               [GRAPHIC OF TRIANGLE]

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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18

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

               [GRAPHIC OF TRIANGLE]

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM
               THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
               PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
19

TAXES ON TRANSACTIONS

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
20

MULTIPLE CLASS INFORMATION

American Century offers seven classes of shares of the fund through financial intermediaries: Investor Class, Institutional Class, A Class, B Class, C Class,
R Class and Advisor Class. The shares offered by this Prospectus are Investor
Class and Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees.
Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning A, B, C, R or Advisor Class shares, call us at 1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

------
21

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
22

LARGE COMPANY VALUE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                              2004       2003       2002      2001     2000(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $4.29      $5.53      $5.08     $4.59      $5.00
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income(2)                   0.09       0.08       0.07      0.08       0.05
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      1.59      (1.25)      0.45      0.48      (0.41)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       1.68      (1.17)      0.52      0.56      (0.36)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.08)     (0.07)     (0.07)    (0.07)     (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $5.89      $4.29      $5.53     $5.08      $4.59
=================================================================================
  TOTAL RETURN(3)            39.34%    (21.19)%    10.20%    12.38%     (7.22)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets            0.90%      0.90%      0.90%     0.90%   0.90%(4)
--------------------------
Ratio of Net
Investment Income
to Average Net Assets         1.58%      1.75%      1.34%     1.62%   1.72%(4)
--------------------------
Portfolio Turnover Rate        14%        30%        34%       55%       51%
--------------------------
Net Assets,
End of Period
(in thousands)              $350,516   $152,641   $69,961   $19,348    $12,671
--------------------------------------------------------------------------------

(1) JULY 30, 1999 (INCEPTION) THROUGH MARCH 31, 2000.

(2) COMPUTED USING THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

------
23

LARGE COMPANY VALUE FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                2004        2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $4.29       $5.53       $5.44
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income(2)                      0.10        0.09        0.06
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)       1.59       (1.25)       0.08
--------------------------------------------------------------------------------
  Total From Investment Operations              1.69       (1.16)       0.14
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                   (0.09)      (0.08)      (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $5.89       $4.29       $5.53
================================================================================
  TOTAL RETURN(3)                              39.61%     (21.03)%      2.69%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           0.70%       0.70%    0.70%(4)
-------------------------------------------
Ratio of Net Investment
Income to Average Net Assets                    1.78%       1.95%    1.74%(4)
-------------------------------------------
Portfolio Turnover Rate                          14%         30%      34%(5)
-------------------------------------------
Net Assets, End of Period
(in thousands)                                $151,622    $21,110     $2,632
--------------------------------------------------------------------------------

(1) AUGUST 10, 2001 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2002.

(2) COMPUTED USING THE AVERAGE SHARES THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2002.

------
24

NOTES

------
25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

ON THE INTERNET           * EDGAR database at sec.gov

                          * By email request at publicinfo@sec.gov

BY MAIL                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                 FUND CODE      TICKER       NEWSPAPER LISTING
------------------------------------------------------------------------------
Large Company Value Fund
     Investor Class            987            ALVIX        LgComVal
------------------------------------------------------------------------------
     Institutional Class       487            ALVSX        LgComVal
------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0408
SH-PRS-38446

[front cover]

Your
American Century Investments
prospectus

A CLASS
B CLASS
C CLASS
R CLASS
ADVISOR CLASS

Large Company Value Fund

AUGUST 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/signature/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

            [GRAPHIC OF TRIANGLE]

            THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
            OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Large Company Value seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Large Company Value, the fund managers look for companies whose stock price may not adequately reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. A more detailed description of the fund's investment strategies and risks begins on page 7.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking long-term capital growth and income from your investment

* comfortable with the risks associated with the fund's investment strategies

* comfortable with the fund's short-term price volatility

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* investing for a short period of time

* not seeking income from an equity investment

* uncomfortable with short-term volatility in the value of your investment

* uncomfortable with the risks associated with the fund's investment strategies

               [GRAPHIC OF TRIANGLE]

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
               INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. The returns of the fund's other classes of shares will differ from those shown in the chart, depending on the expenses of those classes.

LARGE COMPANY VALUE FUND -- ADVISOR CLASS(1)

2003    28.42%
2002   -13.70%
2001     7.20%

(1) AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
    FUND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS 4.02%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Large Company Value   17.40% (2Q 2003)                    -17.73% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Advisor
Class shares calculated three different ways. An additional table shows the average annual total returns of the fund's C Class shares calculated before the impact of taxes. Because the fund's A Class, B Class and R Class shares did not have a full calendar year's worth of performance they are not included.

If the A Class, B Class and R Class shares had existed during the periods presented, their performance would have been substantially similar to that of the Advisor Class because each represents an investment in the same portfolio of securities. However, performance of the A Class, B Class and R Class shares would have been lower because of their higher expense ratios.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

The S&P 500 Index is viewed as a broad measure of U.S. stock performance. The
Russell 1000 Value Index measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

------
3

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003      1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Large Company Value

Return Before Taxes                                28.42%      8.10%

Return After Taxes on Distributions                28.17%      7.70%

Return After Taxes on Distributions

  and Sale of Fund Shares                          18.75%      6.73%

Russell 1000 Value Index                           30.03%      1.51%(2)
  (reflects no deduction for fees, expenses or taxes)

S&P 500 Index                                      28.68%     -6.16%(2)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE ADVISOR CLASS IS OCTOBER 26, 2000.

(2) SINCE OCTOBER 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003      1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Large Company Value

Return Before Taxes                                27.24%      6.11%

Russell 1000 Value Index                           30.03%      8.35%(2)
 (reflects no deduction for fees, expenses or taxes)

S&P 500 Index                                      28.68%      4.00%(2)
 (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE C CLASS IS NOVEMBER 7, 2001.

(2) SINCE OCTOBER, 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

------
4

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                       ADVISOR
                             A CLASS   B CLASS    C CLASS    R CLASS   CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases         5.75%     None       None       None      None
  (as a percentage
  of offering price)
--------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)          None(1)   5.00%(2)   1.00%(3)   None      None
  (as a percentage of
  the original offering
  price for B Class shares
  or the lower of the
  original offering price
  or redemption proceeds
  for A and C Class shares)
--------------------------------------------------------------------------------

(1) INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO A
    CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
    ONE YEAR OF THE DATE OF PURCHASE.

(2) THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER
    THE NEXT FIVE YEARS AS SHOWN ON PAGE 13, AND IS ELIMINATED AFTER SIX YEARS.

(3) THIS CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE AND IS ELIMINATED
    THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                   DISTRIBUTION                  TOTAL ANNUAL
                      MANAGEMENT   AND SERVICE       OTHER       FUND OPERATING
                      FEE(1)       (12B-1) FEES(2)   EXPENSES(3) EXPENSES
--------------------------------------------------------------------------------
Large Company Value
    A Class           0.90%        0.25%             0.00%       1.15%
--------------------------------------------------------------------------------
    B Class           0.90%        1.00%             0.00%       1.90%
--------------------------------------------------------------------------------
    C Class           0.90%        1.00%             0.00%       1.90%
--------------------------------------------------------------------------------
    R Class           0.90%        0.50%             0.00%       1.40%
--------------------------------------------------------------------------------
    Advisor Class     0.65%        0.50%(4)          0.00%       1.15%
--------------------------------------------------------------------------------

(1) BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
    STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
    DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
    DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
    STRATEGY ASSETS.

(2) THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES THROUGH
    BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
    INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE SUCH FINANCIAL
    INTERMEDIARIES FOR ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT
    WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR, AND A PORTION
    IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES.
    FOR MORE INFORMATION, SEE Service, Distribution and Administrative Fees,
    PAGE 22.

(3) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4) HALF OF THE ADVISOR CLASS 12B-1 FEE IS FOR SHAREHOLDER SERVICES PROVIDED BY
    FINANCIAL INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT
    OF THE UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED
    MANAGEMENT FEE FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT
    ADVISORY SERVICES IS THE SAME FOR ALL CLASSES.

------
5

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------
Large Company Value
    A Class            $685       $918        $1,169      $1,885
---------------------------------------------------------------------
    B Class            $592       $893        $1,119      $2,010
---------------------------------------------------------------------
    C Class            $192       $593        $1,019      $2,202
---------------------------------------------------------------------
    R Class            $142       $441          $762      $1,669
---------------------------------------------------------------------
    Advisor Class      $117       $364          $630      $1,390
---------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------
Large Company Value
    A Class            $685       $918        $1,169      $1,885
---------------------------------------------------------------------
    B Class            $192       $593        $1,019      $2,010
---------------------------------------------------------------------
    C Class            $192       $593        $1,019      $2,202
---------------------------------------------------------------------
    R Class            $142       $441          $762      $1,669
---------------------------------------------------------------------
    Advisor Class      $117       $364          $630      $1,390
---------------------------------------------------------------------

------
6

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone
up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

Large Company Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets in U.S.
EQUITY SECURITIES at all times.

               [GRAPHIC OF TRIANGLE]

               EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
               EQUITY-EQUIVALENT SECURITIES, SUCH AS DEBT SECURITIES AND
               PREFERRED STOCK CONVERTIBLE INTO COMMON STOCK, AND STOCK OR STOCK
               INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

------
7

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by a fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

------
8

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For services provided to the fund, the advisor receives a fee based on a percentage of the net assets of the fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets.

Out of the fund's fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID
BY THE FUND TO THE
ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS
FOR THE FISCAL YEAR
ENDED MARCH 31, 2004    A CLASS  B CLASS   C CLASS   R CLASS(1)  ADVISOR CLASS
--------------------------------------------------------------------------------
Large Company Value     0.90%    0.90%     0.90%     0.90%       0.65%
--------------------------------------------------------------------------------
(1) AUGUST 29, 2003, (INCEPTION) THROUGH MARCH 31, 2004. ANNUALIZED.

------
9

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team are identified below.

MARK MALLON

Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Large Company Value since its inception in July
1999. He joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and
Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a CFA charterholder.

CHARLES A. RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice
President and Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University.
He also has an MBA from the University of Chicago. He is a CFA charterholder.

BRENDAN HEALY

Mr. Healy, Portfolio Manager, has been a member of the team that manages Large
Company Value since he joined American Century in April 2000 and has been a
Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a
bachelor's degree in mechanical engineering from the University of Arizona and an MBA from the University of Texas - Austin. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
10

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

The fund offers the A, B, C, R and Advisor Classes through this prospectus.
Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                 B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                 No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC(2)                    Contingent deferred sales charge on
                                        redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                      12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                   Convert to A Class shares eight years
                                        after purchase
--------------------------------------------------------------------------------
Generally more appropriate              Aggregate purchases are limited to
for long-term investors                 amounts less than $100,000
--------------------------------------------------------------------------------
C CLASS                                 ADVISOR CLASS AND R CLASS
--------------------------------------------------------------------------------
No initial sales charge                 No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on     No contingent deferred sales charge
redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                      12b-1 fee of 0.50%(3)
--------------------------------------------------------------------------------
No conversion feature                   No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases are limited to      Generally offered through qualified
Amounts less than $1,000,000;           retirement plans and other
generally more appropriate for          fee-based arrangements
short-term investors
--------------------------------------------------------------------------------

(1) THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
    INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
    FOR PURCHASES OF $1,000,000 OR MORE.

(2) A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN PURCHASES OF $1,000,000 OR MORE
    THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

(3) WHILE THE ADVISOR CLASS AND R CLASS HAVE THE SAME 12B-1 FEE, THEIR TOTAL
    ANNUAL FUND OPERATING EXPENSES WILL BE DIFFERENT BECAUSE OF THE ADVISOR
    CLASS'S LOWER UNIFIED MANAGEMENT FEE. SEE PAGE 5 FOR MORE DETAILS.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.
Aggregate purchases are limited to amounts less than $100,000 for B Class shares and amounts less than $1,000,000 for C Class shares.

------
12

CALCULATION OF SALES CHARGES

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                                                             AMOUNT PAID
                           SALES CHARGE     SALES CHARGE     TO FINANCIAL
                           AS A % OF        AS A % OF NET    ADVISOR AS A %
PURCHASE AMOUNT            OFFERING PRICE   AMOUNT INVESTED  OF OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000          5.75%            6.10%            5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999          4.75%            4.99%            4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999        3.75%            3.90%            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999        2.50%            2.56%            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999        2.00%            2.04%            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999    0.00%            0.00%            1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999    0.00%            0.00%            0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more        0.00%            0.00%            0.25%(1)
--------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY QUALIFIED RETIREMENT PLANS, NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below.

Reductions and Waivers of Sales Charges

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide such information to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

CONCURRENT PURCHASES. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

------
12

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  present or former officers, directors and employees (and their families) of
   American Century

*  qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  certain other investors as deemed appropriate by American Century

B Class

B Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTIONS DURING               CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                         5.00%
--------------------------------------------------------------------------------
2nd year                         4.00%
--------------------------------------------------------------------------------
3rd year                         3.00%
--------------------------------------------------------------------------------
4th year                         3.00%
--------------------------------------------------------------------------------
5th year                         2.00%
--------------------------------------------------------------------------------
6th year                         1.00%
--------------------------------------------------------------------------------
After 6th year                   None
--------------------------------------------------------------------------------

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C Class

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

------
13

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

* redemptions through systematic withdrawal plans not exceeding annually:

  * 12% of the lesser of the original purchase cost or current market value for
    A Class shares

  * 12% of the original purchase cost for B Class shares

  * 12% of the lesser of the original purchase cost or current market value for
    C Class shares

* distributions from IRAs due to attainment of age 59-1/2 for A Class and C
  Class shares

* required minimum distributions from retirement accounts upon reaching age
  70-1/2

* tax-free returns of excess contributions to IRAs

* redemptions due to death or post-purchase disability

* exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

* IRA rollovers from American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

* if no broker was compensated for the sale

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will depend on the policies of the financial intermediary through which you do business. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of a fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

               [GRAPHIC OF TRIANGLE]

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES AND INVESTMENT ADVISORS.

------
14

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

------
15

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               [GRAPHIC OF TRIANGLE]

               A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
               SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
16

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

* Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

* Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

* Your are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [GRAPHIC OF TRIANGLE]

               GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
               FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
               PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
               TRANSACTION AND ALL REQUIRED SIGNATURES.

------
18

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               [GRAPHIC OF TRIANGLE]

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
19

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

               [GRAPHIC OF TRIANGLE]

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM
               THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
               PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
20

TAXES ON TRANSACTIONS

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
21

MULTIPLE CLASS INFORMATION

American Century offers seven classes of shares of the fund through financial intermediaries: A Class, B Class, C Class, R Class, Advisor Class, Investor
Class and Institutional Class. The shares offered by this Prospectus are A, B,
C, R and Advisor Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions such as investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described herein, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C
Class, and 0.50% for R and Advisor Class to the distributor. Under the Advisor
Class Plan, the fund's Advisor Class pays the distributor an annual fee of 0.50%
of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C
Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the Statement of Additional Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
22

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to investors

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

* NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's annual report, which is available upon request.

------
23

LARGE COMPANY VALUE FUND

A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                      2004           2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $4.29         $4.46
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income(2)                             0.07          0.01
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)              1.61         (0.17)
--------------------------------------------------------------------------------
  Total From Investment Operations                     1.68         (0.16)
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                          (0.07)         0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                        $5.90         $4.29
================================================================================
  TOTAL RETURN(3)                                     39.22%        (3.49)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                   1.15%       1.15%(4)
--------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                   1.33%       1.79%(4)
--------------------------------------------
Portfolio Turnover Rate                                  14%         30%(5)
--------------------------------------------
Net Assets, End of Period (in thousands)               $92,171       $3,733
--------------------------------------------------------------------------------

(1) JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2003.

------
24

LARGE COMPANY VALUE FUND

B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                         2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $4.29          $4.46
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------
  Net Investment Income(2)                               0.03           0.01
-------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                1.62          (0.17)
--------------------------------------------------------------------------------
  Total From Investment Operations                       1.65          (0.16)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------
  From Net Investment Income                            (0.03)         (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $5.91          $4.29
================================================================================
  TOTAL RETURN(3)                                       38.41%         (3.58)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                    1.90%        1.88%(4)
-------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                                  1.90%      1.90%(4)(5)
-------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                    0.58%        0.74%(4)
-------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets (Before Expense Waiver)            0.58%        0.72%(4)(5)
-------------------------------------------------
Portfolio Turnover Rate                                   14%          30%(6)
-------------------------------------------------
Net Assets, End of Period (in thousands)                $5,642          $88
--------------------------------------------------------------------------------

(1) JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) DURING THE PERIOD ENDED MARCH 31, 2003, THE DISTRIBUTOR VOLUNTARILY WAIVED
    A PORTION OF THE DISTRIBUTION AND SERVICE FEES.

(6) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2003.

------
25

LARGE COMPANY VALUE FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                               2004       2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $4.28      $5.53       $5.14
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(2)                     0.03       0.03        0.01
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      1.61      (1.25)       0.39
--------------------------------------------------------------------------------
  Total From Investment Operations             1.64      (1.22)       0.40
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                  (0.03)     (0.03)      (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $5.89      $4.28       $5.53
================================================================================
  TOTAL RETURN(3)                             38.27%    (22.13)%      7.78%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.90%     1.90%      1.90%(4)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          0.58%     0.75%      0.33%(4)
------------------------------------------
Portfolio Turnover Rate                         14%       30%        34%(5)
------------------------------------------
Net Assets, End of Period (in thousands)      $11,030    $1,163       $257
--------------------------------------------------------------------------------

(1) NOVEMBER 7, 2001 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2002.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT INCLUDE APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2002.

------
26

LARGE COMPANY VALUE FUND

R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $5.18
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------
 Net Investment Income(2)                                               0.03
-----------------------------------------------------------
 Net Realized and Unrealized Gain                                       0.72
--------------------------------------------------------------------------------
 Total From Investment Operations                                       0.75
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------
 From Net Investment Income                                            (0.04)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $5.89
================================================================================
 TOTAL RETURN(3)                                                       14.63%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.40%(4)
-----------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  0.77%(4)
-----------------------------------------------------------
Portfolio Turnover Rate                                                14%(5)
-----------------------------------------------------------
Net Assets, End of Period (in thousands)                                $168
--------------------------------------------------------------------------------

(1) AUGUST 29, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2004.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
    ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE
    CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET
    ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO
    THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY
    REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES
    TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES
    NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED WAS
    CALCULATED FOR THE PERIOD ENDED MARCH 31, 2004.

------
27

LARGE COMPANY VALUE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                       2004       2003        2002     2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $4.29      $5.53       $5.08      $4.69
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(2)             0.07       0.07        0.06       0.03
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)               1.60      (1.25)       0.44       0.39
--------------------------------------------------------------------------------
  Total From Investment Operations     1.67      (1.18)       0.50       0.42
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income          (0.07)     (0.06)      (0.05)     (0.03)
--------------------------------------------------------------------------------
Net Asset Value, End of Period        $5.89      $4.29       $5.53      $5.08
================================================================================
  TOTAL RETURN(3)                     38.99%    (21.38)%      9.93%      8.94%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 1.15%      1.15%       1.15%     1.15%(4)
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                 1.33%      1.50%       1.09%     1.53%(4)
------------------------------------
Portfolio Turnover Rate                14%        30%          34%      55%(5)
------------------------------------
Net Assets, End of Period
(in thousands)                       $19,265     $1,090        $6        $121
--------------------------------------------------------------------------------

(1) OCTOBER 26, 2000 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2001.

(2) COMPUTED USING THE AVERAGE SHARES THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2001.

------
28

NOTES

------
29

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

ON THE INTERNET           * EDGAR database at sec.gov
                          * By email request at publicinfo@sec.gov

BY MAIL                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                 FUND CODE    TICKER        NEWSPAPER LISTING
------------------------------------------------------------------------------
Large Company Value Fund
     A Class                   107           ALAVX        LgComVal
------------------------------------------------------------------------------
     B Class                   387           ALBVX        LgComVal
------------------------------------------------------------------------------
     C Class                   687           ALPCX        LgComVal
------------------------------------------------------------------------------
     R Class                   287           ALVRX        LgComVal
------------------------------------------------------------------------------
     Advisor Class             887           ALPAX        LgComVal
------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0408

SH-PRS-38447

[front cover]

American Century
Investments
statement of
additional information

AUGUST 1, 2004

American Century Capital Portfolios, Inc.

Large Company Value Fund
Value Fund
Small Cap Value Fund
Mid Cap Value Fund
Equity Income Fund
Equity Index Fund
Real Estate Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED AUGUST 1, 2004, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT THE
ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

[american century logo and text logo]

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

1

THE FUNDS' HISTORY

American Century Capital Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 14,
1993. The corporation was known as Twentieth Century Capital Portfolios, Inc.
until January 1997. Throughout this Statement of Additional Information we refer to American Century Capital Portfolios, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                      TICKER SYMBOL        INCEPTION DATE
--------------------------------------------------------------------------------
Large Company Value
   Investor Class               ALVIX                07/30/1999
--------------------------------------------------------------------------------
   Institutional Class          ALVSX                08/10/2001
--------------------------------------------------------------------------------
   A Class                      ALAVX                01/31/2003
--------------------------------------------------------------------------------
   B Class                      ALBVX                01/31/2003
--------------------------------------------------------------------------------
   C Class                      ALPCX                11/07/2001
--------------------------------------------------------------------------------
   R Class                      ALVRX                08/29/2003
--------------------------------------------------------------------------------
   Advisor Class                ALPAX                10/26/2000
--------------------------------------------------------------------------------
Value
   Investor Class               TWVLX                09/01/1993
--------------------------------------------------------------------------------
   Institutional Class          AVLIX                07/31/1997
--------------------------------------------------------------------------------
   A Class                      ACAVX                01/31/2003
--------------------------------------------------------------------------------
   B Class                      ACBVX                01/31/2003
--------------------------------------------------------------------------------
   C Class                      ACLCX                06/04/2001
--------------------------------------------------------------------------------
   Advisor Class                TWADX                10/02/1996
--------------------------------------------------------------------------------
Small Cap Value
   Investor Class               ASVIX                07/31/1998
--------------------------------------------------------------------------------
   Institutional Class          ACVIX                10/26/1998
--------------------------------------------------------------------------------
   C Class                      ACVCX                06/01/2001
--------------------------------------------------------------------------------
   Advisor Class                ACSCX                12/31/1999
--------------------------------------------------------------------------------
Mid Cap Value
   Investor Class               ACMVX                03/31/2004
--------------------------------------------------------------------------------
   Institutional Class          N/A                  N/A
--------------------------------------------------------------------------------
   Advisor Class                N/A                  N/A
--------------------------------------------------------------------------------
Equity Income
   Investor Class               TWEIX                08/01/1994
--------------------------------------------------------------------------------
   Institutional Class          ACIIX                07/08/1998
--------------------------------------------------------------------------------
   C Class                      AEYIX                07/13/2001
--------------------------------------------------------------------------------
   R Class                      AEURX                08/29/2003
--------------------------------------------------------------------------------
   Advisor Class                TWEAX                03/07/1997
--------------------------------------------------------------------------------
Equity Index
   Investor Class               ACIVX                02/26/1999
--------------------------------------------------------------------------------
   Institutional Class          ACQIX                02/26/1999
--------------------------------------------------------------------------------
Real Estate
   Investor Class               REACX                09/21/1995
--------------------------------------------------------------------------------
   Institutional Class          REAIX                06/16/1997
--------------------------------------------------------------------------------
   Advisor Class                AREEX                10/06/1998
--------------------------------------------------------------------------------

2

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page 4. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Large Company Value, Value, Small Cap Value, Mid Cap Value and Equity Income are
each diversified as defined in the Investment Company Act of 1940 (the
Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Equity Index and Real Estate are non-diversified as defined in the Investment
Company Act. Non-diversified means that the proportion of the funds' assets that may be invested in the securities of a single issuer is not limited by the
Investment Company Act.

It is intended that Equity Index will be diversified to the extent that the S&P
500 Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments vary according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund generally will consist of equity and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the fund management teams may invest the assets of each fund in varying amounts using other investment techniques, such as those reflected in the table below, when such a course is deemed appropriate to pursue a fund's investment objective. Senior securities that are high-grade issues, in the opinion of the managers, also may be purchased for defensive purposes.

Income is a primary or secondary objective of the Large Company Value, Value,
Small Cap Value, Mid Cap Value, Equity Income and Real Estate funds. As a result, a portion of the portfolio of each of these funds may consist of debt securities.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested. However, under exceptional conditions, each fund except Equity Index may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

The managers may use futures and options as a way to expose the funds' cash assets to the market while maintaining liquidity. As mentioned in the
Prospectuses, the managers may not leverage the funds' portfolios, so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE
SECURITIES, page 8, SHORT-TERM SECURITIES, page 11 and FUTURES AND OPTIONS, page
12.

3

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult the table below.  An "X" indicates that the fund may invest in the security or employ the investment technique that appears in the corresponding row.

                                                                      MID CAP
                                  LARGE                               VALUE
                                 COMPANY                SMALL CAP     EQUITY     EQUITY     REAL
                                  VALUE      VALUE        VALUE       INCOME      INDEX    ESTATE
-----------------------------------------------------------------------------------------------------

Equity Equivalent Securities        x          x            x            x          x         x
-----------------------------------------------------------------------------------------------------
Debt Securities                     x          x            x            x          x         x
-----------------------------------------------------------------------------------------------------
Foreign Securities                 20%        35%          20%          35%         x         x
-----------------------------------------------------------------------------------------------------
Convertible Securities              x          x            x            x          x         x
-----------------------------------------------------------------------------------------------------
Short Sales                         x          x            x            x          x         x
-----------------------------------------------------------------------------------------------------
Portfolio Lending                33-1/3%    33-1/3%      33-1/3%      33-1/3%    33-1/3%   33-1/3%
-----------------------------------------------------------------------------------------------------
Derivative Securities               x          x            x            x          x         x
-----------------------------------------------------------------------------------------------------
Investments in Issuers with
   Limited Operating Histories     5%         5%           5%           5%         5%        5%
-----------------------------------------------------------------------------------------------------
Repurchase Agreements               x          x            x            x          x         x
-----------------------------------------------------------------------------------------------------
When-Issued and Forward
   Commitment Agreements            x          x            x            x          x         x
-----------------------------------------------------------------------------------------------------
Restricted and
   Illiquid Securities             15%        15%          15%          15%        15%       15%
-----------------------------------------------------------------------------------------------------
Short-Term Securities               x          x            x            x          x         x
-----------------------------------------------------------------------------------------------------
Other Investment Companies         10%        10%          10%          10%        10%       10%
-----------------------------------------------------------------------------------------------------
Futures and Options                 x          x            x            x          x         x
-----------------------------------------------------------------------------------------------------
Forward Currency
   Exchange Contracts               x          x            x            x          x         x
-----------------------------------------------------------------------------------------------------

EQUITY EQUIVALENT SECURITIES

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in FOREIGN SECURITIES, page 6, are an example of the type of derivative security in which a fund might invest.

4

DEBT SECURITIES

Each of the funds may invest in debt securities. The primary or secondary investment objective of Large Company Value, Value, Small Cap Value, Mid Cap
Value, Equity Income and Real Estate is income creation. As a result, these funds may invest in debt securities when the fund managers believe such securities represent an attractive investment for the funds. These funds may invest in debt securities for income or as a defensive strategy when the managers believe adverse economic or market conditions exist.

Equity Index invests in debt securities primarily for cash management. The debt securities that Equity Index invests in are generally short-term.

The value of the debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities that are part of a fund's fixed-income portfolio will be limited primarily to "investment-grade" obligations. However, each fund may invest up to
5% of its assets in "high-yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard &
Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P, or their equivalent, are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the fund's investment objective. See EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS, page 59.

If the aggregate value of high-yield securities exceeds 5% because of their market appreciation or other assets' depreciation, the funds will not necessarily sell them. Instead, the fund managers will not purchase additional high-yield securities until their value is less than 5% of the fund's assets.
Fund managers will monitor these investments to determine whether holding them will likely help the fund meet its investment objectives.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

Even though the funds will invest primarily in equity securities, under exceptional market or economic conditions, the funds may temporarily invest all or a substantial portion of their assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies). To the extent that a fund assumes a defensive position, it will not be investing for capital growth.

5

FOREIGN SECURITIES

Each fund may invest in the securities of foreign issuers, including foreign governments and their agencies, when these securities meet their standards of selection. In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weighting given to each of these factors will vary depending on the circumstances in a given case.

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. Depositary receipts, depositary shares or similar instruments are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

The funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, foreign governments and their agencies. The funds will limit their purchase of foreign securities to those of issuers whose principal business activities are located in developed countries. The funds consider developed countries to include Australia, Austria,
Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway,
Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the
United States.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest have substantially less trading volume than the principal
U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

6

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The funds' inability to make intended security purchases due to clearance and settlement problems could cause them to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there may be a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

CONVERTIBLE SECURITIES

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

7

SHORT SALES

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

* through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

* by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in derivative securities. Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), asset-backed commercial paper (ABCP), commercial and residential mortgage-backed securities (MBS), collateralized debt obligations (CDO), collateralized loan obligations (CLO), and securities backed by other types of collateral or indices. For example, Standard & Poor's
Depositary Receipts, also known as "SPDRs", track the price performance and dividend yield of the S&P Index by providing a stake in the stocks that make up that index. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depository receipts backed by, or representing interests in those assets.

Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are subject to such risks as the inability or unwillingness of the issuers of the

8

underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

* the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

* the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

* the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

* the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides, among other things, that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding these issuers, when available, may be incomplete or inaccurate.

9

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

10

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation).  Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

The funds may purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Directors has delegated the day-to-day function of determining the liquidity of
Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, their liquidity may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on that fund's liquidity.

SHORT-TERM SECURITIES

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

* Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

* Commercial Paper;

* Certificates of Deposit and Euro Dollar Certificates of Deposit;

* Bankers' Acceptances;

* Short-term notes, bonds, debentures or other debt instruments;

* Repurchase agreements; and

* Money market funds.

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investment in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

11

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total assets in other mutual funds provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in these securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets of any investment company; and (c) 10% of a fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

FUTURES AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the funds' securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading
Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

12

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise do so.
In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

13

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FORWARD CURRENCY EXCHANGE CONTRACTS

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 8.

The funds expect to use forward currency contracts under two circumstances:

(1) When the fund managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the fund managers would be able to enter into a forward currency contract to do so; or

(2) When the fund managers believe the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. A fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged.
To the extent that a fund is not able to cover its forward currency positions with

14

underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contract.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of foreign currencies will change due to market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency that the fund is obligated to deliver.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following policies apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

15

SUBJECT              POLICY
--------------------------------------------------------------------------------
Senior Securities    A fund may not issue senior securities, except as
                     permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing            A fund may not borrow money, except for temporary or
                     emergency purposes (not for leveraging or investment) in an amount exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending              A fund may not lend any security or make any other loan
                     if, as a result, more than 33-1/3% of the fund's total
                     assets would be lent to other parties except, (i) through
                     the purchase of debt securities in accordance with its
                     investment objectives, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate          A fund may not purchase or sell real estate unless
                     acquired as a result of ownership of securities or other
                     instruments. This policy shall not prevent a fund from
                     investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration        Large Company Value, Value, Mid Cap Value, Small Cap Value
                     and Equity Income may not concentrate their investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or
                     any of its agencies or instrumentalities). Real Estate may concentrate its investments in real estate securities.
                     Equity Index may be concentrated to the extent that the S&P
                     500 is concentrated.
--------------------------------------------------------------------------------
Underwriting         A fund may not act as an underwriter of securities issued
                     by others, except to the extent that the fund may be
                     considered an underwriter within the meaning of the
                     Securities Act of 1933 in the disposition of restricted
                     securities.
--------------------------------------------------------------------------------
Commodities          A fund may not purchase or sell physical commodities
                     unless acquired as a result of ownership of securities or
                     other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and
                     futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control              A fund may not invest for purposes of exercising control
                     over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit these transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, Large
Company Value, Value, Small Cap Value, Mid Cap Value and Equity Income shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

16

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government; any state, territory or possession of the United
    States; the District of Columbia; or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and

(d) personal credit and business credit businesses will be considered separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT             POLICY
--------------------------------------------------------------------------------
Leveraging          A fund may not purchase additional investment securities
                    at any time when outstanding borrowings exceed 5% of the
                    total assets of the fund.
--------------------------------------------------------------------------------
Liquidity           A fund may not purchase any security or enter into a
                    repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities.
                    Illiquid securities include repurchase agreements not
                    entitling the holder to payment of principal and interest
                    within seven days, and securities that are illiquid by
                    virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales         A fund may not sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to
                    constitute selling securities short.
--------------------------------------------------------------------------------
Margin              A fund may not purchase securities on margin, except to
                    obtain such short-term credits as are necessary for the
                    clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on
                    margin.
--------------------------------------------------------------------------------
Futures and         A fund may enter into futures contracts and write and buy
Options             put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.
--------------------------------------------------------------------------------
Issuers             A fund may invest a portion of its assets in the securities
with Limited        of issuers with limited operating histories. An issuer is
Operating           considered to have a limited operating history if that
Histories           issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation,
                    consolidations, and research and development may be
                    considered in determining whether a particular issuer has
                    a record of three years of continuous operation. For
                    purposes of this limitation, "issuers" refers to operating companies that issue securities for the purpose of issuing debt or raising capital as a means of financing their
                    ongoing operations.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

17

TRANSACTIONS WITH SUBADVISOR AFFILIATES

As described in further detail under the section titled INVESTMENT ADVISOR, J.P.
Morgan Investment Management Inc. (JPMIM) is subadvisor to the Real Estate Fund pursuant to an agreement with American Century Investment Management, Inc.

The subadvisor, a wholly owned, indirect subsidiary of J.P. Morgan Chase & Co.
(J.P. Morgan Chase) and a corporation organized under the laws of the State of
Delaware, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The subadvisor is located at 522 Fifth Avenue, New York,
New York 10036.

J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessors, has been in the banking and investment advisory business for over
100 years and today, through JPMIM and its other subsidiaries (such as, Morgan
Guaranty Trust Company of New York [Morgan Guaranty], J.P. Morgan Securities
Inc., and J.P. Morgan Securities Ltd.), offers a wide range of banking and investment management services to governmental, institutional, corporate and individual clients. These subsidiaries are hereafter referred to as Morgan affiliates.

J.P. Morgan Securities Inc. is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers. It is active as a dealer in U.S. government securities and an underwriter of and dealer in U.S.
government agency securities and money market instruments.

J.P. Morgan Securities Ltd. underwrites, distributes, and trades international securities, including Eurobonds, commercial paper, and foreign government bonds.
J. P. Morgan Chase issues commercial paper and long-term debt securities. Morgan
Guaranty and some of its affiliates issue certificates of deposit and create bankers' acceptances.

The Real Estate Fund will not invest in securities issued or created by a Morgan affiliate.

Certain activities of Morgan affiliates may affect the Real Estate Fund's portfolio or the markets for securities in which the fund invests. In particular, activities of Morgan affiliates may affect the prices of securities held by the fund and the supply of issues available for purchase by the fund.
Where a Morgan affiliate holds a large portion of a given issue, the price at which that issue is traded may influence the price of similar securities the fund holds or is considering purchasing.

The Real Estate Fund will not purchase securities directly from Morgan affiliates, and the size of Morgan affiliates' holdings may limit the selection of available securities in a particular maturity, yield, or price range. The fund will not execute any transactions with Morgan affiliates and will use only unaffiliated broker-dealers. In addition, the fund will not purchase any securities of U.S. government agencies during the existence of an underwriting or selling group of which a Morgan affiliate is a member, except to the extent permitted by law.

The Real Estate Fund's ability to engage in transactions with Morgan affiliates is restricted by the SEC and the Federal Reserve Board. In JPMIM's opinion, these limitations should not significantly impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is disadvantaged by these limitations compared to other funds with similar investment objectives that are not subject to these limitations.

In acting for its fiduciary accounts, including the Real Estate Fund, JPMIM will not discuss its investment decisions or positions with the personnel of any
Morgan affiliate. JPMIM has informed the fund that, in making investment decisions, it will not obtain or use material, non-public information in the possession of any division or department of JPMIM or other Morgan affiliates.

18

The commercial banking divisions of Morgan Guaranty and its affiliates may have deposit, loan, and other commercial banking relationships with issuers of securities the Real Estate Fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities purchased by the fund. Except as may be permitted by applicable law, the fund will not purchase securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan Guaranty. JPMIM will not cause the fund to make investments for the direct purpose of benefiting other commercial interests of Morgan affiliates at the fund's expense.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is shown in the Financial Highlights tables in that fund's Prospectus.

LARGE COMPANY VALUE

The fund managers of Large Company Value purchase portfolio securities with a view to the long-term investment merits of each security and, consequently, the fund may hold its investment securities for several years.  However, the decision to purchase or sell any security is ultimately based upon the anticipated contribution of the security to the stated objective of the fund. In order to achieve the fund's objective, the fund managers may sell a given security regardless of the time it has been held in the portfolio. Portfolio turnover may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income. In addition, the fund managers may sell some securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of the security. Higher turnover would also generate correspondingly higher brokerage commissions, which is a cost the fund pays directly.

EQUITY INDEX

Although Equity Index may sell securities regardless of how long they have been held, the fund generally sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the S&P 500 Index, the fund's target index. The Financial Highlights section of the prospectus shows historical turnover rates for the fund.

OTHER FUNDS

With respect to each other fund, the fund managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rates may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objectives, the fund managers may sell a given security regardless of the length of time it has been held in the portfolio and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

19

When a general decline in security prices is anticipated, the funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is in order to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low; and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

S&P 500 Index

The Equity Index fund seeks to achieve a 95% or better correlation between its total return and the total return of the S&P 500 Index. Correlation is measured by comparing the fund's monthly total returns to those of the S&P 500 over the most recent 36-month period.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's
(S&P), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to American
Century is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of American Century or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash.
S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data it includes and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to the results to be obtained by the fund, owners of the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein.
S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

In the future, the fund may select a different index if such a standard of comparison is deemed to be more representative of the performance of the securities the fund seeks to match.

20

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, each fund except Equity Index may invest in securities that may not fit its investment objective or its stated market.
During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

* interest-bearing bank accounts or certificates of deposit

* U.S. government securities and repurchase agreements collateralized by U.S.
  government securities

* other money market funds

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment adviser, American
Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services Corporation (ACSC).

The other directors, (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS and ACSC. The directors serve in this capacity for five registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                                                                      IN FUND
                           POSITION(S)   LENGTH                                       COMPLEX      OTHER
                           HELD          OF TIME                                      OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS              WITH          SERVED       PRINCIPAL OCCUPATION(S)         BY           HELD BY
(YEAR OF BIRTH)            FUNDS         (YEARS)      DURING PAST 5 YEARS             DIRECTOR     DIRECTOR
-----------------------------------------------------------------------------------------------------------------
Interested Directors
-----------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr. (1)  Director,     45           Chairman, Director and          41           None
4500 Main Street           Chairman                   controlling shareholder, ACC
Kansas City, MO 64111      of the                     Chairman, ACSC and
(1924)                     Board                      other ACC subsidiaries
                                                      Director, ACIM, ACSC and
                                                      other ACC subsidiaries
-----------------------------------------------------------------------------------------------------------------
James E. Stowers III(1)    Director,     13           Co-Chairman, ACC                41           None
4500 Main Street           Chairman                   (September 2000 to present)
Kansas City, MO 64111      of the                     Chief Executive Officer, ACC
(1959)                     Board                      (June 1996 to September 2000)
                                                      Director, ACC, ACIM, ACSC
                                                      and other ACC subsidiaries
-----------------------------------------------------------------------------------------------------------------
Independent Directors
-----------------------------------------------------------------------------------------------------------------
Thomas A. Brown            Director      23           Strategic Account               41           None
4500 Main Street                                      Implementation Manager,
Kansas City, MO 64111                                 APPLIED INDUSTRIAL
(1940)                                                TECHNOLOGIES, INC.,
                                                      a corporation engaged in
                                                      the sale of bearings and
                                                      power transmission products
-----------------------------------------------------------------------------------------------------------------

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

21

                                                                                 NUMBER OF
                                                                                 PORTFOLIOS
                                                                                 IN FUND
                          POSITION(S)  LENGTH                                    COMPLEX      OTHER
                          HELD         OF TIME                                   OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS             WITH         SERVED    PRINCIPAL OCCUPATION(S)         BY           HELD BY
(YEAR OF BIRTH)           FUNDS        (YEARS)   DURING PAST 5 YEARS             DIRECTOR     DIRECTOR
-------------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.     Director     6         Senior Vice President,          41           Director, MIDWEST
4500 Main Street                                 MIDWEST RESEARCH INSTITUTE                   RESEARCH INSTITUTE
Kansas City, MO 64111
(1945)
-------------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock           Director     7         Retired, formerly Chairman,     41           Director,
4500 Main Street                                 PUBLIC SERVICE COMPANY                       ALLIED MOTION
Kansas City, MO 64111                            OF COLORADO                                  TECHNOLOGIES, INC.
(1935)                                                                                        and J.D.
                                                                                              EDWARDS & COMPANY
-------------------------------------------------------------------------------------------------------------------
Donald H. Pratt           Director,    8         Chairman,                        41          Director,
4500 Main Street          Vice                   WESTERN INVESTMENTS, INC.                    ATLAS-COPCO, INC.
Kansas City, MO 64111     Chairman               Retired Chairman of the Board,               NORTH AMERICA
(1937)                    of the                 BUTLER MANUFACTURING COMPANY
                          Board
-------------------------------------------------------------------------------------------------------------------
Gale E. Sayers            Director     3         President, Chief Executive       41          Director,
4500 Main Street                                 Officer and Founder,                         TRIAD HOSPITALS, INC.
Kansas City, MO 64111                            SAYERS COMPUTER SOURCE
(1943)
-------------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord    Director     9         Senior Vice President, Chief     41          Director, DST
4500 Main Street                                 Integration Officer,                         SYSTEMS, INC.
Kansas City, MO 64111                            SPRINT CORPORATION                           Director, EURONET
(1945)                                           (September 2003 to present)                  WORLDWIDE
                                                 Senior Vice President-
                                                 Financial Services
                                                 SPRINT CORPORATION
                                                 (January 2003 to September 2003)
                                                 Senior Vice President-Finance,
                                                 Global Markets Group
                                                 SPRINT CORPORATION
                                                 (November 1998 to January 2003)
-------------------------------------------------------------------------------------------------------------------
Timothy S. Webster        Director     2         President and Chief              41          None
4500 Main Street                                 Executive Officer,
Kansas City, MO 64111                            AMERICAN ITALIAN
(1961)                                           PASTA COMPANY
-------------------------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------------------------
William M. Lyons          President    3         Chief Executive Officer, ACC     Not         Not
4500 Main St.                                    and other ACC subsidiaries       applicable  applicable
Kansas City, MO 64111                            (September 2000 to present)
(1955)                                           President, ACIS
                                                 (JULY 2003 TO PRESENT)
                                                 President, ACC
                                                 (JUNE 1997 TO PRESENT)
                                                 President, ACIM
                                                 (SEPTEMBER 2002 TO PRESENT)
                                                 Chief Operating Officer, ACC
                                                 (June 1996 to September 2000)
                                                 Also serves as: Executive Vice
                                                 President, ACSC
                                                 and other ACC subsidiaries
-------------------------------------------------------------------------------------------------------------------

22

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                                                    IN FUND
                          POSITION(S)  LENGTH                                       COMPLEX         OTHER
                          HELD         OF TIME                                      OVERSEEN        DIRECTORSHIPS
NAME, ADDRESS             WITH         SERVED      PRINCIPAL OCCUPATION(S)          BY              HELD BY
(YEAR OF BIRTH)           FUNDS        (YEARS)     DURING PAST 5 YEARS              DIRECTOR        DIRECTOR
-------------------------------------------------------------------------------------------------------------------
Robert T. Jackson         Executive    8           Chief Administrative Officer,    Not             Not
4500 Main St.             Vice                     ACC (August 1997 to present)     applicable      applicable
Kansas City, MO 64111     President                Chief Financial Officer, ACC
(1946)                                             (May 1995 to October 2002)
                                                   President, ACSC
                                                   (January 1999 to present)
                                                   Executive Vice President,
                                                   ACC (May 1995 to present)
                                                   Also serves as: Executive
                                                   Vice President and Chief
                                                   Financial Officer, ACIM, ACIS
                                                   and other ACC subsidiaries
                                                   and Treasurer, ACIM
-------------------------------------------------------------------------------------------------------------------
Maryanne Roepke           Senior       3           Senior Vice President (April     Not             Not
4500 Main St.             Vice                     1998 to present) and             applicable      applicable
Kansas City, MO 64111     President,               Assistant Treasurer (September
(1956)                    Treasurer                1985 to present), ACSC
                          and Chief
                          Accounting
                          Officer
-------------------------------------------------------------------------------------------------------------------
David C. Tucker           Senior       3           Senior Vice President and        Not             Not
4500 Main St.             Vice                     General Counsel,                 applicable      applicable
Kansas City, MO 64111     President                ACIM, ACIS, ACSC and
(1958)                    and                      other ACC subsidiaries
                          General                  (June 1998 to present)
                          Counsel                  Vice President and
                                                   General Counsel, ACC
                                                   (June 1998 to present)
-------------------------------------------------------------------------------------------------------------------
Robert Leach              Controller   6           Vice President, ACSC             Not             Not
4500 Main St.                                      (February 2000 to present)       applicable      applicable
Kansas City, MO 64111                              Controller-Fund Accounting,
(1966)                                             ACSC (June 1997 to present)
-------------------------------------------------------------------------------------------------------------------
Jon Zindel                Tax Officer  6           Vice President, Corporate Tax,   Not             Not
4500 Main St.                                      ACSC (April 1998 to present)     applicable      applicable
Kansas City, MO 64111                              Vice President, ACIM, ACIS and
(1967)                                             other ACC subsidiaries
                                                   (April 1999 to present)
                                                   President, AMERICAN CENTURY
                                                   EMPLOYEE BENEFIT SERVICES, INC.
                                                   (January 2000 to December 2000)
                                                   Treasurer, AMERICAN CENTURY
                                                   EMPLOYEE BENEFIT SERVICES, INC.
                                                   (December 2000 to December 2003)
                                                   Treasurer, AMERICAN CENTURY
                                                   VENTURES, INC.
                                                   (December 1999 to January 2001)
-------------------------------------------------------------------------------------------------------------------

On December 23, 1999, American Century Services Corporation (ACSC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services provided by ACSC (the Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through
December 31, 2003, DST received $23,732,445 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2003, was approximately $2.42 billion.

23

Ms. Strandjord is a director of DST and a holder of 28,031 shares and possesses options to acquire an additional 55,890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACSC. DST was chosen by ACSC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACSC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the negotiations between ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as an independent director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine.
They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Although the Board of Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the
Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, and annual analyses of ACIM's performance in the following areas:

* Investment performance of the funds (short-, medium- and long-term);

* Management of brokerage commission and trading costs (equity funds only);

* Shareholder services provided;

* Compliance with investment restrictions; and

* Fund accounting services provided (including the valuation of portfolio securities);

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund. When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include: the nature, extent, and quality of the advisory services provided as

24

well as other material facts, such as the investment performance of the fund's assets managed by the adviser and the fair market value of the services provided. To assess these factors, the board reviews both ACIM's performance and that of its peers, as reported by independent gathering services such as Lipper
Analytical Services (for fund performance and expenses) and National Quality
Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to ACIM or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of ACIM's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by ACIM has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered ACIM's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the existing management fee structures are fair and reasonable and that the existing investment management contracts should be continued.

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                                     NUMBER OF
                                                                                                     MEETINGS HELD
                                                                                                     DURING LAST
COMMITTEE           MEMBERS                   FUNCTION                                               FISCAL YEAR
-------------------------------------------------------------------------------------------------------------------
Executive           James E. Stowers, Jr.     The Executive Committee performs the functions         0
                    James E. Stowers III      of the Board of Directors between Board meetings,
                    Donald H. Pratt           subject to the limitations on its power set out in
                                              the Maryland General Corporation Law, and except
                                              for matters required by the Investment Company
                                              Act to be acted upon by the whole Board.
-------------------------------------------------------------------------------------------------------------------
Compliance          Andrea C. Hall, PhD       The Compliance and Shareholder Communications          5
and Shareholder     Thomas A. Brown           Committee reviews the results of the funds'
Communications      Gale E. Sayers            compliance testing program, reviews quarterly
                                              reports from the Communications advisor
                                              to the Board regarding various compliance
                                              matters and monitors the implementation of the
                                              funds' Code of Ethics, including any violations.
-------------------------------------------------------------------------------------------------------------------
Audit               D.D. (Del) Hock           The Audit Committee approves the engagement            4
                    Donald H. Pratt           of the funds' independent auditors, recommends
                    M. Jeannine Strandjord    approval of such engagement to the independent
                    Timothy S. Webster        directors, and oversees the activities of the funds'
                                              independent auditors. The Committee receives
                                              reports from the advisor's Internal Audit
                                              Department, which is accountable to the Committee.
                                              The Committee also receives reporting about
                                              compliance matters affecting the funds.
-------------------------------------------------------------------------------------------------------------------

25

                                                                                                     NUMBER OF
                                                                                                     MEETINGS HELD
                                                                                                     DURING LAST
COMMITTEE           MEMBERS                    FUNCTION                                              FISCAL YEAR
-------------------------------------------------------------------------------------------------------------------
Governance          Donald H. Pratt            The Board Governance Committee primarily
1
                    M. Jeannine Strandjord     considers and recommends individuals for
                    Thomas A. Brown            nomination as directors. The names of potential
                                               director candidates are drawn from a number
                                               of sources, including recommendations from
                                               members of the Board, management and
                                               shareholders. This committee also reviews
                                               and makes recommendations to the Board
                                               with respect to the composition of Board
                                               committees and other Board-related matters,
                                               including its organization, size, composition,
                                               responsibilities, functions and compensation.
                                               The Governance Committee does not currently
                                               have a policy regarding whether it will consider
                                               nominees recommended by shareholders.
-------------------------------------------------------------------------------------------------------------------
Fund                Donald H. Pratt            The Fund Performance Review Committee                 4
Performance         D.D. (Del) Hock            reviews quarterly the investment activities
Review              Thomas A. Brown            and strategies used to manage fund assets.
                    Andrea C. Hall, PhD        The committee regularly receives reports from
                    M. Jeannine Strandjord     portfolio managers and other investment personnel
                    Timothy S. Webster         concerning the funds' investments.
                    Gale E. Sayers
-------------------------------------------------------------------------------------------------------------------

COMPENSATION OF DIRECTORS

The directors serve as directors for five American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all five such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the five investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2004
-------------------------------------------------------------------------

                        TOTAL             TOTAL COMPENSATION
                        COMPENSATION      FROM THE
                        FROM THE          AMERICAN CENTURY
NAME OF DIRECTOR        FUNDS(1)          FAMILY OF FUNDS(2)
-------------------------------------------------------------------------
Thomas A. Brown         $12,141           $76,169
-------------------------------------------------------------------------
Andrea C. Hall, Ph.D.   $13,500           $84,418
-------------------------------------------------------------------------
D.D. (Del) Hock         $13,429           $83,918
-------------------------------------------------------------------------
Donald H. Pratt         $13,740           $85,634
-------------------------------------------------------------------------
Gale E. Sayers          $11,966           $75,168
-------------------------------------------------------------------------
M. Jeannine Strandjord  $12,048           $75,668
-------------------------------------------------------------------------
Timothy S. Webster      $11,667           $73,169
-------------------------------------------------------------------------

(1) INCLUDES COMPENSATION PAID TO THE DIRECTORS DURING THE FISCAL YEAR ENDED
    MARCH 31, 2004, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
    DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT DIRECTORS'
    DEFERRED COMPENSATION PLAN.

(2) INCLUDES COMPENSATION PAID BY THE FIVE INVESTMENT COMPANY MEMBERS OF THE
    AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
    DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
    BROWN, $12,934; DR. HALL, $57,218; MR. HOCK, $73,418; MR. PRATT, $12,000;
    MR. SAYERS, $21,668; AND MR. WEBSTER, $32,334.

26

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended March 31, 2004.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2003, as shown in the table below. Because Mid Cap Value was not in operation as of the calendar year end, it is not included in the table below.

                                         NAME OF DIRECTORS
------------------------------------------------------------------------------
                           JAMES E.      JAMES E.     THOMAS A.    ANDREA C.
                         STOWERS, JR.   STOWERS III     BROWN     HALL, PH.D.
------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
------------------------------------------------------------------------------
  Large Company Value          A             A            A            A
------------------------------------------------------------------------------
  Value                        A             A            C            C
------------------------------------------------------------------------------
  Small Cap Value              A             A            B            A
------------------------------------------------------------------------------
  Equity Income                A             A            C            D
------------------------------------------------------------------------------
  Equity Index                 A             A            A            A
------------------------------------------------------------------------------
  Real Estate                  A             A            B            A
------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities
in all Registered
Investment Companies
Overseen by
Director in Family of
Investment Companies           E             E            E            E
------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000,
E--MORE THAN $100,000

27

                                         NAME OF DIRECTORS
--------------------------------------------------------------------------------
                        D.D. (DEL)    DONALD    GALE E.  M. JEANNINE   TIMOTHY
                           HOCK      H. PRATT   SAYERS   STRANDJORD    WEBSTER
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
--------------------------------------------------------------------------------
  Large Company Value        A           A         A          A           A
--------------------------------------------------------------------------------
  Value                      C           C         A          E           B
--------------------------------------------------------------------------------
  Small Cap Value            A           A         A          A           B
--------------------------------------------------------------------------------
  Equity Income              E           C         A          A           C
--------------------------------------------------------------------------------
  Equity Index               A           A         A          A           A
--------------------------------------------------------------------------------
  Real Estate                D           D         A          A           A
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities
in all Registered
Investment Companies
Overseen by
Director in Family of
Investment Companies         E           E         C          E           E
--------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODES OF ETHICS

The funds, their investment advisor, principal underwriter and subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act and these codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the appropriate compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

* Election of Directors

* Ratification of Selection of Auditors

* Equity-Based Compensation Plans

* Anti-Takeover Proposals

  *  Cumulative Voting

  *  Staggered Boards

  *  "Blank Check" Preferred Stock

  *  Elimination of Preemptive Rights

  *  Non-targeted Share Repurchase

  *  Increase in Authorized Common Stock

  *  "Supermajority" Voting Provisions or Super Voting Share Classes

  *  "Fair Price" Amendments

  *  Limiting the Right to Call Special Shareholder Meetings

  *  Poison Pills or Shareholder Rights Plans

28

  *  Golden Parachutes

  *  Reincorporation

  *  Confidential Voting

  *  Opting In or Out of State Takeover Laws

*  Shareholder Proposals Involving Social, Moral or Ethical Matters

*  Anti-Greenmail Proposals

*  Changes to Indemnification Provisions

*  Non-Stock Incentive Plans

*  Director Tenure

*  Directors' Stock Options Plans

*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the "About US" page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July, 2, 2004, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds. Because the
Advisor and Institutional Classes of Mid Cap Value were not in operation, they are not included.

                                                 PERCENTAGE       PERCENTAGE
                                               OF OUTSTANDING   OF OUTSTANDING
                                                SHARES OWNED     SHARES OWNED
FUND/CLASS     SHAREHOLDER                       OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
Large Company Value
--------------------------------------------------------------------------------
  Investor
               Saxon & Co.                           29%              0%
               Philadelphia, Pennsylvania

               Schwab 529 College Savings Plan       22%              0%
               Kansas City, Missouri

               State Street Bank Trustee              6%              0%
               Con Agra 401(k) Plan
               Kansas City, Missouri
--------------------------------------------------------------------------------
  Institutional
               Saxon & Co.                           38%              0%
               Philadelphia, Pennsylvania

               JPMorgan Chase Bank Trustee           16%              0%
               for Various Accounts
               Brooklyn, New York

               JPMorgan Chase Bank                   14%              0%
               F/B/O for Various Accounts
               Brooklyn, New York

               JPMorgan Chase Bank Trustee           12%              0%
               FBO Clarian Health Partners
               Kansas City, Missouri
--------------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
    BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

29

                                                 PERCENTAGE       PERCENTAGE
                                               OF OUTSTANDING   OF OUTSTANDING
                                                SHARES OWNED     SHARES OWNED
FUND/CLASS     SHAREHOLDER                       OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
Large Company Value
--------------------------------------------------------------------------------
  A
               Charles Schwab & Co., Inc.            71%              0%
               San Francisco, California

               Carey & Co.                           13%              0%
               Columbus, Ohio

               American Enterprise                    5%              0%
               Investment Services
               Minneapolis, Minnesota
--------------------------------------------------------------------------------
  B
               American Enterprise                   54%              0%
               Investment Services
               Minneapolis, Minnesota

               Citigroup Global Markets Inc.         16%              0%
               New York, New York
--------------------------------------------------------------------------------
  C
               MLPF&S, Inc.                          30%              0%
               Jacksonville, Florida

               Citigroup Global Markets Inc.         20%              0%
               New York, New York

               Pershing LLC                          12%              0%
               Jersey City, New Jersey

               American Enterprise                   10%              0%
               Investment Services
               Minneapolis, Minnesota
               AG Edwards & Sons                      5%              0%
               St. Louis, Missouri
--------------------------------------------------------------------------------
  R
               ING National Trust                    88%              0%
               Hartford, Connecticut

               J Friduss & B Schiff Trustees          6%              0%

                 FBO Friduss Lukee Schiff             0%              6%
                 401k Plan & Trust
                 Chicago, Illinois

               ING Life Insurance and Annuity Co.     6%              0%
               Hartford, Connecticut
--------------------------------------------------------------------------------
  Advisor
               Schwab 529 College Savings Plan       23%              0%
               Kansas City, Missouri

               National Financial Services LLC       17%              0%
               New York, New York

               Nationwide Insurance Co. Trust        14%              0%
               Columbus, Ohio

               Saxon & Co.                           13%              0%
               Philadelphia, Pennsylvania

               UBS Financial Services Inc.            6%              0%
               FBO Various Clients
               Weehawken, New Jersey
--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
  Investor
               Nationwide Insurance Company           7%              0%
               Columbus, Ohio

               The Guardian Insurance & Annuity Co.   5%              0%
               Bethlehem, Pennsylvania
--------------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
    BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

30

                                                 PERCENTAGE       PERCENTAGE
                                               OF OUTSTANDING   OF OUTSTANDING
                                                SHARES OWNED     SHARES OWNED
FUND/CLASS     SHAREHOLDER                       OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
  Institutional
               JPMorgan Chase Bank                   33%              0%
               Robert Bosch Corporation
               Star Plan & Trust
               Kansas City, Missouri

               Wells Fargo Bank MN NA                20%              0%
                 FBO Various Clients                  0%             20%
                 Minneapolis, Minnesota

               Nationwide Insurance Company QPVA     14%              0%
               Columbus, Ohio

               Trustees of American Century P/S &     7%              0%
               401k Savings Plan & Trust
               Kansas City, Missouri

               The Chase Manhattan Bank NA TR         7%              0%
               Winnebago Industries, Inc. P/S
               Deferred Savings Invest Plan
               New York, New York

               The Chase Manhattan Bank NA TR         5%              0%
               Huntsman Corp. Salary
               Deferral Plan & Trust

               JP Morgan Chase                        5%              0%
               Trustee for Various Clients
               Kansas City, Missouri
--------------------------------------------------------------------------------
  A
               Charles Schwab & Co., Inc.            63%              0%
               San Francisco, California

               Carey & Co.                           12%              0%
               Columbus, Ohio

               American Enterprise                    9%              0%
               Investment Services
               Minneapolis, Minnesota

               National Financial Services Corp.      6%              0%
               New York, New York
--------------------------------------------------------------------------------
  B
               American Enterprise                   52%              0%
               Investment Services
               Minneapolis, Minnesota

               MLPF&S                                 5%              0%
               Jacksonville, Florida
--------------------------------------------------------------------------------
  C
               American Enterprise                   29%              0%
               Investment Services
               Minneapolis, Minnesota

               AG Edwards & Sons Inc.                22%              0%
               St. Louis, Missouri

               Legg Mason Wood Walker                14%              0%
               Baltimore, Maryland

               LPL Financial Services                 9%              0%
               San Diego, California

               MLPF&S                                 6%              0%
               Jacksonville, Florida
--------------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
    BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

31

                                                 PERCENTAGE       PERCENTAGE
                                               OF OUTSTANDING   OF OUTSTANDING
                                                SHARES OWNED     SHARES OWNED
FUND/CLASS     SHAREHOLDER                       OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
Advisor
               James B. Anderson TR                  14%              0%
               for Various Accounts
               Springfield, Missouri

               Delaware Charter Guarantee & Trust    13%              0%
               FBO Various Clients
               Des Moines, Iowa

               Nationwide Insurance Company QPVA     10%              0%
               Columbus, Ohio

               Wachovia Bank                          8%              0%
               Charlotte, North Carolina

               American Express Trust Co.             8%              0%
                 FBO American Express Trust           0%              8%
                 Retirement Service Plans
                 Minneapolis, Minnesota

               Nationwide Trust Co. FSB               7%              0%
               Columbus, Ohio

               National Financial Services LLC        5%              0%
               New York, New York

               State Street Bank & Trust Co.          5%              0%
                 FBO Citistreet-Core Market           0%              5%
                 Quincy, Massachusetts
--------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------
  Investor
               Charles Schwab & Co., Inc.            12%              0%
               San Francisco, California

               Delaware Charter Guarantee             9%              0%
               & Trust Co. Cust
               FBO Various Clients
               Des Moines, Iowa

               National Financial Services Corp.      5%              0%
               New York, New York

               American United Life Ins Co. Group     5%              0%
               Indianapolis, Indiana
--------------------------------------------------------------------------------
  Institutional
               Fidelity FIIOC TR                     32%              0%
               Covington, Kentucky

               JPMorgan Chase & Co. TR               12%              0%
               Marconi USA Wealth Accumulation
               Plan Trust
               New York, New York

               Charles Schwab & Co., Inc.            10%              0%
               San Francisco, California

               Chase Manhattan Bank Trustee           8%              0%
               The BOC Group Inc. Savings
               Investment Plan Trust
               New York, New York

               Saxon & Co.                            6%              0%
               Philadelphia, Pennsylvania

               Sheldon & Co.                          5%              0%
               Cleveland, Ohio
--------------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
    BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

32

                                                 PERCENTAGE       PERCENTAGE
                                               OF OUTSTANDING   OF OUTSTANDING
                                                SHARES OWNED     SHARES OWNED
FUND/CLASS     SHAREHOLDER                       OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------
  C
               American Enterprise                   37%              0%
               Investment Services
               Minneapolis, Minnesota

               Pershing LLC                          25%              0%
               Jersey City, New Jersey
--------------------------------------------------------------------------------
  Advisor
               Principal Life Insurance Co.          47%              0%
               Des Moines, Iowa

               Nationwide Trust Co. FSB              14%              0%
               Columbus, Ohio

               MLPF&S                                 8%              0%
               Jacksonville, Florida

               Delaware Charter Guarantee & Trust    10%              0%
               FBO Various Clients
               Des Moines, Iowa

               Saxon & Co.                            6%              0%
               Philadelphia, Pennsylvania
--------------------------------------------------------------------------------
Mid Cap Value
--------------------------------------------------------------------------------
  Investor
               None
--------------------------------------------------------------------------------
Equity Income
--------------------------------------------------------------------------------
  Investor
               Charles Schwab & Co., Inc.            18%              0%
               San Francisco, California

               National Financial Services Corp.      6%              0%
               New York, New York
--------------------------------------------------------------------------------
  Institutional
               Fidelity FIIOC TR                     20%              0%
               Covington, Kentucky

               JPMorgan Chase & Co. TR               11%              0%
               Marconi USA Wealth
               Accumulation Plan Trust
               New York, New York

               UBATCO & Co.                          10%              0%
                 FBO College Savings                  0%             10%
                 Plan of Nebraska
                 Lincoln, Nebraska

               Chase Manhattan Bank Trustee           8%              0%
               Hayes Lemmerz International Inc.
               Retirement Savings Plan Trust
               Brooklyn, New York

               Krauss & Co.                           7%              0%
               Buffalo, New York

               Trustees of American Century           6%              0%
               P/S & 401k Savings Plan & Trust
               Kansas City, Missouri

               NABANK & Co.                           6%              0%
               Tulsa, Oklahoma
--------------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
    BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

33

                                                 PERCENTAGE       PERCENTAGE
                                               OF OUTSTANDING   OF OUTSTANDING
                                                SHARES OWNED     SHARES OWNED
FUND/CLASS     SHAREHOLDER                       OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
Equity Income
--------------------------------------------------------------------------------
  C
               National Financial Services Corp.     20%              0%
               New York, New York

               American Enterprise                   18%              0%
               Investment Services
               Minneapolis, Minnesota

               Pershing LLC                          14%              0%
               Jersey City, New Jersey

               Legg Mason Wood Walker Inc.            6%              0%
               Baltimore, Maryland
--------------------------------------------------------------------------------
  R
               ING Life Insurance and Annuity Co.    75%              0%
               Hartford, Connecticut

               Safeco Investment                     12%              0%
               Services, Inc.
               Seattle, Washington

               Fehr & Peers Associates Inc.           6%              0%
               401k Profit Sharing Plan
               Lafayette, California
--------------------------------------------------------------------------------
  Advisor
               Charles Schwab & Co., Inc.            30%              0%
               San Francisco, California

               Delaware Charter Guarantee & Trust    13%              0%
               FBO Various Clients
               Des Moines, Iowa

               MLPF&S                                10%              0%
               Jacksonville, Florida

               Saxon & Co.                            6%              0%
               Philadelphia, Pennsylvania
--------------------------------------------------------------------------------

Equity Index
--------------------------------------------------------------------------------
  Investor
               None
--------------------------------------------------------------------------------
  Institutional
               Procter & Gamble Trustee              23%              0%
               for Various Clients
               Cincinnati, Ohio

               The Chase Manhattan Bank Trustee       8%              0%
               for Various Clients
               New York, New York

               JPMorgan Chase Bank TR                 5%              0%
               Newell Rubbermaid 401k
               Savings Plan and Trust
               Kansas City, Missouri

               JPMorgan Chase Bank Trustee            5%              0%
               Robert Bosch Corporation
               Star Plan & Trust
               Kansas City, Missouri
--------------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
    BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

34

                                                 PERCENTAGE       PERCENTAGE
                                               OF OUTSTANDING   OF OUTSTANDING
                                                SHARES OWNED     SHARES OWNED
FUND/CLASS      SHAREHOLDER                        OF RECORD     BENEFICIALLY(1)
--------------------------------------------------------------------------------
Real Estate
--------------------------------------------------------------------------------
  Investor
               Charles Schwab & Co., Inc.            24%              0%
               San Francisco, California
--------------------------------------------------------------------------------
  Institutional
               Fidelity FIIOC TR                     45%              0%
               Covington, Kentucky

               Charles Schwab & Co., Inc.            15%              0%
               San Francisco, California

               State Street Bank & Trust Co TTEE     11%              0%
                 FBO Towers Perrin Deferred PSP       0%             11%
                 Westwood, Massachusetts

               Trustees of American Century           5%              0%
               Profit Sharing and 401k
               Savings Plan and Trust
               Kansas City, Missouri

               The Chase Manhattan Bank NA TR         5%              0%
               Huntsman Corp Salary
               Deferral Plan & Trust
               New York, New York
--------------------------------------------------------------------------------
  Advisor
               Charles Schwab & Co., Inc.            29%              0%
               San Francisco, California

               Nationwide Trust Co. FSB              15%              0%
               Columbus, Ohio

               Orchard Trust Company Custodian       11%              0%
               for Various Clients
               Englewood, Colorado

               The Guardian Insurance                 8%              0%
               & Annuity Co. Inc.
               Bethlehem, Pennsylvania

               National Financial Services LLC        5%              0%
               New York, New York
--------------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
    BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of American Century Capital Portfolios, Inc. A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholder's meeting than votes of other shareholders. As of July, 2, 2004, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

35

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectus under the heading MANAGEMENT.

For services provided to each fund, the advisor receives a fee based on a percentage of the net assets of each fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying the fee rate calculation formula indicated on the tables below. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The management fee schedules for the funds appear below.

                                                PERCENTAGE OF NET
FUND                 CLASS                      STRATEGY ASSETS
--------------------------------------------------------------------------------
Large Company Value  Investor, A, B, C and R    0.90% of first $1 billion
                                                0.80% of the next $4 billion
                                                0.70% over $5 billion
                     -----------------------------------------------------------
                     Institutional              0.70% of first $1 billion
                                                0.60% of the next $4 billion
                                                0.50% over $5 billion
                     -----------------------------------------------------------
                     Advisor                    0.65% of first $1 billion
                                                0.55% of the next $4 billion
                                                0.45% over $5 billion
--------------------------------------------------------------------------------
Value                Investor, A, B and C       1.00% of the first $2.5 billion
                                                0.95% of the next $2.5 billion
                                                0.90% of the next $5.0 billion
                                                0.85% over $10.0 billion
                     -----------------------------------------------------------
                     Institutional              0.80% of the first $2.5 billion
                                                0.75% of the next $2.5 billion
                                                0.70% of the next $5.0 billion
                                                0.65% over $10.0 billion
                     -----------------------------------------------------------
                     Advisor                    0.75% of the first $2.5 billion
                                                0.70% of the next $2.5 billion
                                                0.65% of the next $5.0 billion
                                                0.60% over $10.0 billion
--------------------------------------------------------------------------------
Small Cap Value      Investor and C             1.25% of the first $2.5 billion
                                                1.20% of the next $2.5 billion
                                                1.15% over $5.0 billion
                     -----------------------------------------------------------
                     Institutional              1.05% of the first $2.5 billion
                                                1.00% of the next $2.5 billion
                                                0.95% over $5.0 billion
                     -----------------------------------------------------------
                     Advisor                    1.00% of the first $2.5 billion
                                                0.95% of the next $2.5 billion
                                                0.90% over $5.0 billion
--------------------------------------------------------------------------------
Mid Cap Value        Investor                   1.00%
                     -----------------------------------------------------------
                     Institutional              0.80%
                     -----------------------------------------------------------
                     Advisor                    0.75%
--------------------------------------------------------------------------------

36

                                                PERCENTAGE OF NET
FUND                 CLASS                      STRATEGY ASSETS
--------------------------------------------------------------------------------
Equity Income        Investor, C and R          1.00% of the first $2.5 billion
                                                0.95% of the next $2.5 billion
                                                0.90% of the next $5.0 billion
                                                0.85% of the next $5.0 billion
                                                0.80% over $15.0 billion
                     -----------------------------------------------------------
                     Institutional              0.80% of the first $2.5 billion
                                                0.75% of the next $2.5 billion
                                                0.70% of the next $5.0 billion
                                                0.65% of the next $5.0 billion
                                                0.60% over $15.0 billion
                     -----------------------------------------------------------
                     Advisor                    0.75% of the first $2.5 billion
                                                0.70% of the next $2.5 billion
                                                0.65% of the next $5.0 billion
                                                0.60% of the next $5.0 billion
                                                0.55% over $15.0 billion
--------------------------------------------------------------------------------
Equity Index         Investor                   0.490% of the first $1.0 billion
                                                0.470% of the next $1.0 billion
                                                0.455% of the next $1.0 billion
                                                0.445% of the next $1.0 billion
                                                0.435% of the next $1.0 billion
                                                0.430% over $5.0 billion
                     -----------------------------------------------------------
                     Institutional              0.290% of the first $1.0 billion
                                                0.270% of the next $1.0 billion
                                                0.255% of the next $1.0 billion
                                                0.245% of the next $1.0 billion
                                                0.235% of the next $1.0 billion
                                                0.230% over $5.0 billion
--------------------------------------------------------------------------------
Real Estate          Investor                   1.20% of first $100 million
                                                1.15% of the next $900 million
                                                1.10% of the next $1.0 billion
                                                1.05% over $2.0 billion
                     -----------------------------------------------------------
                     Institutional              1.00% of first $100 million
                                                0.95% of the next $900 million
                                                0.90% of the next $1.0 billion
                                                0.85% over $2.0 billion
                     -----------------------------------------------------------
                     Advisor                    0.95% of first $100 million
                                                0.90% of the next $900 million
                                                0.85% of the next $1.0 billion
                                                0.80% over $2.0 billion
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following its execution, whichever comes first. The agreement will be in effect after that as long as it is specifically approved, at least annually, by

(1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

37

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on this approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business, whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

38

Unified management fees incurred by each fund by class for the fiscal periods ended March 31, 2004, 2003 and 2002 are indicated in the following table.
Because Mid Cap Value's Advisor Class and Institutional Class were not in operation as of the fiscal year end, they are not included in the table below.

UNIFIED MANAGEMENT FEES
------------------------------------------------------------------------------
FUND/CLASS                   2004               2003                2002
------------------------------------------------------------------------------
Large Company Value
    Investor             $2,243,876           $875,313           $401,940
------------------------------------------------------------------------------
    Institutional          $371,745            $48,499          $3,574(1)
------------------------------------------------------------------------------
    A                      $321,011          $3,066(2)                N/A
------------------------------------------------------------------------------
    B                       $24,910             $42(2)                N/A
------------------------------------------------------------------------------
    C                       $47,741             $4,990            $534(3)
------------------------------------------------------------------------------
    R                          $146                N/A                N/A
------------------------------------------------------------------------------
    Advisor                 $32,303             $1,584               $775
------------------------------------------------------------------------------
Value
    Investor            $18,904,055        $17,744,450        $17,814,976
------------------------------------------------------------------------------
    Institutional        $1,577,204         $1,545,683         $1,714,283
------------------------------------------------------------------------------
    A                       $47,310            $237(2)                N/A
------------------------------------------------------------------------------
    B                       $12,969             $64(2)                N/A
------------------------------------------------------------------------------
    C                       $45,040            $22,215          $5,187(4)
------------------------------------------------------------------------------
    Advisor              $2,358,981         $1,556,034         $1,099,846
------------------------------------------------------------------------------
Small Cap Value
    Investor            $11,008,887        $11,942,134         $9,971,554
------------------------------------------------------------------------------
    Institutional        $1,299,047         $1,007,291           $350,372
------------------------------------------------------------------------------
    C                       $43,183            $37,978         $24,220(5)
------------------------------------------------------------------------------
    Advisor              $2,957,817         $1,870,244           $774,361
------------------------------------------------------------------------------
Equity Income
    Investor            $18,156,407        $11,280,725         $7,027,325
------------------------------------------------------------------------------
    Institutional        $1,010,885           $610,275           $387,425
------------------------------------------------------------------------------
    C                      $259,127            $81,280          $7,343(6)
------------------------------------------------------------------------------
    R                          $750                N/A                N/A
------------------------------------------------------------------------------
    Advisor              $2,377,538           $773,714           $343,148
------------------------------------------------------------------------------
Equity Index
    Investor               $626,095           $448,210           $437,170
------------------------------------------------------------------------------
    Institutional        $1,865,191         $1,005,052         $1,308,235
------------------------------------------------------------------------------
Real Estate
    Investor             $2,730,846         $1,491,938         $1,040,597
------------------------------------------------------------------------------
    Institutional          $424,727           $198,341           $135,140
------------------------------------------------------------------------------
    Advisor                $392,000           $189,009           $116,872
------------------------------------------------------------------------------
Mid Cap Value
------------------------------------------------------------------------------
    Investor                 $27(7)                N/A                N/A
------------------------------------------------------------------------------

(1) AUGUST 10, 2001 (INCEPTION) THROUGH MARCH 31, 2002.

(2) JANUARY 31, 2003 (INCEPTION) THROUGH MARCH 31, 2003.

(3) NOVEMBER 7, 2001 (INCEPTION) THROUGH MARCH 31, 2002.

(4) JUNE 4, 2001 (INCEPTION) THROUGH MARCH 31, 2002.

(5) JUNE 1, 2001 (INCEPTION) THROUGH MARCH 31, 2002.

(6) JULY 13, 2001 (INCEPTION) THROUGH MARCH 31, 2002.

(7) MARCH 31, 2004 (INCEPTION) THROUGH MARCH 31, 2004.

39

SUBADVISORS

EQUITY INDEX FUND

The investment management agreement provides that the advisor may delegate certain responsibilities under the agreement to a subadvisor. Currently,
Barclays Global Fund Advisors ("Barclays") serves as subadvisor to the Equity
Index Fund under a subadvisory agreement between the advisor and Barclays dated
January 29, 1999. The subadvisory agreement continues for an initial period of one year and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.
The subadvisory agreement is subject to termination without penalty on 60 days'
written notice by Barclays, the advisor, the Board of Directors, or a majority of the fund's outstanding votes and will terminate automatically in the event of
(i) its assignment or (ii) termination of the investment advisory agreement between the fund and the advisor.

The subadvisory agreement provides that Barclays will make investment decisions for the Equity Index Fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time. For these services, the advisor pays
Barclays a monthly fee at an annual rate of 0.05% of the fund's average daily net assets up to $200 million, 0.02% of the average daily net assets of the next
$300 million, and 0.01% of average daily net assets over $500 million.

For the fiscal years ended March 31, 2004, 2003 and 2002, the advisor paid
Barclays Global Fund Advisors subadvisory fees as listed in the following table:

BARCLAYS GLOBAL FUND ADVISORS SUBADVISORY FEES
--------------------------------------------------------------------------------
2004                                           $198,427
--------------------------------------------------------------------------------
2003                                           $148,801
--------------------------------------------------------------------------------
2002                                           $151,032
--------------------------------------------------------------------------------

REAL ESTATE FUND

The investment management agreement provides that the advisor may delegate certain responsibilities under the agreement to a subadvisor. Currently, JPMIM serves as subadvisor to the Real Estate Fund under a subadvisory agreement between the advisor and JPMIM dated January 1, 2000, that was approved by shareholders on December 17, 1999. The subadvisory agreement continues for an initial period of two years and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by the advisor, the Board of Directors, a majority of the fund's outstanding shares, or JPMIM, and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the advisor.

The subadvisory agreement provides that JPMIM will make investment decisions for the Real Estate Fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time. For these services, the manager pays
JPMIM a monthly fee at an annual rate of 0.425% of the fund's average daily net assets.

40

For the fiscal years ended March 31, 2004, 2003 and 2002 the manager paid JPMIM subadvisory fees as listed in the following table:

JPMIM SUBADVISORY FEES
--------------------------------------------------------------------------------
2004                            $1,268,594
--------------------------------------------------------------------------------
2003                              $695,981
--------------------------------------------------------------------------------
2002                              $466,608
--------------------------------------------------------------------------------

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 36.

Special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR on page 36. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York, 11245, and
Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

41

INDEPENDENT AUDITORS

Deloitte & Touche LLP are the independent auditors of the funds. The address of
Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As
the independent auditors of the funds, Deloitte & Touche provide services including

(1) auditing the annual financial statements for each fund,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. For Equity Index and the Real Estate Fund, the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisor under the terms of the applicable investment subadvisory agreement.

The advisor, or the subadvisor, as the case may be, receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor or the subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because the information and services may vary in amount, quality and reliability, its influence in selecting brokers varies from none to very substantial. The advisor or the subadvisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. The information and services will be in addition to and not in lieu of services to be performed by the advisor. The advisor does not use brokers that provide such information and services to reduce the expense of providing required services to the funds.

In the fiscal periods March 31, 2004, 2003, and 2002, the brokerage commissions of each fund were as follows.

FUND                          2004             2003                 2002
------------------------------------------------------------------------------
Large Company Value         $184,972         $107,019             $37,880
------------------------------------------------------------------------------
Value                     $4,806,017       $4,224,298          $6,250,574
------------------------------------------------------------------------------
Small Cap Value           $3,229,782       $3,516,917          $3,059,659
------------------------------------------------------------------------------
Mid Cap Value                $295(1)              N/A                 N/A
------------------------------------------------------------------------------
Equity Income             $3,193,886       $2,902,522          $1,803,207
------------------------------------------------------------------------------
Equity Index                $179,658         $118,027             $57,745
------------------------------------------------------------------------------
Real Estate               $1,898,968         $996,265            $726,115
------------------------------------------------------------------------------

(1) FROM MARCH 31, 2004 (INCEPTION) TO MARCH 31, 2004.

42

The brokerage commissions paid by the funds may exceed those that another broker might have charged for the same transactions because of the value of the brokerage and research services provided. Research services furnished by brokers through whom the funds make securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the funds' portfolios.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

                                                            VALUE OF SECURITIES
                                                            OWNED AS OF
FUND                    BROKER, DEALER OR PARENT            MARCH 31, 2004
--------------------------------------------------------------------------------
Large Company Value     Citigroup, Inc.                     $28,652,140
                        --------------------------------------------------------
                        Bank of America                     $14,503,518
                        --------------------------------------------------------
                        Wachovia Corp.                       $8,492,900
                        --------------------------------------------------------
                        Morgan Stanley                       $8,337,150
                        --------------------------------------------------------
                        Merrill Lynch & Co., Inc.            $8,487,300
--------------------------------------------------------------------------------
Value                   Bank of America                     $56,418,766
--------------------------------------------------------------------------------
Small Cap Value         None
--------------------------------------------------------------------------------
Equity Income           Goldman Sachs Corp.                $104,858,519
                        --------------------------------------------------------
                        Bank of America                     $74,586,746
                        --------------------------------------------------------
                        Citigroup, Inc.                     $14,717,247
--------------------------------------------------------------------------------
Equity Index            Citigroup, Inc.                     $24,670,775
                        --------------------------------------------------------
                        Bank of America                     $10,876,099
                        --------------------------------------------------------
                        Morgan Stanley                       $5,813,372
                        --------------------------------------------------------
                        Wachovia Corp.                       $5,732,449
                        --------------------------------------------------------
                        Merrill Lynch & Company Inc.         $5,344,140
                        --------------------------------------------------------
                        Goldman Sachs Corp.                  $4,662,567
                        --------------------------------------------------------
                        Lehman Brothers                      $2,120,229
                        --------------------------------------------------------
                        Charles Schwab & Co. Inc.            $1,459,238
                        --------------------------------------------------------
                        Bear Stearns Companies Inc.            $842,429
--------------------------------------------------------------------------------
Real Estate             None
--------------------------------------------------------------------------------

43

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian, and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class.
Pursuant to such plan, the funds may issue up to seven classes of shares:
Investor Class, Institutional Class, A Class, B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k)
and other retirement plans. The unified management fee for the A, B, C and R
Classes is the same as for Investor Class, but the A, B, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder
Services Plan (the A Class Plan, B Class Plan, C Class Plan and R Class Plan,
respectively and collectively with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

44

RULE 12B-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C, R and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors [including a majority of directors who are not interested persons of the funds (as defined in the Investment
Company Act), hereafter referred to as the independent directors] determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ration for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in continuing the Plans.
Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by a majority of the outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As described in the Prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2004, the aggregate amount of fees paid under the A Class Plan was:

    Large Company Value       $89,170
    Value                     $11,828

45

The distributor then makes these payments to the financial intermediaries who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule
    12b-1 of the Investment Company Act.

46

B CLASS PLAN

As described in the Prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2004, the aggregate amount of fees paid under the B Class Plan was:

    Large Company Value       $27,677
    Value                     $12,969

The distributor then makes these payments to the financial intermediaries who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

47

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule
    12b-1 of the Investment Company Act.

C CLASS PLAN

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2004, the aggregate amount of fees paid under the C Class Plan was:

    Large Company Value       $53,047
    Value                     $45,040
    Small Cap Value           $34,547
    Equity Income            $259,128

48

The distributor then makes these payments to the financial intermediaries who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule
    12b-1 of the Investment Company Act.

49

R CLASS PLAN

As described in the Prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2004, the aggregate amount of fees paid under the R Class Plan was:

    Large Company Value           $81
    Equity Income                $375

The distributor then makes these payments to the financial intermediaries who offer the R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

50

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule
    12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' advisor has reduced its management fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50%
annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2004, the aggregate amount of fees paid under the Advisor Class Plan was:

    Large Company Value       $24,848
    Value                  $1,572,654
    Small Cap Value        $1,478,908
    Equity Income          $1,585,024
    Real Estate              $214,168

51

Because the Advisor Class of Mid Cap Value was not in operation as of the fiscal year end, it is not included.

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to,

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that use the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
    distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares according to specific or preauthorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting for shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended March 31, 2004, the aggregate amount of fees paid under the Advisor Class Plan by the funds for shareholder services was:

    Large Company Value      $12,424
    Value                   $786,327
    Small Cap Value         $739,454
    Equity Income           $792,512
    Real Estate             $107,084

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to,

(a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses) of the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' investors and prospective investors;

52

(f) receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports;

(g) providing facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;

(l) profit on the foregoing;

(m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD;
    and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2004, the aggregate amount of fees paid under the Advisor Class Plan by the funds for distribution services was:

    Large Company Value      $12,424
    Value                   $786,327
    Small Cap Value         $739,454
    Equity Income           $792,512
    Real Estate             $107,084

SALES CHARGES

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled CHOOSING A
SHARE CLASS. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

* Qualified retirement plan purchases

* Certain individual retirement account rollovers

* Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

* Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

* Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

* Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

53

Shares of the A, B and C Classes are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

The aggregate contingent deferred sales charges paid to the Distributor for the
B Class shares in the fiscal year ended March 31, 2004, were:

    Value                         $67
    Large Company Value        $2,244

The aggregate contingent deferred sales charges paid to the Distributor for the
C Class shares in the fiscal year ended March 31, 2004, were:

    Value                        $550
    Large Company Value        $1,568
    Small Cap Value              $414
    Equity Income              $3,680

DEALER CONCESSIONS

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares are as follows:

PURCHASE AMOUNT                DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                          5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                          4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                        3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                        2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                        1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                    1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                    0.50%
--------------------------------------------------------------------------------
> $10,000,000                              0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

54

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and converting fund shares is contained in the funds' Prospectuses. The Prospectuses are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1-5.75%) = $5.31.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined according to procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers according to procedures established by the Board of Directors.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

55

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined according to procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, these calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the fund in the manner in which they were realized by the fund.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of those holdings will be deemed ordinary income regardless of how long the fund holds the investment.

56

The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. Alternatively, the fund may elect to recognize cumulative gains on such investments and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of March 31, 2004, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND                              CAPITAL LOSS CARRYOVER
--------------------------------------------------------------------------------
Large Company Value               $81,436 (expiring in 2011)
--------------------------------------------------------------------------------
Equity Index                      $64,596,407 (expiring in 2009 through 2011)
--------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate on reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, postponing the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of those distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of these distributions in your own state.

57

TAXATION OF CERTAIN MORTGAGE REITS

The funds may invest in real estate investment trusts (REITs) that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a real estate mortgage investment conduit
(REMIC)(referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations provide that excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by them with the same consequences as if these shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business inclusion income, thus requiring the entity to pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements for the funds have been audited by Deloitte & Touche
LLP, independent auditors. Their Independent Auditors' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended March
31, 2004, are incorporated herein by reference.

58

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the funds invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA     This is the highest rating assigned by S&P to a debt
        obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA      Debt rated in this category is considered to have a very
        strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A       Debt rated A has a strong capacity to pay interest and
        repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category is regarded as having an
        adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB      Debt rated in this category has less near-term
        vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B       Debt rated in this category is more vulnerable to
        nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC     Debt rated in this category is currently vulnerable to
        nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or
        B- rating.
--------------------------------------------------------------------------------
CC      Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C       The rating C typically is applied to debt subordinated to
        senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D       Debt rated in this category is in default. This rating is
        used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

59

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa     This is the highest rating assigned by Moody's to a debt
        obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa      Debt rated in this category is considered to have a very
        strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A       Debt rated in this category possesses many favorable
        investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa     Debt rated in this category is considered as medium-grade
        debt having an adequate capacity to pay interest and repay principal.
        While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba      Debt rated Ba has less near-term vulnerability to default
        than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B       Debt rated B has a greater vulnerability to default, but
        currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa     Debt rated Caa is of poor standing, has a currently
        identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca      Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C       This is the lowest rating assigned by Moody's, and debt
        rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------
FITCH, INC.
--------------------------------------------------------------------------------
AAA     Debt rated in this category has the lowest expectation of
        credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA      Debt rated in this category has a very low expectation of
        credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A       Debt rated in this category has a low expectation of
        credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category currently has a low
        expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------

60

FITCH, INC.
--------------------------------------------------------------------------------
BB          Debt rated in this category has a possibility of
            developing credit risk, particularly as the result of adverse economic change over time. However, business or financial
            alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B           Debt rated in this category has significant credit risk,
            but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------
CCC,        Debt rated in these categories has a real possibility for
CC, C       default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD,        The ratings of obligations in this category are based on
DD, D       their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-
            100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

            Entities rated in this category have defaulted on some or
            all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P     MOODY'S     DESCRIPTION
--------------------------------------------------------------------------------
A-1     Prime-1     This indicates that the degree of safety regarding timely
        (P-1)       payment is strong. Standard & Poor's rates those issues
                    determined to possess extremely strong safety
                    characteristics as A-1+.
--------------------------------------------------------------------------------
A-2     Prime-2     Capacity for timely payment on commercial paper is
        (P-2)       satisfactory, but the relative degree of safety is not as
                    high as for issues designated A-1. Earnings trends and
                    coverage ratios, while sound, will be more subject
to
                    variation. Capitalization characteristics, while still
                    appropriate, may be more affected by external conditions.
                    Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3     Prime-3     Satisfactory capacity for timely repayment. Issues that
        (P-3)       carry this rating are somewhat more vulnerable to the
                    adverse changes in circumstances than obligations carrying the higher designations.
--------------------------------------------------------------------------------

61

NOTE RATINGS
--------------------------------------------------------------------------------

S&P      MOODY'S          DESCRIPTION
--------------------------------------------------------------------------------
SP-1     MIG-1; VMIG-1    Notes are of the highest quality enjoying strong
                          protection from established cash flows of funds for
                          their servicing or from established and broad-based
                          access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2     MIG-2; VMIG-2    Notes are of high quality with ample margins of
                          protection, although not so large as in the preceding
                          group.
--------------------------------------------------------------------------------
SP-3     MIG-3; VMIG-3    Notes are of favorable quality with all security
                          elements accounted for, but lacking the undeniable
                          strength of the preceding grades. Market access for
                          refinancing, in particular, is less likely to be
                          well-established.
--------------------------------------------------------------------------------
SP-4     MIG-4; VMIG-4    Notes are of adequate quality, carrying specific risk
                          but having protection and not distinctly or
                          predominantly speculative.
--------------------------------------------------------------------------------

62

NOTES

63

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON         SEC Public Reference Room
                  Washington, D.C. Call 202-942-8090 for location and hours.

ON THE INTERNET   * EDGAR database at sec.gov

                  * By email request at publicinfo@sec.gov

BY MAIL           SEC Public Reference Section
                  Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

SH-SAI-38451   0408

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

PART C    OTHER INFORMATION

Item 22. Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (a)  (1) Articles of Incorporation of Twentieth Century Capital Portfolios,
Inc., dated June 11, 1993 (filed electronically as Exhibit 1a to Post-Effective
Amendment No. 5 to the Registration Statement of the Registrant on July 31,
1996, File No. 33-64872).

          (2) Articles Supplementary of Twentieth Century Capital Portfolios,
Inc., dated April 24, 1995 (filed electronically as Exhibit a2 to Post-Effective
Amendment No. 24 to the Registration Statement of the Registrant on October 10,
2002, File No. 33-64872).

          (3) Articles Supplementary of Twentieth Century Capital Portfolios,
Inc., dated March 11, 1996 (filed electronically as Exhibit 1b to Post-Effective
Amendment No. 5 to the Registration Statement of the Registrant on July 31,
1996, File No. 33-64872).

          (4) Articles Supplementary of Twentieth Century Capital Portfolios,
Inc., dated September 9, 1996 (filed electronically as Exhibit a3 to
Post-Effective Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872).

          (5) Articles of Amendment of Twentieth Century Capital Portfolios,
Inc., dated December 2, 1996 (filed electronically as Exhibit b1c to
Post-Effective Amendment No. 7 to the Registration Statement of the Registrant
on March 3, 1997, File No. 33-64872).

          (6) Articles Supplementary of American Century Capital Portfolios,
Inc., dated December 2, 1996 (filed electronically as Exhibit b1d to
Post-Effective Amendment No. 7 to the Registration Statement of the Registrant
on March 3, 1997, File No. 33-64872).

          (7) Articles Supplementary of American Century Capital Portfolios,
Inc., dated April 30, 1997 (filed electronically as Exhibit b1e to
Post-Effective Amendment No. 8 to the Registration Statement of the Registrant
on May 21, 1997, File No. 33-64872).

          (8) Certificate of Correction to Articles Supplementary of American
Century Capital Portfolios, Inc., dated May 15, 1997 (filed electronically as
Exhibit b1f to Post-Effective Amendment No. 8 to the Registration Statement of
the Registrant on May 21, 1997, File No. 33-64872).

          (9) Articles of Merger merging RREEF Securities Fund, Inc. with and into American Century Capital Portfolios, Inc., dated June 13, 1997 (filed electronically as Exhibit a8 to Post-Effective Amendment No. 15 to the
Registration Statement of the Registrant on May 14, 1999, File No. 33-64872).

          (10) Articles Supplementary of American Century Capital Portfolios,
Inc., dated December 18, 1997 (filed electronically as Exhibit b1g to
Post-Effective Amendment No. 9 to the Registration Statement of the Registrant
on February 17, 1998, File No. 33-64872).

          (11) Articles Supplementary of American Century Capital Portfolios,
Inc., dated June 1, 1998 (filed electronically as Exhibit b1h to Post-Effective
Amendment No. 11 to the Registration Statement of the Registrant on June 26,
1998, File No. 33-64872).

          (12) Articles Supplementary of American Century Capital Portfolios,
Inc., dated January 29, 1999 (filed electronically as Exhibit b1i to
Post-Effective Amendment No. 14 to the Registration Statement of the Registrant
on December 29, 1998, File No. 33-64872).

          (13) Articles Supplementary of American Century Capital Portfolios,
Inc., dated February 16, 1999 (filed electronically as Exhibit a12 to
Post-Effective Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872).

          (14) Certificate of Correction to Articles Supplementary of American
Century Capital Portfolios, Inc., dated May 12, 1999 (filed electronically as
Exhibit a15 to Post-Effective Amendment No. 24 to the Registration Statement of
the Registrant on October 10, 2002, File No. 33-64872).

          (15) Articles Supplementary of American Century Capital Portfolios,
Inc., dated June 2, 1999 (filed electronically as Exhibit a13 to Post-Effective
Amendment No. 16 to the Registration Statement of the Registrant on July 29,
1999, File No. 33-64872).

          (16) Articles Supplementary of American Century Capital Portfolios,
Inc., dated June 8, 2000 (filed electronically as Exhibit a14 to Post-Effective
Amendment No. 17 to the Registration Statement of the Registrant on July 28,
2000, File No. 33-64872).

          (17) Articles Supplementary of American Century Capital Portfolios,
Inc., dated March 5, 2001 (filed electronically as Exhibit a15 to Post-Effective
Amendment No. 20 to the Registration Statement of the Registrant on April 20,
2001, File No. 33-64872).

          (18) Articles Supplementary of American Century Capital Portfolios,
Inc., dated April 4, 2001 (filed electronically as Exhibit a16 to Post-Effective
Amendment No. 20 to the Registration Statement of the Registrant on April 20,
2001, File No. 33-64872).

          (19) Articles Supplementary of American Century Capital Portfolios,
Inc., dated May 21, 2001 (filed electronically as Exhibit a17 to Post-Effective
Amendment No. 21 to the Registration Statement of the Registrant on July 30,
2001, File No. 33-64872).

          (20) Articles Supplementary of American Century Capital Portfolios,
Inc., dated August 23, 2001 (filed electronically as Exhibit a18 to
Post-Effective Amendment No. 22 to the Registration Statement of the Registrant
on July 30, 2002, File No. 33-64872).

          (21) Articles Supplementary of American Century Capital Portfolios,
Inc., dated March 6, 2002 (filed electronically as Exhibit a19 to Post-Effective
Amendment No. 22 to the Registration Statement of the Registrant on July 30,
2002, File No. 33-64872).

          (22) Articles Supplementary of American Century Capital Portfolios,
Inc., dated April 4, 2002 (filed electronically as Exhibit a20 to Post-Effective
Amendment No. 22 to the Registration Statement of the Registrant on July 30,
2002, File No. 33-64872).

          (23) Articles Supplementary of American Century Capital Portfolios,
Inc., dated June 14, 2002 (filed electronically as Exhibit a21 to Post-Effective
Amendment No. 22 to the Registration Statement of the Registrant on July 30,
2002, File No. 33-64872).

          (24) Certificate of Correction to Articles Supplementary of American
Century Capital Portfolios, Inc., dated June 17, 2002 (filed electronically as
Exhibit a22 to Post-Effective Amendment No. 22 to the Registration Statement of
the Registrant on July 30, 2002, File No. 33-64872).

          (25) Articles Supplementary of American Century Capital Portfolios,
Inc., dated July 12, 2002 (filed electronically as Exhibit a23 to Post-Effective
Amendment No. 22 to the Registration Statement of the Registrant on July 30,
2002, File No. 33-64872).

          (26) Articles Supplementary of American Century Capital Portfolios,
Inc., dated August 6, 2003 (filed electronically as Exhibit a26 to
Post-Effective Amendment No. 28 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-64872).

          (27) Articles Supplementary of American Century Capital Portfolios,
Inc., dated November 5, 2003 (filed electronically as Exhibit a27 to
Post-Effective Amendment No. 30 to the Registration Statement of the Registrant
on March 29, 2004, File No. 33-64872).

          (28) Articles Supplementary of American Century Capital Portfolios,
Inc., dated January 12, 2004 (filed electronically as Exhibit a28 to
Post-Effective Amendment No. 30 to the Registration Statement of the Registrant
on March 29, 2004, File No. 33-64872).

          (29) Articles Supplementary of American Century Capital Portfolios,
Inc., dated April 1, 2004 (filed electronically as Exhibit a29 to Post-Effective
Amendment No. 31 to the Registration Statement of the Registrant on May 26,
2004, File No. 33-64872).

          (30) Articles Supplementary of American Century Capital Portfolios,
Inc., dated June 7, 2004, is included herein.

          (31) Articles Supplementary of American Century Capital Portfolios,
Inc., dated June 21, 2004, is included herein.

     (b)  (1) By-Laws (filed electronically as Exhibit 2 to Post-Effective
Amendment No. 5 to the Registration Statement of the Registrant on July 31,
1996, File No. 33-64872).

          (2) Amendment to the By-Laws (filed electronically as Exhibit b2b to
Post-Effective Amendment No. 9 to the Registration Statement of the Registrant
on February 17, 1998, File No. 33-64872).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, Article Eighth and Article Ninth of
Registrant's Articles of Incorporation, appearing as Exhibit 1a to
Post-Effective Amendment No. 5 on Form N-1A of the Registrant; and Sections 3,
4, 5, 6, 7, 8, 9, 10, 11, 22, 24, 25, 30, 31, 33, 39, 40, 45 and 46 of
Registrant's By-Laws appearing as Exhibit 2 to Post-Effective Amendment No. 5 on
Form N-1A of the Registrant, and Sections 25, 30, and 31 of Registrant's
Amendment to By-Laws appearing as Exhibit b2b to Post-Effective Amendment No. 9 on Form N-1A of the Registrant.

     (d) Amended and Restated Management Agreement with American Century
Investment Management, Inc., dated as of August 1, 2004, is included herein.

     (e)  (1) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc., dated September 3, 2002 (filed electronically as
Exhibit e1 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated December 31, 2002 (filed electronically as Exhibit e2 to Post-Effective Amendment No. 4 to the
Registration Statement of American Century Variable Portfolios II, Inc. on
December 20, 2002, File No. 333-46922).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated August 29, 2003 (filed electronically as Exhibit e3 to Post-Effective Amendment No. 17 to the
Registration Statement of American Century Strategic Asset Allocations, Inc. on
August 28, 2003, File No. 33-79482).

          (4) Amendment No. 3 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated as of February 27, 2004
(filed electronically as Exhibit e4 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213).

          (5) Amendment No. 4 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated May 1, 2004 (filed electronically as Exhibit e5 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Quantitative Equity Funds, Inc., on
April 29, 2004, File No. 33-19589).

          (6) Amendment No. 5 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated as of August 1, 2004
(filed electronically as Exhibit e6 to Post-Effective Amendment No. 24 to the
Registration Statement of American Century Investment Trust, on July 29, 2004,
File No. 33-65170).

     (f)  Not applicable.

     (g)  (1) Master Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the
Registration Statement of American Century Mutual Funds, Inc. on February 28,
1997, File No. 2-14213).

          (2) Global Custody Agreement with The Chase Manhattan Bank, dated
August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222).

          (3) Amendment to Global Custody Agreement with The Chase Manhattan
Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to
Pre-Effective Amendment No. 2 to the Registration Statement of American Century
Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922).

     (h)  (1) Transfer Agency Agreement with Twentieth Century Services, Inc., dated as of August 1, 1993 (filed electronically as Exhibit 9 to Post-Effective
Amendment No. 5 to the Registration Statement of the Registrant on July 31,
1996, File No. 33-64872).

          (2) Credit Agreement with JPMorgan Chase Bank, as Administrative
Agent, dated as of December 17, 2003 (filed electronically as Exhibit h9 to
Post-Effective Amendment No. 39 to the Registration Statement of American
Century Target Maturities Trust, on January 30, 2004, File No. 2-94608).

          (3) Customer Identification Program Reliance Agreement, dated April
23, 2004 (filed electronically as Exhibit h12 to Post-Effective Amendment No. 35
to the Registration Statement of American Century Quantitative Equity Funds,
Inc., on April 29, 2004, File No. 33-19589).

     (i)  Opinion and Consent of Counsel, is included herein.

     (j)  (1) Consent of Deloitte & Touche LLP, is included herein.

          (2) Power of Attorney, dated November 15, 2002 (filed electronically as Exhibit j2 to Post-Effective Amendment No. 99 to the Registration Statement
of American Century Mutual Funds, Inc. on December 17, 2002, File No. 2-14213).

          (3) Power of Attorney, dated November 15, 2002 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 103 to the Registration Statement
of American Century Mutual Funds, Inc. on December 1, 2003, File No. 2-14213).

          (4) Secretary's Certificate, dated November 25, 2002 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 99 to the
Registration Statement of American Century Mutual Funds, Inc. on December 17,
2002, File No. 2-14213).

     (k)  Not applicable.

     (l)  Not applicable.

     (m) (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed electronically as Exhibit b15a to Post-Effective
Amendment No. 9 to the Registration Statement of the Registrant on February 17,
1998, File No. 33-64872).

          (2) Amendment No. 1 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated June 13, 1997 (filed electronically as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
American Century Mutual Funds, Inc. on July 17, 1997, File No. 2-14213).

          (3) Amendment No. 2 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213).

          (4) Amendment No. 3 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated June 30, 1998 (filed electronically as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
the Registrant on June 26, 1998, File No. 33-64872).

          (5) Amendment No. 4 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
American Century World Mutual Funds, Inc. on November 13, 1998, File No.
33-39242).

          (6) Amendment No. 5 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed electronically as
Exhibit m6 to Post-Effective Amendment No. 83 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213).

          (7) Amendment No. 6 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated July 30, 1999 (filed electronically as
Exhibit m7 to Post-Effective Amendment No. 16 to the Registration Statement of
the Registrant on July 29, 1999, File No. 33-64872).

          (8) Amendment No. 7 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed electronically as
Exhibit m8 to Post-Effective Amendment No. 87 to the Registration Statement of
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213).

          (9) Amendment No. 8 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated June 1, 2000 (filed electronically as
Exhibit m9 to Post-Effective Amendment No. 19 to the Registration Statement of
American Century World Mutual Funds, Inc. on May 24, 2000, File No. 33-39242).

          (10) Amendment No. 9 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated April 30, 2001 (filed electronically as
Exhibit m10 to Post-Effective Amendment No. 24 to the Registration Statement of
American Century World Mutual Funds, Inc. on April 19, 2001, File No. 33-39242).

          (11) Amendment No. 10 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated December 3, 2001 (filed electronically as
Exhibit m11 to Post-Effective Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213).

          (12) Amendment No. 11 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed electronically as
Exhibit m12 to Post-Effective Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No.
33-39242).

          (13) Amendment No. 12 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated as of August 1, 2004, is included herein.

          (14) Master Distribution and Individual Shareholder Services Plan (C
Class), dated March 1, 2001 (filed electronically as Exhibit m11 to
Post-Effective Amendment No. 24 to the Registration Statement of American
Century World Mutual Funds, Inc. on April 19, 2001, File No. 33-39242).

          (15) Amendment No. 1 to Master Distribution and Individual Shareholder
Services Plan (C Class), dated April 30, 2001 (filed electronically as Exhibit
m12 to Post-Effective Amendment No. 24 to the Registration Statement of American
Century World Mutual Funds, Inc. on April 19, 2001, File No. 33-39242).

          (16) Amendment No. 2 to Master Distribution and Individual Shareholder
Services Plan (C Class), dated September 3, 2002 (filed electronically as
Exhibit m15 to Post-Effective Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No.
33-39242).

          (17) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated as of February 27, 2004 (filed electronically as Exhibit m16 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213).

          (18) Master Distribution and Individual Shareholder Services Plan (A
Class), dated September 3, 2002 (filed electronically as Exhibit m6 to
Post-Effective Amendment No. 34 to the Registration Statement of American
Century California Tax-Free and Municipal Funds on October 1, 2002, File No.
2-82734).

          (19) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated as of February 27, 2004 (filed electronically as Exhibit m18 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213).

          (20) Master Distribution and Individual Shareholder Services Plan (B
Class), dated September 3, 2002 (filed electronically as Exhibit m7 to
Post-Effective Amendment No. 34 to the Registration Statement of American
Century California Tax-Free and Municipal Funds on October 1, 2002, File No.
2-82734).

          (21) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (B Class) dated as of February 27, 2004 (filed electronically as Exhibit m20 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213).

          (22) Master Distribution and Individual Shareholder Services Plan (R
Class), dated August 29, 2003 (filed electronically as Exhibit m16 to
Post-Effective Amendment No. 17 to the Registration Statement of American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No.
33-79482).

          (23) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed electronically as
Exhibit m15 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Quantitative Equity Funds, Inc., on April 29, 2004, File No.
33-19589).

     (n) (1) Amended and Restated Multiple Class Plan, dated September 3, 2002
(filed electronically as Exhibit n to Post-Effective Amendment No. 35 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 17, 2002, File No.2-82734).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan,
dated December 31, 2002 (filed electronically as Exhibit n2 to Post-Effective
Amendment No. 39 to the Registration Statement of American Century Municipal
Trust on December 23, 2002, File No. 2-91229).

          (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan,
dated August 29, 2003 (filed electronically as Exhibit n3 to Post-Effective
Amendment No. 17 to the Registration Statement of American Century Strategic
Asset Allocations, Inc. on August 28, 2003, File No. 33-79482).

          (4) Amendment No. 3 to the Amended and Restated Multiple Class Plan,
dated as of February 27, 2004 (filed electronically as Exhibit n4 to
Post-Effective Amendment No. 104 to the Registration Statement of American
Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213).

          (5) Amendment No. 4 to the Amended and Restated Multiple Class Plan,
dated May 1, 2004 (filed electronically as Exhibit n5 to Post-Effective
Amendment No. 35 to the Registration Statement of American Century Quantitative
Equity Funds, Inc., on April 29, 2004, File No. 33-19589).

          (6) Amendment No. 5 to the Amended and Restated Multiple Class Plan,
dated as of August 1, 2004 (filed electronically as Exhibit n6 to Post-Effective
Amendment No. 24 to the Registration Statement of American Century Investment
Trust, on July 29, 2004, File No. 33-65170).

     (o)  Reserved.

     (p) (1) American Century Investments Code of Ethics (filed electronically as Exhibit p to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Quantitative Equity Funds, Inc. on April 29, 2004, File No.
33-19589).

          (2) Barclays Code of Ethics (filed electronically as Exhibit p2 to
Post-Effective Amendment No. 30 to the Registration Statement of American
Century Variable Portfolios, Inc. on April 12, 2001, File No. 33-14567).

          (3) J.P. Morgan Investment Management, Inc. Code of Ethics (filed electronically as Exhibit p3 to Post-Effective Amendment No. 20 to the
Registration Statement of the Registrant on April 20, 2001, File No. 33-64872).

Item 23. Persons Controlled by or Under Common Control with Registrant.

The persons who serve as the directors of the Registrant also serve, in substantially identical capacities, as the boards of directors of the following investment companies: American Century Capital Portfolios, Inc. American Century
Mutual Funds, Inc. American Century Strategic Asset Allocations, Inc. American
Century Variable Portfolios, Inc. American Century World Mutual Funds, Inc.
Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 24.  Indemnification.

The Registrant is a Maryland corporation. Section 2-418 of the Maryland General
Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article Eighth of the Registrant's Articles of Incorporation requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 25. None

Item 26. Principal Underwriter.

I. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     (b) The following is a list of the directors and executive officers of
ACIS:

Name and Principal      Positions and Offices     Positions and Offices
Business Address*       with Underwriter             with Registrant
-----------------------------------------------------------------------
James E. Stowers, Jr.  Chairman and Director          Chairman and
                                                      Director

James E. Stowers III   Co-Chairman and Director       Director

William M. Lyons       President, Chief Executive     President
                       Officer and Director

Robert T. Jackson      Executive Vice President,      Executive Vice
                       Chief Financial Officer        President
                       and Chief Accounting Officer

Donna Byers            Senior Vice President          none

Brian Jeter            Senior Vice President          none

Mark Killen            Senior Vice President          none

Dave Larrabee          Senior Vice President          none

Barry Mayhew           Senior Vice President          none

David C. Tucker        Senior Vice President          Senior Vice
                       and General Counsel            President
                                                      and General
                                                      Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 27.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at 4500 Main Street, Kansas
City, Missouri 64111.

Item 28.  Management Services - Not applicable.

Item 29.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 32 to its
Registration Statement pursuant to Rule 485(b) promulgated under the Securities
Act of 1933, as amended, and has duly caused this Amendment No. 32 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Kansas City, State of Missouri on the 29th day of July, 2004.

                               American Century Capital Portfolios, Inc.
                                  (Registrant)

                               By:  /*/ William M. Lyons
                                    -----------------------------------------
                                    President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 32 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                             Date
---------                       -----                             ----

*William M. Lyons               President and                   July 29, 2004
-------------------------       Principal Executive Officer
William M. Lyons

*Maryanne Roepke                Senior Vice President,          July 29, 2004
-------------------------       Treasurer and Chief Accounting
Maryanne Roepke                 Officer

*James E. Stowers, Jr.          Chairman of the Board and       July 29, 2004
-------------------------       Director
James E. Stowers, Jr.

*James E. Stowers III           Director                        July 29, 2004
-------------------------
James E. Stowers III

*Thomas A. Brown                Director                        July 29, 2004
-------------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.          Director                        July 29, 2004
-------------------------
Andrea C. Hall, Ph. D.

*D. D. (Del) Hock               Director                        July 29, 2004
-------------------------
D. D. (Del) Hock

*Donald H. Pratt                Director                        July 29, 2004
-------------------------
Donald H. Pratt

*Gale E. Sayers                 Director                        July 29, 2004
-------------------------
Gale E. Sayers

*M. Jeannine Strandjord         Director                        July 29, 2004
-------------------------
M. Jeannine Strandjord

*Timothy S. Webster             Director                        July 29, 2004
-------------------------
Timonty S. Webster

*By /s/ Charles A. Etherington
    ---------------------------------------------
    Charles A. Etherington
    Attorney-in-Fact (pursuant to Powers of
    Attorney dated  November 15, 2002)